Registration No. 333-19725

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 104	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Insurance Company)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Insurance Company’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

DOMINIC BLUE	JOHN P. GRUBER, ESQ.
Chief Executive Officer	Senior Vice President, General Counsel
Annuity Investors Life Insurance Company	Secretary and Chief Compliance Officer
P.O. Box 5423	Annuity Investors Life Insurance Company
Cincinnati, Ohio 45201-5423	P.O. Box 5423
(Name and Address of Agent for Service)	Cincinnati, Ohio 45201-5423

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2026 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of Interest in Annuity Investors Variable Account B under
The Commodore Spirit® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

Mailing Address: P.O. Box 5423, Cincinnati OH 45201-5423

Administrative Office: 191 Rosa Parks Street, Cincinnati OH 45202

Phone: 1-800-789-6771

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED May 1, 2026

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts (“participant’s interest”) are referred to in this prospectus as the “Contract(s).” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.

A glossary of defined terms used herein can be found in the Definitions section starting on page 4 of this prospectus.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The offering of the Contracts to new purchasers has been suspended. However, existing Contract owners may continue to make additional Purchase Payments. Owners of contracts issued with the riders described in this prospectus can no longer send a written request to us to receive the benefits under the rider (“activation”).

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). See “Appendix A: Investment Options Available Under the Contract” for additional information about each investment option available under the Contract.

The Contract is a complex investment and involves risk, including potential loss of principal and prior earnings.

The Contract is not a short-term investment. The Contract is not appropriate for investors who plan to take withdrawals (including required minimum distributions) during the first seven Contract Years. Withdrawals could result in contingent deferred sales charges, taxes, and if you are under age 59 1⁄2, a penalty tax.

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The Company’s obligations under the Contracts are subject to its financial strength and claims-paying ability.

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NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION ABOUT CERTAIN INVESTMENT PRODUCTS, INCLUDING VARIABLE ANNUITIES, HAS BEEN PREPARED BY THE SECURITIES AND EXCHANGE COMMISSION’S STAFF AND IS AVAILABLE AT INVESTOR.GOV.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

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DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period. The period during which Purchase Payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Commencement Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuity Commencement Date. The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.

Benefit Base Amount. The amount on which Rider charges and Benefit payments under a Rider are based.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

CDSC. Contingent deferred sales charge.

Company. Annuity Investors Life Insurance Company. The words “we” “us” and “our” also refer to the Company.

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum. The Beneficiary designates the Death Benefit Commencement Date when filing a claim by Written Request. It can be no earlier than the date that we have received at our administrative office both Due proof of the death of the Owner and a claim in Good Order with instructions as to the form of the Death Benefit.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives at its administrative office both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 191 Rosa Parks Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to the Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words “you” and “your” also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the CDSC that would apply upon a surrender; the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax-Qualified Contract. A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

OVERVIEW OF THE CONTRACT

Purpose

The Contracts offer you the opportunity to participate in the market on a tax deferred basis through investment options you choose while also providing a death benefit. The Portfolios and the Fixed Account are the investment options available. The Contracts are appropriate for investors who want a long-term investment or retirement savings.

Phases of the Contracts

The Accumulation Period and the Benefit Payment Period are the two phases of the Contracts.

Accumulation Period. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

Additional information about each investment option is available in “Appendix A: Investment Options Available Under the Contract.”

Benefit Payment Period. When the Contract is annuitized, we promise to pay a stream of annuity benefit payments for the duration of the settlement option selected. During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period. After the Contract is annuitized, you will no longer be able to make a withdrawal from the Contract and the Death Benefit will terminate. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

Contract Features

•	Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

•	Death Benefit. A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

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Withdrawal or Surrender. An Owner may take a withdrawal or surrender a Contract during the Accumulation Period subject to certain restrictions and charges. A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

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Contract Loans. An Owner may be able to borrow money if a Contract has a loan provision. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. We will charge interest on any loans taken. Under the terms of the guaranteed withdrawal riders, you must pay off all loans prior to the date that you first choose to take a benefit under the rider. If you activated an optional living benefit rider and have an outstanding loan, there are special transfer rules applicable to collateral for the loan. See the Contract Loans and Guaranteed Withdrawal Riders sections of this prospectus for more information.

•	Optional Benefits. Contracts issued before June 1, 2009 included optional living benefit riders for additional charges. These riders are no longer available.

•	Automatic Transfer Programs. During the Accumulation Period, an owner may enroll in automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing, and Interest Sweep.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	Fees, Expenses, and Adjustments	Location in Prospectus

Are There Charges or Adjustments for Early Withdrawals?

Yes.

If you withdraw money from your Contract within 7 years of your most recent purchase payment, you will be assessed a contingent deferred sales charge (or surrender charge) of up to 7% of the amount withdrawn.

For example, if you make a withdrawal within 7 years of your most recent purchase payment, you could pay a surrender charge of up to $7,000 on a $100,000 investment. This loss will be greater if you also have to pay taxes and, if before age 59 1⁄2, you are subject to a penalty tax.

Fee Table Charges and Deductions

Are There Transaction Charges?	Yes. In addition to surrender charges, you will be charged a $25 transfer fee for each transfer between investment options in excess of 12 in any Contract Year. You may also be charged an annual automatic transfer program fee and an annual systematic withdrawal fee.	Fee Table Charges and Deductions

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contact specifications page for information about the specific fees you will pay each year based on the options you have elected.	Fee Table Charges and Deductions Appendix A: Investment Options Available Under the Contract

Annual Fee	Minimum	Maximum
Base Contract (varies by Contract Class)	1.44%[1]	1.44%[1]
Investment Options (Portfolio fees and expenses)	0.27%	1.39%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[2]	1.20%[3]

1.	As a percentage of Account Value.
2.	As a percentage of Benefit Base Amount. This charge is for the least expensive optional benefit.
3.	As a percentage of Benefit Base Amount. This charge is for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $1,529	Highest Annual Cost: $3,581

Assumes	Assumes

• Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees • No optional benefits • No sales charges • No additional purchase payments, transfers or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive combination of optional benefits and Portfolio fees • No sales charges • No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS

Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract including loss of principal.	PRINCIPAL RISKS

Is this a Short-Term Investment?	No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract provides tax deferral on earnings which makes it more beneficial as a long-term investment. A surrender charge may apply up to 7 years from the date of your last purchase payment which will reduce the amount you receive for a withdrawal or a surrender. Amounts withdrawn from the Contract may also result in taxes or, if before age 59 1⁄2, a penalty tax.	PRINCIPAL RISKS

What Are the Risks Associated with the Investment Options?	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option, including the Fixed Account, will have its own unique risks. You should review the investment options before making an investment decision.	PRINCIPAL RISKS

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to the risks related to the Company. Any obligations (including obligations under the Fixed Account), guarantees, or benefits are subject to the claims paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling 1-800-789-6771.	PRINCIPAL RISKS

RESTRICTIONS

Are There Limits on the Investment Options?	Certain Portfolios are no longer available as investment options. If you previously activated a guaranteed withdrawal rider that was attached to your contract, the Portfolios that are available as investment options are restricted. Transfers are subject to restrictions as to amount and timing. The Company reserves the right to remove or substitute Portfolios as investment options.	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT TRANSFERS GUARANTEED WITHDRAWAL RIDERS

Are There any Restrictions on Contract Benefits?

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The guaranteed withdrawal riders can no longer be activated.

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Excess Withdrawals under the guaranteed withdrawal riders will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value.

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If you previously activated a guaranteed withdrawal rider that was attached to your contract, the Portfolios that are available as investment options are restricted.

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A partial surrender or withdrawal may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal or partial surrender.

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Withdrawals that exceed the limits specified by the terms of an optional benefit may also terminate the benefit.

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Under the terms of the guaranteed withdrawal riders, you must pay off all loans prior to the date that you first choose to take a benefit under the rider

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Special transfer rules apply if you have a loan and activate a Rider.

GUARANTEED WITHDRAWAL RIDERS DEATH BENEFIT APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)

TAXES

What Are the Contract’s Tax Implications?	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Generally, withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.	FEDERAL TAX MATTERS

CONFLICTS OF INTEREST

How Are Investment Professionals Compensated?	Some investment professionals may receive compensation for selling the Contract to you. The compensation is typically paid as a commission calculated as a percentage of the purchase payments received for a Contract. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.	DISTRIBUTION OF THE CONTRACTS

Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.	DISTRIBUTION OF THE CONTRACTS

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Transaction Expenses

The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.

	Current	Maximum
Contingent Deferred Sales Charge (or surrender charge) (as a percentage of Purchase Payments withdrawn or surrendered)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30

(1)

The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

(2)	The transfer fee currently applies to transfers in excess of 12 in any contract year.

Annual Contract Expenses

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).

If you previously purchased an optional benefit, you will pay additional charges, as shown below.

Administrative Expenses (Note 1)	$30
Base Contract Expenses (Note 2) (as a percentage of account value)	1.40%
Optional Benefit Expenses (Note 3)
Enhanced Death Benefit Separate Account Annual Expenses (Issue Age 65 and younger) (as a percentage of account value) (Note 4)	1.50%
Enhanced Death Benefit Separate Account Annual Expenses (Issue Age over 65 and under 79) (as a percentage of account value) (Note 5)	1.65%
Guaranteed Lifetime Withdrawal Benefit Rider Charge (as a percentage of Benefit Base Amount)
maximum charge	1.20%
current charge	0.55%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge (as a percentage of Benefit Base Amount) maximum charge	1.20%
current charge	0.70%
Guaranteed Minimum Withdrawal Benefit Rider (as a percentage of Benefit Base Amount)
maximum charge	1.00%
current charge	0.40%

Note 1. We call this the “Contract Maintenance Fee”. If you surrender your contract, we will apply the contract maintenance fee at that time. See the Charge and Deductions section of the prospectus.

Note 2. We call these “Separate Account charges.” The Separate Account Annual Expenses are: Mortality and Expense Charge (1.25%) and Administration Charge (0.15%). Certain groups that meet higher underwriting or other criteria may be eligible to obtain the enhanced group version of the contract which has lower Separate Account charges. When we also expect to incur reduced administrative expenses, we may also waive the Administration Charge. See the Charge and Deductions section of the prospectus.

Note 3. The optional benefits listed can no longer be added to your contract.

Note 4. The Separate Account Annual Expenses are: Mortality and Expense Charge (1.35%) and Administration Charge (0.15%).

Note 5. The Separate Account Annual Expenses are: Mortality and Expense Charge (1.50%) and Administration Charge (0.15%)

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in Appendix A: Investment Options Available Under the Contract.

Annual Portfolio Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.39%

Examples

This example is intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer Subaccounts. These costs include the Transaction expenses, the Annual Contract expenses, and Annual Portfolio expenses.

The example assumes all Contract value is allocated to Subaccounts. Your costs could differ from those shown below if you invest in fixed investment options.

The Example assumes that you invest $100,000 in the Subaccounts for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$11,350	$18,958	$27,867	$58,654
We assume that you do not surrender your Contract or you annuitize your Contract at the end of the period.	$4,350	$13,958	$24,867	$58,654

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

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Market Risk. The Subaccounts to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. There is a risk of loss of the entire amount invested. See the prospectuses for the Portfolios for more information about the investment risks.

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Early Withdrawal Risk. The Contract is a deferred annuity, which means the Benefit Payout Period will begin on a future date. We designed the Contract to be a long-term investment that you can use to help build a retirement nest egg and provide income for retirement. The limitations and charges included in the Contract reflect its long-term nature. The Contract may not be appropriate for investors who plan to take withdrawals (including required minimum distributions) during the first seven Contract Years, because of the assessment of a contingent deferred sales charge. This reduction may exceed any prior earnings. Withdrawals are also subject to the possibility of adverse tax consequences.

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Insurance Company Risk. We may not be able to pay claims related to the annuity or death benefits if we experience financial difficulties or become insolvent. This could also impact our ability to meet our obligations under the Fixed Accounts. We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

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Contract Benefits Risk. You may never need or use certain features provided by the contract. You may pay for an optional feature for which you never realize a benefit. Excess Withdrawals under the guaranteed withdrawal riders will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. If you previously activated a guaranteed withdrawal rider that was attached to your contract, the Portfolios that are available as investment options are restricted, and amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Portfolios had you not been subject to any investment restrictions. A partial surrender or withdrawal may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal or partial surrender. Withdrawals that exceed the limits specified by the terms of an optional benefit may also terminate the benefit. Under the terms of the guaranteed withdrawal riders, you must pay off all loans prior to the date that you first choose to take a benefit under the rider. Special transfer rules apply if you have a loan and activate a Rider.

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Contract Changes Risk. The Company reserves the right to increase or decrease the minimum Purchase Payment under a periodic payment program, the minimum allowable additional Purchase Payment, or the maximum single Purchase Payment, at its discretion and at any time, where permitted by law. The Company may, in its sole discretion, restrict or prohibit the allocation of Purchase Payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

The Company reserves the right to establish new Subaccounts when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio, or merge and combine Subaccounts. In such an event, we will amend the prospectus. Such changes will be made in accordance with applicable laws.

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Limitations on Access to Cash Value through Withdrawals. A contingent deferred sales charge may apply if you withdraw money from your Contract or surrender your Contract. Withdrawals are subject to minimum amounts. See the Withdrawals section of the prospectus.

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Adverse Tax Consequences. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances. Generally, withdrawals will be treated as ordinary income for tax purposes.

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Unsuitable as Short-Term Savings Vehicle. The Contracts are intended for retirement savings and are more beneficial for investors with a long-term investment horizon. The Contracts are unsuitable as a short-term savings vehicles. Therefore, if you need to withdraw money from the Contract for short-term needs, it may not be the right contract for you.

THE PORTFOLIOS

The Separate Account is divided into Subaccounts. Each Subaccount invests in a Portfolio. Information regarding each Portfolio, including its name, its type (e.g. money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment adviser and any subadviser, current expenses and performance is available in Appendix A to this prospectus.

The prospectus of each Portfolio contains more complete information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www. Massmutualascend.com/variable-compliance.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Portfolio in which the Subaccount invests. There is a risk of loss of the entire amount invested.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the Fixed Account Option One-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than 1% per year or the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than 1% per year or the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than 1% per year or the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time. Current rates may be obtained by calling us at 1-800-789-6771.

Re-allocations must be made in whole percentages. The minimum Purchase Payment amount that can be allocated to a Fixed Account option other than the Fixed Accumulation Account is $2,000.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five-Year Guarantee Period for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five-year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

Additional information regarding the features of each currently offered Fixed Account option, including its name, its term, and its minimum guaranteed interest rate is available in “Appendix A: Investment Options Available Under the Contract.”

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS

Overview

Each Contract allows for an Accumulation Period during which Purchase Payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawals, systematic withdrawals, or contract loans (if available). These withdrawal features are described more fully in the Withdrawals and Surrenders and Contract Loans sections of this prospectus.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial Purchase Payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single Purchase Payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial Purchase Payment or minimum Purchase Payment under a periodic payment program, the minimum allowable additional Purchase Payment, or the maximum single Purchase Payment, at its discretion and at any time, where permitted by law. The Company may, in its sole discretion, restrict or prohibit the allocation of Purchase Payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. Each Purchase Payment will be applied by the Company to the credit of the Owner’s account.

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If the application or order ticket form is in Good Order, the Company will apply the initial Purchase Payment to the Owner’s account within two business days of receipt of the Purchase Payment at the Company’s administrative office.

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If the application or order ticket form is not in Good Order, the Company will attempt to get the application or order ticket form in Good Order within five business days. If the application or order ticket form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically gives the Company consent to keep the Purchase Payment until the application or order ticket form is in Good Order. Once the application or order ticket form is in Good Order, the Purchase Payment will be applied to the Owner’s account within two business days.

Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in Good Order at its administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in Good Order at its administrative office.

Unforeseen Processing Delays. We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Accumulation Unit Values, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Investment Options - Allocations

Purchase Payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below. The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10
Minimum allocation to Fixed Accumulation Account	$10
Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.
Restrictions on allocations to either Five-Year Guarantee Interest Rate Option or Seven-Year Guarantee Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guarantee Interest Rate Option and the Seven-Year Guarantee Interest Rate Option only during the first contract year.
Restrictions on allocations during right to cancel period	No current restrictions; however, the Company reserves the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Option Seven-Year Guarantee Period (the “Seven Year Option”) such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total Purchase Payment (so long as there are no surrenders or withdrawals or loans from the Contract). The Company determines the portion of the Purchase Payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the Purchase Payment after seven years. The remainder of the Purchase Payment will be allocated according to the Owner’s instructions. The minimum Purchase Payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

Example: You make one Purchase Payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven-year period, has a return of -5%.

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Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven-year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 - $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

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If you did not select the principal guarantee program and allocated all of your Purchase Payment to the variable option, your account would have a –5% return for the seven-year period. In this case, you would lose $5,000 (-5% x $100,000) and your account value would be $95,000 ($100,000 - $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000

Account Value	$100,000.00	$121,581.27	$100,000	$95,000

The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the Purchase Payment.

•	A higher interest rate means that a smaller portion of the Purchase Payment must be allocated to the Seven Year Option.

•	A lower interest rate means that a larger portion of the Purchase Payment must be allocated to the Seven Year Option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions assessed by the Company.

•	Charges and deductions we assess against your Contract

•	Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed Against Your Contract

There are charges assessed to the Contract that are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales Charge (“CDSC”)	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each Purchase Payment withdrawn from the Contract depending on number of years elapsed between the date of receipt of the Purchase Payment and the date written request for withdrawal or surrender is received. The CDSC is calculated as a percentage of the Purchase Payment withdrawn or surrendered.

Number of full years elapsed	0	1	2	3	4	5	6	7 +
CDSC	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process withdrawals and surrenders against Purchase Payments in the order in which we received the Purchase Payments.

Waivers

The CDSC may be waived as set forth below.

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Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

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In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

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Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

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If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (1) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (2) after Contract has been in force 10 years or more.

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Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

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If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

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If your spouse becomes the successor owner, any CDSC which would have applied at that time will be waived. See the Step Up in Account Value for Successor Owner section of this prospectus for information.

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Where required to satisfy state law or required for participation in certain retirement plans.

Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal. Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Contract Maintenance Fee	Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted pro rata from amounts invested in the Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers

The Contract Maintenance Fee may be waived as set forth below.

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During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

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During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

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In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

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During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time Purchase Payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed Against Your Separate Account

There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	When the Company expects to incur reduced sales and servicing expenses with respect to a group contract, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Group Versions” of the Contract. The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses, which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Optional Benefit Charges

Living Benefit Riders

Contracts issued before June 1, 2009 included optional withdrawal riders for an additional charge as set out below.

RIDER NAME	Separate Account Annual Expense
	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit	0.40%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2026. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated at any point in time. You may elect to activate a Rider on the contract effective date or on any contract anniversary by written request.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You can no longer activate either of these Riders.

If you activated one of these Riders, your investment options are limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activated one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits are considered Excess Withdrawals. Excess Withdrawals will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. Excess Withdrawals can adversely affect the benefit provided by these Riders. See the Guaranteed Withdrawal Riders section of this prospectus.

Enhanced Death Benefit. Some individual contracts issued in certain states after November 11, 2000 included an enhanced death benefit for a higher mortality and expense charge (1.35% or 1.50%). See the Death Benefits section and Appendix C of this prospectus.

Maximum Charges and Deductions

Except as indicated above, the Company will never charge more to a Contract than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus if, in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Discretionary Waiver of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer at its administrative office. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in Good Order at its administrative office. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Accumulation Account	None

Minimum transfer to Fixed Account option with guarantee period	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.

Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary.

Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary without penalty.

Timing Restrictions	Tax-Qualified and Non-Tax-Qualified

Timing restrictions on transfers from Fixed Account options

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Transfers from Fixed Account options may not be made prior to first Contract anniversary.

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Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

Timing restrictions on transfers to Fixed Account option with guarantee period	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guarantee Interest Rate Option only during the first contract year.

How to Request a Transfer. Currently, instead of placing a request in writing, an Owner may place a request to transfer all or part of the Account Value by telephone or facsimile. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-768-5115 between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone or facsimile upon 10 days’ written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone or facsimile instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes

Dollar Cost Averaging Note

Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Note Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guarantee Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Restrictions on Transfers Relate to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about the processes and restrictions.

WITHDRAWALS AND SURRENDERS

An Owner may take a withdrawal or surrender a Contract during the Accumulation Period. A contingent deferred sales charge (CDSC) may apply to a withdrawal or a surrender.

Unless you instruct us otherwise, any CDSC that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the CDSC rate is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500

Minimum remaining Surrender Value after withdrawal	$500

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge	Up to 7% of Purchase Payments

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Amount available for withdrawal or surrender (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)

•

Tax-Qualified Contract: Account Value, subject to tax law or employer plan restrictions on withdrawals or surrenders

•

Non-Tax-Qualified Contract: Account Value, subject to employer plan restrictions on withdrawals

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	• First from accumulated earnings (no CDSC applies); and • Then from Purchase Payments in the order in which we receive them (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A withdrawal or surrender is effective on the Valuation Date during which the Company receives the request at its administrative office and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in Good Order at its administrative office. Withdrawals or surrenders received before 4:00 p.m. Eastern Time will be processed using that Valuation Date’s price. Withdrawals or surrenders received at or after 4:00 p.m. Eastern Time will be processed using the following Valuation Date’s price. Payment may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment from a Fixed Account option may be delayed for up to six months after receipt of the request as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. During the first contract year, the Company will waive the CDSC on an amount equal to not more than 10% of all Purchase Payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (1) accumulated earnings (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege is not available under the group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first Contract anniversary. There is no charge for this rider.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization but will result in different taxation of payments and a potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•

Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

•

A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum loan interest spread will be higher than 7% and the current loan interest spread will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

The Death Benefit Amount will be reduced by the amount of any outstanding loans.

ANNUITY BENEFIT

Annuity Commencement Date. You may designate the date that annuity payments will begin and may change the date up to 30 days before annuity payments are scheduled to begin. The Annuity Commencement Date generally must be no later than the Contract anniversary following your 85th birthday or five years after the Contract’s effective date, whichever is later. It can be later only if we agree. You will not be able to withdraw any Contract value amounts after the annuity commencement date. However, if you choose the Income for a Fixed Period settlement option, commuted values may be taken no sooner than five (5) years after the Annuity Commencement Date.

Annuity Benefit Amount. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period.

Form of Annuity Benefit Payments. The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus. For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, these payments will be a combination of variable and fixed dollar payments. For all other Contracts, these payments will be fixed dollar payments.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes the information about the benefits available under the contract.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Charges	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging	Allows owner to set up monthly or quarterly automatic transfers to Subaccounts	Standard	No charge	N/A	• Transfers cannot be made to Fixed Account option • Subject to minimum account value and minimum transfer amount

Portfolio Rebalancing	Allows owner to automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account	Standard	No charge	N/A	• Subject to minimum Account Value

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Charges	Brief Description of Restrictions/ Limitations

Interest Sweep	Allows owner to automatically transfer income from a Fixed Account to a Subaccount	Standard	No charge	N/A	• Subject to minimum Fixed Account Balance and maximum transfer amount

Systematic Withdrawal	Allows Owner to automatically withdraw money from Contract	Standard	No charge	N/A	• Only available during the Accumulation Period • Subject to minimum Account Value and minimum withdrawals

Death Benefit Version 1	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Death Benefit Version 2	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Death Benefit Version 2E with Enhanced Death Benefit (Issue Age over 65 and under 79)(1)	The optional Enhanced Death Benefit Amount will be based on greatest of: 1) Account Value on the Death Benefit Valuation date 2) Enhanced Minimum Death Benefit or 3) Enhanced Historic High Value	Optional	1.65% of the average value of Owner’s interest in Subaccounts	1.65% of the average value of Owner’s interest in Subaccounts	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Death Benefit Version 2E with Enhanced Death Benefit (Issue Age 65 or younger)(1)	The optional Enhanced Death Benefit Amount will be based on greatest of: 1) Account Value on the Death Benefit Valuation date 2) Enhanced Minimum Death Benefit or 3) Enhanced Historic High Value	Optional	1.50% of the average value of Owner’s interest in Subaccounts	1.50% of the average value of Owner’s interest in Subaccounts	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Death Benefit Version 3	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Guaranteed Lifetime Withdrawal Benefit Rider(1)	Provides a lifetime withdrawal benefit up to a certain amount each year	Optional	1.20% (of Benefit Base Amount)	0.55% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time

Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge(1)	Provides a lifetime withdrawal benefit up to a certain amount each year	Optional	1.20% (of Benefit Base Amount)	0.70% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time

Guaranteed Minimum Withdrawal Benefit Rider(1)	Provides a minimum withdrawal benefit up to a certain amount each year	Optional	1.00% (of Benefit Base Amount)	0.40% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time

Long Term Care Waiver Rider	Surrender or withdrawal may be made without a CDSC if Owner confined to qualifying licensed hospital or long-term care facility for at least 90 days	Standard	No charge	N/A	• Only available in certain states

(1)	NO LONGER AVAILABLE FOR PURCHASE

ACCOUNT BENEFITS

Dollar Cost Averaging. Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.

Portfolio Rebalancing. Automatically transfers amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.

Interest Sweep. Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).

Systematic Withdrawal. During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or civil union partner/domestic partner in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal because the Death Benefit will be reduced in the same proportion that the withdrawal reduces the Account Value.

Death Benefit Amount

The calculation of the Death Benefit Amount depends on the form of individual Contract that you received, or the form of the master group Contract that was issued. The different forms contain provisions that affect the way the Death Benefit Amount is calculated.

The charts in the sections below are intended to help you identify the version of the Death Benefit that applies to your Contract. If you have questions about which version of the Death Benefit applies, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Individual Contracts. If you own an individual Spirit Contract, you can determine whether Version 1, Version 2 or Version 3 applies to your Contract by matching your contract and endorsement form numbers to the form numbers in the chart below.

Form Numbers for Individual Contracts	Issue Dates
Death Benefit Version 1 A801-BD(Q Rev. 3/97)-3 with no death benefit endorsement A801-BD(NQ Rev. 3/97)-3 with no death benefit endorsement	Applies to all individual contracts issued before November 11, 2000, and to contracts in certain states after that date

Death Benefit Version 2 and Version 2E

A801-BD(Q Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

A801-BD(NQ Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

Note: Death Benefit Version 2E will apply to your Contract only if you selected the optional enhanced death benefit when you purchased your Contract.

Applies to individual contracts issued in certain states after November 11, 2000

Form Numbers for Individual Contracts	Issue Dates
Death Benefit Version 3 A801-BD(Q Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) A801-BD(NQ Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) P1809003NW P1809103NW	Applies to most individual contracts issued on or after June 1, 2003

Group Contracts. If you are the owner of a master group Spirit Contract, you can determine whether Version 1 or Version 3 applies to your group Contract by matching your master group contract and endorsement form numbers to the form numbers in the chart below.

If you are a participant under a master group Spirit Contract, the version of the Death Benefit that applies to the master group Contract also applies to your certificate. If you have questions about which version of the Death Benefit applies, you may contact the owner of the master group Contract, or you may contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.

Note: If a certificate was issued to a participant on or after June 1, 2003, the date on which the certificate was issued does not determine which version of the Death Benefit applies.

Form Numbers for Master Group Contracts	Issue Dates
Death Benefit Version 1 G801-BD(97)-3 with no death benefit endorsement G801-BD(04)-3 with no death benefit endorsement	Applies to all master group Contracts issued before June 1, 2003, and to certain master group Contracts issued after that date, and to all certificates issued to participants under those particular master group Contracts

Death Benefit Version 3 G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2007803NW) G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2008003NW) P20086003NW	Applies to certain master group Contracts issued on or after June 1, 2003, and all certificates issued to participants under those particular master group Contracts

Death Benefit Amount (Version 1)

Scenario A: If you die before age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)	The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)

The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to the Death Benefit Valuation Date, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario B: If you die after age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)

The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually through the Contract anniversary prior to your 80th birthday, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)

The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to your 80th birthday, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario C: If your Contract was issued to you after age 80 and you die before the Annuity Commencement Date, the death benefit will be based on the greater of:

1)	The Account Value on the Death Benefit Valuation Date; or

2)	The total Purchase Payment(s), less any withdrawals and any contingent deferred sales charges that applied to those amounts.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Example of Determination of Death Benefit Amount for Version 1—Scenario A. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 1 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “largest Account Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the Purchase Payment amount, increased by interest and reduced for withdrawals.

Purchase Payments	$100,000
Plus interest	+ 42,576

Purchase Payments increased by interest	142,576
Less reduction for withdrawals	– 10,000

Purchase Payments increased by interest and reduced for withdrawals	$132,576

Step Two: Calculate the largest Account Value amount, reduced for withdrawals.

Largest Account Value	$140,000
Less reduction for withdrawals	– 10,000

Largest Account Value reduced for withdrawals	$130,000

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments, increased by interest	$132,576
• reduced largest Account Value	$130,000

Immediately after the withdrawal, the reduced Purchase Payments plus interest of $132,576 is greater than the reduced largest Account Value of $130,000 and the Account Value of $80,000, so the Death Benefit amount would be $132,576.

Death Benefit Amount (Version 2)

The Death Benefit will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit; or

3)	the Historic High Value;

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Minimum Death Benefit. The Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

•	If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract anniversary prior to the 80th birthday.

•	No interest will be added if the Owner was Age 80 before this Contract was issued.

Historic High Value. The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner’s 75th birthday, there is no High Value. This means there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 2. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 2 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$100000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction

Step Two: Calculate the Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 42,576

Minimum Death Benefit	$131,465

Step Three: Calculate the proportional reduction in the High Value.

1 -	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$140,000	High	x 11.1111%	Percentage	=$15,556	Proportional
	Value		Reduction		Reduction

Step Four: Calculate the Historic High Value amount, which is the same as the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Minimum Death Benefit	$131,465
• Historic High Value	$124,444

Immediately after the withdrawal, the Minimum Death Benefit of $131,465 is greater than the Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $131,465.

Death Benefit Amount (Version 2E)

Death Benefit Amount (Version 2E) applies to certain individual contracts that were purchased in a certain time period in Minnesota and a certain time period in other states. See Appendix C for information about Death Benefit Amount (Version 2E).

Death Benefit Amount (Version 3)

The Death Benefit will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total of all your Purchase Payments, reduced proportionally for partial surrenders; or

3)	the Historic High Value.

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total account value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Historic High Value. The Historic High Value is equal to the lesser of (1) 200% of the total Purchase Payments, reduced proportionally for withdrawals; and (2) the High Value, reduced proportionally for withdrawals taken after the High Value was reached.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 65.

•	If the Contract was issued after the Owner’s 60th birthday, there is no High Value.

•	If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value.

•	If there is no High Value then there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 3. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 3 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

Step One: Calculate the proportional reduction in the Purchase Payments.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $ 11,111	Proportional
	Payment		Reduction		Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the High Value.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$140,000	High	x 11.1111%	Percentage	= $15,556	Proportional
	Value		Reduction		Reduction

Step Four: Calculate the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

High Value reduced for withdrawals	$124,444

Step Five: Calculate the proportional reduction in the 200% Purchase Payment amount.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$200,000	200% Purchase	x 11.1111%	Percentage	= $22,222	Proportional
	Payment		Reduction		Reduction

Step Six: Calculate the reduced 200% Purchase Payment amount.

200% Purchase Payments	$200,000
Less proportional reduction for withdrawals	– 22,222

200% Purchase Payments reduced for withdrawals	$177,778

Step Seven: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments amount	$88,889
• reduced High Value amount	$124,444
• reduced 200% Purchase Payments amount	$177,778

First, determine the Historic High Value by comparing the reduced High Value amount and the reduced 200% Purchase Payment amount. Immediately after the withdrawal, the reduced High Value of $124,444 is less than the reduced 200% Purchase Payments of $177,778. As a result, the Historic High Value is the reduced High Value of $124,444.

Next, compare the Account Value, the reduced Purchase Payment amount, and the Historic High Value amount. Immediately after the withdrawal, the Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

Death Benefit Payment

For all Contracts, an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit with monthly payments for a fixed period of four years.

The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death. The day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

GUARANTEED WITHDRAWAL RIDERS

OVERVIEW

The Riders were only available with contracts issued before June 1, 2009. If you have not previously activated one of the Riders, you cannot activate any of them now because we are no longer issuing the Riders.

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit Lifetime GRIP	Guaranteed Minimum Withdrawal Benefit PayPlan
What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?	The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:	The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

• 4% if the Insured is under age 60 • 5% if the Insured is age 60 or older

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each contract year is 0.55% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each contract year is 0.40% of the Benefit Base Amount.

Rider Terms	Definitions

Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12-month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12-month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Some Factors to Consider

If you previously activated a Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Designated Subaccounts

Before a Rider’s Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate a Rider. The Designated Subaccounts are listed below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in Appendix A of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activated a Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under a Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under a Rider reduce the Surrender Value below $500. If you activated the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activated a Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activated a Rider, applicable Rider charges will reduce the Death Benefit amount.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate a Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of a Rider

All rights under a Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•

upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

If you activated the Guaranteed Lifetime Withdrawal Benefit Rider (“GLWB Rider”), it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the GLWB Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Benefit Base Amount before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the GLWB Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals
Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05

Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the GLWB Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

You must pay off your loan before the benefits under the GLWB Rider begin .

Example 1

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $	100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $	100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $	150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $	150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $	150,000 = $7,500

Example 2

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $	100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $	100,000 = $5,000
3	$110,000 - $22,000 = $88,000		None due to withdrawal
4	$88,000		None due to withdrawal
5	$88,000		None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

Additional Information about the Benefit Base Amount Examples. The Account Values assumed in these examples are for illustration purposes only and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

Lifetime Withdrawals

Any time after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the GLWB Rider.

All withdrawals from your Contract, including Benefit payments under the GLWB Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the GLWB Rider shown on the GLWB Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.

•	Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 -	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage
	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit	x12.6437%	Percentage	=$15,805	Proportional
	amount		Reduction		Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x5%

New lifetime withdrawal Benefit amount	$5,460

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the GLWB Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the GLWB Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the GLWB Rider.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this GLWB Rider is higher than the charge that we are then assessing for your GLWB Rider, the reset will trigger an increase in the GLWB Rider charge. The increase in the GLWB Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the GLWB Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the GLWB Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions
Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the GLWB Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the GLWB Rider including the Spousal Benefit is activated, the annual GLWB Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated GLWB Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “GMWB Rider”). If you activated the GMWB Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Account Value is zero.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The GMWB Rider charge offsets expenses that we incur in administering the GMWB Rider and compensates us for assuming the mortality and expense risks under the GMWB Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the GMWB Rider is activated, the charge for your GMWB Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the GMWB Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the GMWB Rider. We will take the GMWB Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the GMWB Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the GMWB Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

You must pay off your loan before the benefits under the GMWB Rider begin.

Minimum Withdrawals

Any time after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the GMWB Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the GMWB Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the GMWB Rider shown on the GMWB Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the GMWB Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the GMWB Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the GMWB Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

•

Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit	x12.6437%	Percentage	= $15,805	Proportional
	amount		Reduction		Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the GMWB Rider. Also note that, after you activate the GMWB Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the GMWB Rider.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the GMWB Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this GMWB Rider is higher than the charge that we are then assessing for your GMWB Rider, the reset will trigger an increase in the GMWB Rider charge. The increase in the GMWB Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the GMWB Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the GMWB Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 191 Rosa Parks Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. Only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be smaller as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be smaller as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. If death occurs before the first payment and no payments would be due, we will agree to cancel the annuitization and pay a death benefit. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described below. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The deduction for the contract maintenance fee is equal to the amount of the annual fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•

The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.

Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellations

Right to Cancel. The Owner of an individual Contract may cancel it before midnight of the 20th day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the Purchase Payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received at the Company’s administrative office. When required by state or federal law, the Company will return the Purchase Payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all Purchase Payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Termination. The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered, and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

Persons with Rights Under the Contract

Owner. The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make Purchase Payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may not become a Successor Owner but will be deemed to be the Beneficiary of the death benefit that becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or civil union partner/domestic partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or civil union partner/domestic partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or civil union partner/domestic partner in applicable states) must make an election within one year of the Owner’s death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the Successor Owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If the surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner becomes a Successor Owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature. Any such increase will be equal to the amount, if any, that the Account Value would have been increased on the Death Benefit Valuation Date if your spouse (or civil union partner/domestic partner) had elected to take the Death Benefit. An increase will only apply if the Death Benefit would have been based on a return of premium value, a historic value, or any other Death Benefit calculation value that is greater than the Account Value.

For this purpose, the Death Benefit Valuation Date is the earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request to become successor owner of the Contract; or (2) the first anniversary of death. Any such increase shall be effective on the Death Benefit Valuation Date, and shall be allocated proportionally among the Subaccounts and the Fixed Account options based on the value of each such option as of the end of the Valuation Period immediately before that date.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

If the Contract owner dies and we are unable to locate the beneficiary, or if the Contract requires annuity benefit payments to start and we cannot locate the owner, the Account Value of the Contract will remain in the Subaccount and Fixed Account options until the death benefits or Contract proceeds are claimed or escheated. If escheated, the death benefit amount or Contract proceeds will be finally determined using the Account Value at the end of the Valuation Period that is no more than seven days before date that we make the escheat payment to the state.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The administrative office of the Company is located at 191 Rosa Parks Street, Cincinnati, Ohio 45202. The Company is a wholly owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly owned subsidiary of Glidepath Holdings, Inc., which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company.

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength and claims-paying ability of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and MM Ascend Life Investor Services, LLC., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. The Separate Account is an insurance company separate account under the laws of the State of Ohio. The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, shares of a Portfolio held in the Separate Account will be voted by the Company at regular and special shareholder meetings of that Portfolio in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*

Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF THE CONTRACTS

MM Ascend Life Investor Services, LLC (“MMALIS”) is the principal underwriter of the Contracts. Its business address is 191 Rosa Parks Street, Cincinnati, Ohio 45202. MMALIS is a wholly owned subsidiary of MassMutual Ascend Life Insurance Company and, as a result, is an affiliate of the Company.

The Contracts were sold by insurance agents who were also registered representatives of broker-dealers that entered into selling agreements with MMALIS. Broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. All registered representatives who sold the Contracts were appointed by the Company as insurance agents and were authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company paid commissions to MMALIS for promotion and sale of the contracts. MMALIS paid commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers paid their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the Purchase Payments received for a contract. The maximum percentage is 8.5% of the Purchase Payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to MMALIS and the additional compensation that MMALIS pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding, and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs the taxation of annuities in general. The income earned on a Contract is generally not included in the Owner’s taxable income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made with after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the Contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Plan Types

•

IRC §408 (IRA, SEP, SIMPLE IRA)

•

IRC §408A (Roth IRA)

•

IRC §403(b) (Tax Sheltered Annuity)

•

IRC §401 (Pension, Profit–Sharing, 401(k))

•

Governmental IRC §457(b)

•

IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the IRC and/or plan requirements		None

Distribution Restrictions	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents any after-tax investment is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and after-tax investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and all Roth IRAs of an owner are treated as a single Roth IRA.

Generally, distributions must be included in taxable income until all accumulated earnings are paid out. Thereafter, distributions are tax-free return of the original investment.

However, distributions are tax-free until any investment made before August 14, 1982 is returned.

For tax purposes, all non-tax-qualified annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax investment (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	None.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

During the life of the Owner or plan participant:

•

For a tax-qualified Contract, required minimum distributions must generally start by April 1 following the year the participant attains age 73 (age 75 if born after December 31, 1959, or age 72 if born after June 30, 1949, but before January 1, 1951, or age 70 1/2 if born on or before June 30, 1949). However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer. No required minimum distributions are required during the life of the Owner or plan participant from a Roth IRA, or a designated Roth 401(k) account, Roth 403(b) account, or governmental Roth 457(b) account.

•	For a Roth IRA or a designated Roth 401(k) account, Roth 403(b) account, or governmental Roth 457(b) account, there are no required distributions during the owner’s life.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, there are no required distributions during the Owner or plan participant’s life.

After the death of the Owner or plan participant:

•

For a tax-qualified Contract, required minimum distributions vary depending on the type of beneficiary and whether the Owner died before or after the date that required minimum distributions must start. Some beneficiaries may take payments over life or life expectancy, others must receive all benefits within five or ten years after death, and others must take payments over life or life expectancy for nine years with a final payment in the tenth year after death.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•

For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments beginning within one year of death over the life or a period not exceeding the life expectancy of the designated beneficiary.

•

For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.

We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding — Revocation of Consent. Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.massmutualascend.com.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.massmutualascend.com for additional information about householding.

Electronic Delivery of Required Documents. Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or visit our website at www.massmutualascend.com for additional information about electronic delivery of documents.

FINANCIAL STATEMENTS

The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Options

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.massmutualascend.com/variable-compliance. You can also request this information at no cost by calling 1-800-789-6771 or by sending an e-mail request to varannsrvteam@mmascend.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

			Average Annual Total Returns (as of 12/31/25)
INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Seeks capital appreciation	Invesco V.I. Discovery Large Cap Fund—Series I # Invesco Advisers, Inc.	.80%	12.79%	11.69%	14.22%
Seeks capital appreciation	Invesco V.I. Discovery Mid Cap Growth Fund—Series I Invesco Advisers, Inc.	.86%	4.79%	3.90%	11.38%
Capital appreciation and current income	Invesco V.I. Equity and Income Fund—Series I Invesco Advisers, Inc.	.57%	12.81%	8.94%	8.92%
Seeks capital appreciation	Invesco V.I. Main Street Fund—Series I # Invesco Advisers, Inc.	.80%	15.93%	12.47%	12.53%
Long-term capital appreciation	Invesco V.I. American Value Fund—Series I Invesco Advisers, Inc.	.89%	21.00%	17.85%	12.29%
Seeks capital growth and income	Invesco V.I. Comstock Fund—Series I Invesco Advisers, Inc.	.75%	17.45%	15.43%	11.95%
Long-term growth of capital	Invesco V.I. Core Equity Fund—Series I Invesco Advisers, Inc.	.80%	16.17%	12.81%	11.73%
Provide reasonable current income and long-term growth of income and capital	Invesco V.I. Diversified Dividend Fund—Series I Invesco Advisers, Inc.	.68%	15.74%	10.81%	9.20%
Long-term growth of capital	Invesco V.I. Health Care Fund—Series I Invesco Advisers, Inc.	.99%	15.33%	3.80%	6.58%
Total return comprised of current income and capital appreciation	Invesco V.I. High Yield Fund—Series I Invesco Advisers, Inc.	.92%	6.73%	3.64%	4.83%
Long-term growth of capital	Invesco V.I. Small Cap Equity Fund—Series I Invesco Advisers, Inc.	.96%	8.05%	7.32%	9.55%
Capital appreciation and some current income	Morningstar Balanced ETF Asset Allocation Portfolio—Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.84%	14.82%	6.61%	7.25%
Current income and preservation of capital	Morningstar Conservative ETF Asset Allocation Portfolio—Class II # ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.83%	8.82%	2.19%	3.50%

			Average Annual Total Returns (as of 12/31/25)
INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio—Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.82%	17.91%	8.82%	9.05%
Current income and capital appreciation	Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II # ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.84%	11.70%	4.43%	5.46%
Seeks capital growth	LVIP American Century Capital Appreciation Fund— Std. Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.79%	6.72%	5.16%	11.47%
Long-term capital growth	LVIP American Century Large Company Value Fund— Std. Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.70%	15.40%	10.01%	9.51%
Long-term capital growth	LVIP American Century Mid Cap Value Fund—Std. Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.86%	8.99%	8.89%	9.12%
Long-term capital growth	LVIP American Century Ultra® Fund—Std. Class II # Lincoln Financial Investments Corporation Sub-adviser: American Century Investment Management, Inc.	.75%	12.84%	11.68%	17.16%
Seeks results greater than the total return of the S&P MidCap 400 index	MidCap Stock Portfolio—Service Shares # BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	1.05%	9.81%	9.39%	8.51%
Seeks capital appreciation	Technology Growth Portfolio—Initial Shares BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	.82%	28.16%	9.24%	17.27%
Match the total return of the S&P 500 index	BNY Mellon Stock Index Fund, Inc.- Initial Shares BNY Mellon Investment Adviser, Inc.	.27%	17.53%	14.11%	14.52%
Long-term capital appreciation	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Initial Shares BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management Limited	.66%	15.97%	11.93%	13.56%
Seeks long-term capital growth consistent with the preservation of capital	Appreciation Portfolio—Initial Shares BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	.85%	10.07%	9.37%	12.92%

			Average Annual Total Returns (as of 12/31/25)
INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Seeks as a high a level of current income as is consistent with the preservation of capital and maintenance of liquidity	Government Money Market Portfolio # BNY Mellon Investment Adviser, Inc. Sub-adviser: Dreyfus	.35%	3.93%	2.90%	1.79%
Seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk	Growth and Income Portfolio—Initial Shares # BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	.70%	16.83%	14.22%	14.66%
Seeks capital growth	Small Cap Portfolio - Initial Shares BNY Mellon Investment Adviser, Inc. Sub-adviser: Newton Investment Management North America, LLC	.83%	10.99%	4.26%	7.83%
Seeks to replicate the performance of the Russell 2000 Index	DWS Small Cap Index VIP—Class A # DWS Investment Management Americas, Inc. Sub-adviser: Northern Trust Investments, Inc.	.37%	12.64%	5.84%	9.33%
Seeks long-term capital growth	Templeton Foreign VIP Fund -Class 2 # Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income	Janus Henderson Balanced Portfolio—Institutional Shares Janus Henderson Investors US LLC	.62%	15.11%	8.48%	10.14%
Seeks long-term capital growth	Janus Henderson Enterprise Portfolio—Institutional Shares Janus Henderson Investors US LLC	.72%	7.67%	7.62%	12.79%
Seeks long-term growth of capital	Janus Henderson Forty Portfolio—Institutional Shares Janus Henderson Investors US LLC	.62%	18.14%	11.65%	16.24%
Seeks long-term growth of capital	Janus Henderson Overseas Portfolio—Institutional Shares Janus Henderson Investors US LLC	.72%	28.87%	9.44%	9.24%
Seeks long-term growth of capital	Janus Henderson Research Portfolio—Institutional Shares Janus Henderson Investors US LLC	.82%	18.39%	14.11%	15.88%
Seeks long-term capital growth	Discovery Portfolio—Class I # Morgan Stanley Investment Management, Inc.	.95%	12.58%	- 5.36%	14.16%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO Real Return Portfolio—Administrative Class Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Portfolio—Administrative Class Pacific Investment Management Company LLC	.73%	8.89%	.02%	2.36%
Seeks to realize a high long-term total rate of return	Wilshire Global Allocation Fund Wilshire Advisors LLC	1.29%	17.41%	6.89%	7.62%
High long-term total return through growth and current income	Calamos Growth and Income Portfolio—Class I (closed)* Calamos Advisers, LLC	1.27%	17.40%	10.90%	11.72%

			Average Annual Total Returns (as of 12/31/25)
INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Seeks long-term growth of capital	Davis Equity Portfolio (closed)* Davis Selected Advisers, L.P. Sub-Advisor: Davis Selected Advisers-NY, Inc. (an affiliate of Davis Selected Advisors, L.P.)	.71%	27.24%	13.39%	12.52%
Seeks long-term growth of capital	Janus Henderson Global Research Portfolio – Institutional (closed)* Janus Henderson Investors US LLC	.82%	20.92%	12.51%	12.93%

#

Certain Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Portfolios’ prospectuses for additional information about these arrangements.

If you previously activated the guaranteed minimum withdrawal benefit rider or the guaranteed lifetime withdrawal benefit rider, you can only allocate your Account Value among the following Portfolios:

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

*

Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

CLOSED PORTFOLIO	CUTOFF DATE
Calamos Growth and Income Portfolio	April 30, 2012
Davis Value Portfolio	April 30, 2015
Janus Henderson VIT Global Research Portfolio	November 30, 2004

Fixed Options

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. Please see the section titled “THE FIXED ACCOUNTS” in this prospectus for more information.

Name	Term	Minimum Guaranteed Interest Rate*
Fixed Accumulation Account Option	n/a	1%
Fixed Account Option Three-Year Guarantee Period	3 Year	1%
Fixed Account Option Five-Year Guarantee Period	5 Year	1%
Fixed Account Option Seven-Year Guarantee Period	7 Year	1%

*	The minimum guaranteed interest rate may vary by Contract but will never be less than 1%. Please review your Contract specifications for information specific to your Contract.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a contract year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•

we have identified the Contract Owner as a person engaging in harmful trading practices; and

•

if the Contract Owner’s transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one contract year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the contract year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•

To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Group Contracts. In the case of a group contract, the transfer restrictions will apply to participants who have an interest in the group contract. For example, if a participant engages in more than 12 transfer events in one Contract year, we will automatically require the participant to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the participant that are sent by any other means.

APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)

This Appendix C provides information you should know regarding the Death Benefit Amount if one of the scenarios described below applies to your Contract.

Scenario E-1

•	Your state of residence was Minnesota when you purchased your Contract;

•	you purchased an individual Contract before August 7, 2003 but after the 2000 Death Benefit Endorsement was approved in Minnesota; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

Scenario E-2

•	Your state of residence was any state other than Minnesota when you purchased your Contract;

•	you purchased an individual Contract before the 2003 Death Benefit Endorsement was approved in your state of residence but after the 2000 Death Benefit Endorsement was approved in your state; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

In this Appendix C, we refer to the Contracts described in Scenarios E-1 and E-2 as “Optional Death Benefit Contracts.”

CHARGES AND DEDUCTIONS

For Optional Death Benefit Contracts, the following information replaces the Mortality and Expense Risk Charge information contained in the body of the prospectus.

If you elected the optional Enhanced Death Benefit Amount, there is an additional charge for this benefit. This additional charge is included in the mortality and expense risk charge described below. This benefit and the associated additional charge cannot be discontinued after the Contract is issued.

Mortality and Expense Risk Charge

Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

This Mortality and Expense Risk Charge includes an additional charge for the Optional Enhanced Death Benefit Amount.

Amount of Charge

For Optional Death Benefit Contracts issued to an Owner age 65 or younger, a daily charge equal to 0.003724% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.35%.

For Optional Death Benefit Contracts issued to an Owner over age 65 but under age 79, a daily charge equal to 0.004141% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

DEATH BENEFIT

For Optional Death Benefit Contracts, the following information replaces the Death Benefit Amount information contained in the body of the prospectus.

Optional Enhanced Death Benefit Amount (Version 2E)

The optional Enhanced Death Benefit Amount will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date;

2)	the Enhanced Minimum Death Benefit; or

3)	the Enhanced Historic High Value.

A withdrawal from the Contract may result in a reduction in the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Enhanced Minimum Death Benefit. The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

•	If the Owner dies before age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his or her 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract anniversary prior to his or her 80th birthday.

Enhanced Historic High Value. The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for withdrawals taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of withdrawal. The Enhanced High Value is the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to age 80.

Example of Determination of Optional Enhanced Death Benefit Amount for Version 2E. This example is intended to help you understand how a withdrawal impacts the optional Enhanced Death Benefit Amount and how the optional Enhanced Death Benefit Amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “Enhanced High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the optional Enhanced Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $107,893, which represents interest at an annual effective rate of 5% for 10 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase	x11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction

Step Two: Calculate the Enhanced Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 107,893

Minimum Death Benefit	$196,782

Step Three: Calculate the proportional reduction in the Enhanced High Value.

1	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$140,000	Enhanced	x11.1111%	Percentage	= $15,556	Proportional
	High Value		Reduction		Reduction

Step Four: Calculate the Enhanced Historic High Value amount, which is the same as the reduced High Value amount.

Enhanced High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Enhanced Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Enhanced Minimum Death Benefit	$196,782
• Enhanced Historic High Value	$124,444

Immediately after the withdrawal, the Enhanced Minimum Death Benefit of $196,782 is greater than the Enhanced Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $196,782.

The statement of additional information (“SAI”) dated May 1, 2026 includes additional information. The SAI is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI, or to request other information about the Contract or make other inquiries, call us at 1-800-789-6771 or visit us at our website www.massmutualascend.com to request a copy.

Reports and other information about the Company are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR contract identifier C000029685

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Spirit®

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2026

This Statement of Additional Information supplements the current prospectus for The Commodore Spirit variable annuity contract (the “Contract”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract dated May 1, 2026. Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information and have the same meaning as in the Prospectus.

A copy of a Contract prospectus dated May 1, 2026, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771 or visit us at our website www.massmutualascend.com/variablecompliance to request a copy.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity contracts.

We are a wholly owned subsidiary of MassMutual Ascend Life Insurance Company® (“MMALIC”), which is a wholly owned subsidiary of Glidepath Holdings, Inc. which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

MMALIC is a stock life insurance company principally engaged in the sale of fixed and variable annuity contracts. Glidepath is a financial services holding company. MassMutual is a mutual life insurance company. MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed insurance contracts to individual and institutional customers in all 50 states in the U.S., the District of Columbia and Puerto Rico.

Annuity Investors Variable Account B (the “Separate Account”) was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust.

On May 28, 2021, American Financial Group, Inc. sold its annuity business consisting of MMALIC (formerly known as Great American Life Insurance Company) and its two insurance subsidiaries, Annuity Investors Life Insurance Company and Manhattan National Life Insurance Company, as well as a broker-dealer affiliate, MM Ascend Life Investor Services, LLC (formerly known as Great American Advisors, Inc), and insurance distributor, AAG Insurance Agency, Inc. to MassMutual.

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contract will be modified accordingly.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contract. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

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Independent Registered Public Accounting Firm

The financial statements of the sub-accounts comprising Annuity Investors Variable Account B (the Separate Account) as of December 31, 2025, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 7 for each of the years in the two-year period then ended and the financial statements of Annuity Investors Life Insurance Company as of and for the years ended December 31, 2025, 2024 and 2023, have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report dated April 10, 2026 of Annuity Investors Life Insurance Company includes explanatory language that states that the financial statements are prepared by Annuity Investors Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.

The KPMG LLP report dated April 10, 2026 of Annuity Investors Life Insurance Company includes an emphasis of matter paragraph that states that Annuity Investors Life Insurance Company elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. The opinion was not modified with respect to this matter.

DISTRIBUTION OF THE CONTRACT

The offering of the Contract to new purchasers has been suspended. Existing Contract owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contract, we reserve the right to resume offering the Contract.

Underwriting Commissions Paid to MMALIS

MM Ascend Life Investor Services, LLC (“MMALIS”), 191 Rosa Parks Street, Cincinnati, OH 45202, is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of the Company (the “AILIC VA Products”). MMALIS is a wholly owned subsidiary of MMALIC and as a result, is an affiliate of the Company.

Aggregate dollar amounts of underwriting commissions paid to MMALIS totaled $2,000,403 in 2025, $1,782,636 in 2024, and $1,824,431 in 2023, which MMALIS subsequently paid to selling firms in its distribution network. MMALIS did not retain any underwriting commissions in the last three fiscal years.

MMALIS Expenses Paid by MMALIC

MMALIC, an affiliate of the Company, pays for some of MMALIS’s operating and other expenses, including overhead, legal, and accounting fees.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or MMALIS for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. MMALIS also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and its affiliates may profit from these payments.

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Rule 12b-1 Fees. The Company and/or MMALIS receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or MMALIS may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or MMALIS may be significant.

Other Payments. The Company and/or MMALIS also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or MMALIS with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or MMALIS amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or MMALIS with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or MMALIS may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and MMALIS.

BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contract is valued. Read these terms in conjunction with the Definitions section of the Prospectus.

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Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectus for the Contract. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contract. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income / Investor Control

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contract.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

6

In certain circumstances, owners of variable annuity contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a non-tax-qualified variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of non-tax-qualified variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contract are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. For a Contract that is not tax-qualified, these differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-Tax-Qualified Contracts / Diversification

IRC Section 817(h) requires that with respect to Contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not tax-qualified.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2025 and for the periods indicated in the financial statements, and the Company’s financial statements at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, are included herein. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

Annuity Investors Variable Account B

Financial Statements

Year ended December 31, 2025

with Report of Independent Registered Public Accounting

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2025

KPMG LLP Suite 3400 312 Walnut Street Cincinnati, OH 45202

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Owners of Annuity Investors Variable Account B:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Subaccounts), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Subaccounts’ auditor since 2021.

Columbus, Ohio

April 10, 2026

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

1

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Large Cap Fund-Series I Shares (1)

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, lnc.-lnitial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, lnc.-lnitial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

2

Small Cap Portfolio-Initial Shares(1)

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Equity Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Lincoln Variable Insurance Products Trust

LVIP American Century Capital Appreciation Fund-Standard Class II

LVIP American Century Large Company Value Fund- Standard Class II

LVIP American Century Mid Cap Value Fund- Standard Class II

LVIP American Century Ultra® Fund- Standard Class II

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class Shares

PIMCO Total Return Portfolio-Administrative Class Shares

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

3

Statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Conservative Balanced Fund-Series I Shares

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Equity and Income Fund-Series I Shares

Statement of changes in net assets for the period from January 1, 2024 to December 4, 2024 (liquidation date).

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio-Class I

(1)	See Note 1 to the financial statements for the former name of the subaccount.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2025

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	360,114.130	$5,370,658	$6,536,071
Invesco V.I. Comstock Fund-Series I Shares	221,442.039	3,900,101	4,743,288
Invesco V.I. Core Equity Fund-Series I Shares	102,202.761	3,010,957	3,682,365
Invesco V.I. Discovery Large Cap Fund-Series I Shares	29,616.241	1,444,208	1,873,227
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	83,706.692	5,980,054	6,295,580
Invesco V.I. Diversified Dividend Fund-Series I Shares	33,239.984	857,586	904,792
Invesco V.I. Equity and Income Fund-Series I Shares	38,108.168	659,986	696,236
Invesco V.I. Health Care Fund-Series I Shares	82,902.672	2,332,137	2,477,961
Invesco V.I. High Yield Fund-Series I Shares	161,185.284	784,787	764,018
Invesco V.I. Main Street Fund®-Series I Shares	83,765.539	1,611,500	1,855,407
Invesco V.I. Small Cap Equity Fund-Series I Shares	61,196.628	1,069,822	1,227,604
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	44,431.951	469,570	499,859
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	18,824.568	202,876	203,494
Morningstar Growth ETF Asset Allocation Portfolio-Class II	74,128.215	847,474	989,612
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	70,588.000	747,665	734,821
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	26,840.932	477,419	542,187
Technology Growth Portfolio-Initial Shares	855,265.594	17,265,903	19,012,554
BNY Mellon Stock Index Fund, Inc.-Initial Shares	567,869.724	32,649,604	49,489,846
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	117,430.708	4,522,124	6,869,696
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	203,426.731	7,075,922	6,849,378
Government Money Market Portfolio	6,409,481.200	6,409,481	6,409,481
Growth and Income Portfolio-Initial Shares	98,140.482	3,015,189	3,904,028
Small Cap Portfolio-Initial Shares	78,674.118	3,331,131	3,776,358
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	25,192.476	444,684	623,514
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	82,346.463	542,058	516,312
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	156,697.430	2,081,193	2,353,595
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	52,873.070	694,862	857,601
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	413,554.105	15,597,831	23,101,132
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	187,928.640	14,018,610	15,707,076
Janus Henderson VIT Forty Portfolio-Institutional Shares	277,818.084	12,156,680	16,507,951
Janus Henderson VIT Global Research Portfolio-Institutional Shares	124,265.880	6,580,976	9,900,263
Janus Henderson VIT Overseas Portfolio-Institutional Shares	156,363.859	4,708,013	8,728,231
Janus Henderson VIT Research Portfolio-Institutional Shares	230,980.156	9,009,152	14,990,612
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	342,227.589	4,902,244	5,188,170
LVIP American Century Large Company Value Fund-Standard Class II	90,702.890	1,530,962	1,815,237
LVIP American Century Mid Cap Value Fund-Standard Class II	194,395.965	3,795,296	3,761,368
LVIP American Century Ultra® Fund-Standard Class II	186,050.938	4,244,518	5,859,860
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	118,481.404	488,316	864,914
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	55,743.083	639,439	669,474
PIMCO Total Return Portfolio-Administrative Class	260,448.476	2,567,148	2,461,238
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	18,290.505	334,838	376,967

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	67,275.979	$96.452255	$6,488,920
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	348.033	105.122894	36,586
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	96.280	109.736076	10,565
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	210.790	37.094802	7,819
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	123,206.056	37.651761	4,638,925
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	674.442	39.371056	26,553
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	1,738.610	40.256737	69,991
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	91,260.883	39.912468	3,642,447
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	118.378	42.375266	5,016
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	799.439	43.658333	34,902
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 1.40% series contract	31,559.659	56.594210	1,786,094
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 1.10% series contract	1,020.842	60.343267	61,601
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 0.95% series contract	409.810	62.302656	25,532
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	376,905.706	16.302550	6,144,524
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	5,274.773	16.586364	87,489
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	3,799.670	16.729593	63,567
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	26,979.736	32.389472	873,859
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	848.436	33.868434	28,735
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	34.630360	2,198
Invesco V.I. Equity and Income Fund Series I - 1.40% series contract	58,731.411	11.854580	696,236
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	65,002.170	37.946594	2,466,611
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	131.902	40.895128	5,394
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	140.300	42.449604	5,956
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	31,106.784	23.715641	737,718
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	515.964	25.332175	13,070
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	505.396	26.178135	13,230
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	32,937.284	51.481479	1,695,661
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	1,660.645	54.891603	91,155
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,210.271	56.674238	68,591
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	28,550.606	40.524304	1,156,993
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	52.047	41.847033	2,178
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	43.209428	20,218
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,080.736	44.612770	48,215
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	21,597.335	20.064806	433,346
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	83.635	21.237718	1,776
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	21.847409	64,737
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	14,725.585	13.819043	203,494
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,122.122	23.134172	812,522
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	7,030.348	25.189427	177,090
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	39,464.958	16.746146	660,886
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,054.813	18.233923	73,935
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	15,905.419	29.295483	465,957
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,389.771	31.898375	76,230
Technology Growth Portfolio-Initial Shares - 1.50% series contract	15.336	87.324773	1,338
Technology Growth Portfolio-Initial Shares - 1.40% series contract	212,064.810	89.214309	18,919,216
Technology Growth Portfolio-Initial Shares - 1.10% series contract	141.225	95.124119	13,434
Technology Growth Portfolio-Initial Shares - 0.95% series contract	799.952	98.212840	78,566
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	2.954	74.984746	221
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	634,968.774	77.169340	49,000,121
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	180.876	64.083265	11,591
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	2,949.826	84.105144	248,096
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	2,617.656	87.794889	229,817
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.40% series contract	120,446.013	56.018112	6,747,158
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.10% series contract	2,007.056	61.053681	122,538

The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2025

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	106,976.406	$63.467295	$6,789,503
Appreciation Portfolio-Initial Shares - 1.10% series contract	338.737	69.171807	23,431
Appreciation Portfolio-Initial Shares - 0.95% series contract	504.725	72.205482	36,444
Government Money Market Portfolio - 1.40% series contract	5,333,409.407	1.165340	6,215,234
Government Money Market Portfolio - 1.25% series contract	953.953	1.175721	1,122
Government Money Market Portfolio - 1.10% series contract	67,827.397	1.254255	85,073
Government Money Market Portfolio - 0.95% series contract	83,192.977	1.298806	108,052
Growth and Income Portfolio-Initial Shares - 1.40% series contract	58,261.413	66.615690	3,881,124
Growth and Income Portfolio-Initial Shares - 1.10% series contract	263.158	72.603400	19,106
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	75.788285	3,798
Small Cap Portfolio-Initial Shares - 1.50% series contract	125.577	33.401686	4,195
Small Cap Portfolio-Initial Shares - 1.40% series contract	109,685.315	34.374130	3,770,337
Small Cap Portfolio-Initial Shares - 1.10% series contract	44.542	37.464741	1,669
Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	39.109065	157
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	16,088.242	34.754884	559,145
Calamos® Growth and Income Portfolio - 0.95% series contract	1,700.988	37.842093	64,369
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.40% series contract	13,061.635	34.519655	450,882
Davis Equity Portfolio - 1.10% series contract	1,259.320	36.537642	46,013
Davis Equity Portfolio - 0.95% series contract	516.582	37.586564	19,417
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	45,208.192	51.446224	2,325,790
DWS Small Cap Index VIP-Class A - 1.10% series contract	64.220	55.773185	3,582
DWS Small Cap Index VIP-Class A - 0.95% series contract	417.166	58.065324	24,223
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	53,427.994	13.856499	740,324
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	2,535.162	14.666753	37,183
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	5,308.481	15.087867	80,094
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	287,862.086	79.270904	22,819,088
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,197.347	86.395553	103,445
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	1,980.364	90.184948	178,599
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	151,738.280	101.270781	15,366,654
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	82.603573	3,627
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	2,397.847	110.375602	264,664
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	626.043	115.216523	72,131
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	196.106	84.786875	16,628
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	188,181.345	87.107186	16,391,947
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	654.676	94.432422	61,823
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	381.975	98.313314	37,553
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	191,592.443	51.302526	9,829,176
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,257.397	55.914636	70,307
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	58.366795	780
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	169,282.244	49.967776	8,458,657
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	28.242	41.851140	1,182
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	2,343.414	54.460113	127,623
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	2,476.174	56.849313	140,769
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	21.176	81.632073	1,728
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	175,549.184	84.009411	14,747,784
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	91.560954	240,728
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	95.578707	372
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	39.890	27.569853	1,100
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	183,826.208	27.898981	5,128,564
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.10% series contract	1,677.307	28.909015	48,489
LVIP American Century Capital Appreciation Fund-Standard Class II - 0.95% series contract	340.431	29.425726	10,017
LVIP American Century Large Company Value Fund-Standard Class II - 1.40% series contract	52,302.237	32.794377	1,715,220
LVIP American Century Large Company Value Fund-Standard Class II - 1.10% series contract	868.456	34.967017	30,367
LVIP American Century Large Company Value Fund-Standard Class II - 0.95% series contract	1,929.230	36.102719	69,650
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.40% series contract	75,831.617	48.177533	3,653,381
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.10% series contract	847.686	51.369317	43,545
LVIP American Century Mid Cap Value Fund-Standard Class II - 0.95% series contract	1,215.039	53.037255	64,442
LVIP American Century Ultra® Fund-Standard Class II - 1.50% series contract	26.584	74.281138	1,975
LVIP American Century Ultra® Fund-Standard Class II - 1.40% series contract	74,864.362	75.888155	5,681,318
LVIP American Century Ultra® Fund-Standard Class II - 1.10% series contract	1,279.923	80.914990	103,565
LVIP American Century Ultra® Fund-Standard Class II - 0.95% series contract	873.840	83.542037	73,002
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I - 1.40% series contract	17,434.613	48.508651	845,729
Discovery Portfolio-Class I - 1.10% series contract	44.090	51.344725	2,264
Discovery Portfolio-Class I - 0.95% series contract	320.356	52.818844	16,921
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	40,245.398	15.525392	624,825
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	390.440	16.553948	6,463
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	2,234.170	17.091598	38,186
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	135,133.798	16.498159	2,229,459
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	3,860.929	17.591178	67,918
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	9,021.958	18.162457	163,861
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	22,702.361	15.844439	359,706
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	16.189326	17,261

The accompanying notes are an integral part of these financial statements.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$28,222	$87,569	$(59,348)	$111,905	$941,682	$129,885	$1,183,472	$1,124,124
Invesco V.I. Comstock Fund-Series I Shares	76,888	64,622	12,266	83,177	484,806	106,951	674,934	687,200
Invesco V.I. Core Equity Fund-Series I Shares	22,688	49,204	(26,516)	(38,431)	261,182	265,705	488,456	461,940
Invesco V.I. Discovery Large Cap Fund-Series I Shares	0	25,967	(25,967)	51,724	223,509	(48,775)	226,458	200,491
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	90,847	(90,847)	57,025	533,802	(313,034)	277,793	186,946
Invesco V.I. Diversified Dividend Fund-Series I Shares	14,058	12,429	1,629	15,221	67,214	32,977	115,412	117,041
Invesco V.I. Equity and Income Fund-Series I Shares	13,840	10,144	3,696	16,387	35,157	26,164	77,708	81,404
Invesco V.I. Health Care Fund-Series I Shares	0	32,447	(32,447)	7,691	95,221	230,343	333,255	300,808
Invesco V.I. High Yield Fund-Series I Shares	53,015	9,326	43,689	(12,503)	0	2,477	(10,026)	33,663
Invesco V.I. Main Street Fund®-Series I Shares	9,850	25,511	(15,661)	(90,437)	112,657	237,144	259,364	243,703
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	17,578	(17,578)	40,459	52,608	1,616	94,683	77,105
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	9,104	6,764	2,340	12,316	51,480	(3,398)	60,398	62,738
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	5,319	2,797	2,522	(274)	0	11,470	11,196	13,718
Morningstar Growth ETF Asset Allocation Portfolio-Class II	13,585	17,116	(3,531)	153,225	68,216	(19,794)	201,647	198,116
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	16,060	7,929	8,131	307	56,417	(7,005)	49,719	57,850
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	3,024	8,987	(5,963)	39,955	62,412	(46,654)	55,713	49,750
Technology Growth Portfolio-Initial Shares	0	248,433	(248,433)	53,611	7,988,719	(3,602,624)	4,439,706	4,191,273
BNY Mellon Stock Index Fund, Inc.-Initial Shares	489,364	674,405	(185,042)	3,656,126	2,717,046	937,982	7,311,154	7,126,112
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	16,903	92,260	(75,356)	216,890	540,121	214,452	971,463	896,107
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	25,558	97,885	(72,327)	(137,831)	1,071,728	(295,576)	638,321	565,994
Government Money Market Portfolio	266,952	120,261	146,691	0	0	0	0	146,691
Growth and Income Portfolio-Initial Shares	16,938	52,641	(35,703)	92,371	306,153	160,567	559,091	523,388
Small Cap Portfolio-Initial Shares	24,391	51,638	(27,246)	(73,771)	0	439,221	365,450	338,204
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	1,783	8,068	(6,286)	31,485	48,128	16,096	95,709	89,423
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	4,918	6,330	(1,412)	(10,460)	74,470	45,452	109,462	108,050
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	32,302	32,370	(67)	76,852	137,949	25,475	240,276	240,209
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	19,202	11,243	7,959	48,888	53,615	91,724	194,227	202,186
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	459,352	321,985	137,367	1,419,043	753,445	606,796	2,779,284	2,916,651
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	32,005	222,828	(190,823)	802,919	1,209,878	(878,787)	1,134,010	943,187
Janus Henderson VIT Forty Portfolio-Institutional Shares	11,604	223,529	(211,925)	693,122	1,915,003	52,897	2,661,022	2,449,097
Janus Henderson VIT Global Research Portfolio-Institutional Shares	55,188	134,672	(79,485)	1,045,375	840,387	(128,239)	1,757,523	1,678,038
Janus Henderson VIT Overseas Portfolio-Institutional Shares	117,822	116,784	1,038	645,430	0	1,361,746	2,007,176	2,008,214
Janus Henderson VIT Research Portfolio-Institutional Shares	0	204,931	(204,931)	1,323,976	1,113,606	(6,403)	2,431,179	2,226,248
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	0	76,726	(76,726)	131,866	864,177	(629,997)	366,046	289,320
LVIP American Century Large Company Value Fund-Standard Class II	26,280	24,372	1,908	68,302	114,493	43,425	226,220	228,128
LVIP American Century Mid Cap Value Fund-Standard Class II	71,278	55,971	15,308	12,956	308,621	(58,802)	262,775	278,083
LVIP American Century Ultra® Fund-Standard Class II	0	83,339	(83,339)	507,395	473,897	(294,498)	686,794	603,455
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	3,726	12,450	(8,724)	44,444	0	59,797	104,241	95,517
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	23,178	9,642	13,535	(7,378)	0	37,282	29,904	43,439
PIMCO Total Return Portfolio-Administrative Class	94,254	31,436	62,818	(144,553)	0	251,333	106,780	169,598
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	11,347	4,893	6,454	610	11,084	33,625	45,319	51,773

The accompanying notes are an integral part of these financial statements.

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(59,348)	$111,905	$941,682	$129,885	$1,124,124	$60,503	$1,024,204	$20,397	$(943,304)	$180,820	$6,355,251	$6,536,071
Invesco V.I. Comstock Fund-Series I Shares	12,266	83,177	484,806	106,951	687,200	42,110	572,303	(37,436)	(567,628)	119,572	4,623,716	4,743,288
Invesco V.I. Core Equity Fund-Series I Shares	(26,516)	(38,431)	261,182	265,705	461,940	17,428	327,171	(12,482)	(322,225)	139,715	3,542,650	3,682,365
Invesco V.I. Discovery Large Cap Fund-Series I Shares	(25,967)	51,724	223,509	(48,775)	200,491	18,837	237,101	(28,058)	(246,322)	(45,831)	1,919,058	1,873,227
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(90,847)	57,025	533,802	(313,034)	186,946	44,570	924,293	(54,149)	(933,873)	(746,927)	7,042,507	6,295,580
Invesco V.I. Diversified Dividend Fund-Series I Shares	1,629	15,221	67,214	32,977	117,041	11,462	112,418	(6,472)	(107,427)	9,614	895,178	904,792
Invesco V.I. Equity and Income Fund-Series I Shares	3,696	16,387	35,157	26,164	81,404	9,019	205,828	19,652	(177,157)	(95,753)	791,989	696,236
Invesco V.I. Health Care Fund-Series I Shares	(32,447)	7,691	95,221	230,343	300,808	70,062	101,256	(4,855)	(36,048)	264,760	2,213,201	2,477,961
Invesco V.I. High Yield Fund-Series I Shares	43,689	(12,503)	0	2,477	33,663	13,042	85,189	209,255	137,109	170,772	593,246	764,018
Invesco V.I. Main Street Fund®-Series I Shares	(15,661)	(90,437)	112,657	237,144	243,703	12,456	277,798	(26,384)	(291,727)	(48,024)	1,903,431	1,855,407
Invesco V.I. Small Cap Equity Fund-Series I Shares	(17,578)	40,459	52,608	1,616	77,105	16,878	256,427	(18,644)	(258,193)	(181,088)	1,408,692	1,227,604
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	2,340	12,316	51,480	(3,398)	62,738	9,300	41,020	(14,220)	(45,940)	16,798	483,061	499,859
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	2,522	(274)	0	11,470	13,718	4,638	17,025	1,653	(10,734)	2,984	200,510	203,494
Morningstar Growth ETF Asset Allocation Portfolio-Class II	(3,531)	153,225	68,216	(19,794)	198,116	23,235	590,313	339	(566,739)	(368,623)	1,358,235	989,612
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	8,131	307	56,417	(7,005)	57,850	5,223	5,586	206,977	206,614	264,464	470,357	734,821
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(5,963)	39,955	62,412	(46,654)	49,750	11,637	217,920	(32,183)	(238,465)	(188,715)	730,902	542,187
Technology Growth Portfolio-Initial Shares	(248,433)	53,611	7,988,719	(3,602,624)	4,191,273	105,876	2,284,838	(343,210)	(2,522,172)	1,669,101	17,343,453	19,012,554
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(185,042)	3,656,126	2,717,046	937,982	7,126,112	343,271	6,038,784	(1,076,997)	(6,772,510)	353,602	49,136,244	49,489,846
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(75,356)	216,890	540,121	214,452	896,107	19,225	577,056	(15,205)	(573,035)	323,072	6,546,624	6,869,696
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(72,327)	(137,831)	1,071,728	(295,576)	565,994	49,103	905,372	6,028	(850,240)	(284,246)	7,133,624	6,849,378
Government Money Market Portfolio	146,691	0	0	0	146,691	79,528	906,015	(317,942)	(1,144,428)	(997,737)	7,407,218	6,409,481
Growth and Income Portfolio-Initial Shares	(35,703)	92,371	306,153	160,567	523,388	24,146	466,039	155,744	(286,149)	237,239	3,666,789	3,904,028
Small Cap Portfolio-Initial Shares	(27,246)	(73,771)	0	439,221	338,204	21,789	379,627	(36,582)	(394,420)	(56,216)	3,832,574	3,776,358
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(6,286)	31,485	48,128	16,096	89,423	3,210	60,202	(12,357)	(69,349)	20,074	603,440	623,514
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	(1,412)	(10,460)	74,470	45,452	108,050	4,539	24,497	(5,231)	(25,188)	82,862	433,450	516,312
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(67)	76,852	137,949	25,475	240,209	39,201	312,033	6,458	(266,375)	(26,166)	2,379,761	2,353,595
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	7,959	48,888	53,615	91,724	202,186	20,481	113,712	(42,397)	(135,628)	66,558	791,043	857,601
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	137,367	1,419,043	753,445	606,796	2,916,651	143,383	2,911,452	55,758	(2,712,311)	204,340	22,896,792	23,101,132
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(190,823)	802,919	1,209,878	(878,787)	943,187	116,611	1,692,362	(241,079)	(1,816,830)	(873,643)	16,580,719	15,707,076
Janus Henderson VIT Forty Portfolio-Institutional Shares	(211,925)	693,122	1,915,003	52,897	2,449,097	46,447	1,785,701	78,997	(1,660,257)	788,840	15,719,111	16,507,951
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(79,485)	1,045,375	840,387	(128,239)	1,678,038	67,023	1,135,893	(34,611)	(1,103,481)	574,557	9,325,706	9,900,263
Janus Henderson VIT Overseas Portfolio-Institutional Shares	1,038	645,430	0	1,361,746	2,008,214	110,044	1,222,598	(146,133)	(1,258,688)	749,526	7,978,705	8,728,231
Janus Henderson VIT Research Portfolio-Institutional Shares	(204,931)	1,323,976	1,113,606	(6,403)	2,226,248	54,840	2,198,524	(90,619)	(2,234,303)	(8,055)	14,998,667	14,990,612
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	(76,726)	131,866	864,177	(629,997)	289,320	46,711	707,497	(11,586)	(672,372)	(383,052)	5,571,223	5,188,171
LVIP American Century Large Company Value Fund-Standard Class II	1,908	68,302	114,493	43,425	228,128	30,875	184,563	(44,264)	(197,951)	30,177	1,785,059	1,815,236
LVIP American Century Mid Cap Value Fund-Standard Class II	15,308	12,956	308,621	(58,802)	278,083	42,510	978,352	(68,603)	(1,004,444)	(726,361)	4,487,731	3,761,370
LVIP American Century Ultra® Fund-Standard Class II	(83,339)	507,395	473,897	(294,498)	603,455	27,459	1,044,559	(151,651)	(1,168,751)	(565,296)	6,425,156	5,859,860
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	(8,724)	44,444	0	59,797	95,517	5,158	63,281	(3,665)	(61,789)	33,728	831,186	864,914
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	13,535	(7,378)	0	37,282	43,439	13,528	98,118	(6,050)	(90,641)	(47,202)	716,676	669,474
PIMCO Total Return Portfolio-Administrative Class	62,818	(144,553)	0	251,333	169,598	50,086	539,702	537,718	48,102	217,700	2,243,538	2,461,238
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	6,454	610	11,084	33,625	51,773	4,995	6,270	44	(1,231)	50,542	326,425	376,967

The accompanying notes are an integral part of these financial statements.

9

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(25,038)	$(12,101)	$134,623	$1,365,910	$1,463,394	$54,303	$513,317	$(24,667)	$(483,682)	$979,712	$5,375,539	$6,355,251
Invesco V.I. Capital Appreciation Fund-Series I Shares	(25,279)	7,841	0	515,033	497,595	23,282	194,244	(53,191)	(224,153)	273,442	1,645,616	1,919,058
Invesco V.I. Comstock Fund-Series I Shares	13,540	60,500	323,196	208,446	605,682	32,902	543,461	(227,221)	(737,779)	(132,097)	4,755,813	4,623,716
Invesco V.I. Conservative Balanced Fund-Series I Shares (*)	17,080	(21,487)	0	19,968	15,561	1,835	21,542	(751,255)	(770,961)	(755,400)	755,401	0
Invesco V.I. Core Equity Fund-Series I Shares	(24,769)	(39,276)	283,078	504,711	723,744	18,732	428,316	(12,519)	(422,103)	301,641	3,241,009	3,542,650
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(99,396)	498	0	1,524,162	1,425,264	56,858	1,138,606	(15,733)	(1,097,481)	327,783	6,714,724	7,042,507
Invesco V.I. Diversified Dividend Fund-Series I Shares	3,706	30,207	36,145	36,010	106,068	14,737	161,448	(74,923)	(221,635)	(115,567)	1,010,745	895,178
Invesco V.I. Equity and Income Fund-Series I Shares (**)	6,836	1,368	29,943	10,085	48,232	5,683	42,905	780,980	743,757	791,989	0	791,989
Invesco V.I. Health Care Fund-Series I Shares	(34,878)	38,366	0	76,863	80,351	32,365	233,971	(2,445)	(204,051)	(123,700)	2,336,901	2,213,201
Invesco V.I. High Yield Fund-Series I Shares	26,156	(21,166)	0	34,527	39,517	13,316	159,469	7,798	(138,356)	(98,839)	692,085	593,246
Invesco V.I. Main Street Fund®-Series I Shares	(26,304)	(115,426)	183,632	334,174	376,076	17,147	236,856	(35,790)	(255,498)	120,578	1,782,853	1,903,431
Invesco V.I. Small Cap Equity Fund-Series I Shares	(17,582)	(14,826)	61,793	178,537	207,922	20,929	185,182	8,585	(155,667)	52,255	1,356,437	1,408,692
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	826	(90)	4,577	44,816	50,129	12,850	155,067	(4,628)	(146,845)	(96,716)	579,777	483,061
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	1,197	(5,401)	0	14,484	10,280	7,256	89,419	1,075	(81,088)	(70,808)	271,318	200,510
Morningstar Growth ETF Asset Allocation Portfolio-Class II	177	18,245	27,203	114,620	160,245	29,240	276,302	57,763	(189,298)	(29,053)	1,387,288	1,358,235
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	3,700	(4,569)	3,008	28,457	30,596	4,073	61,457	(304)	(57,688)	(27,092)	497,449	470,357
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(5,579)	9,949	10,889	61,162	76,421	13,150	74,886	838	(60,898)	15,523	715,379	730,902
Technology Growth Portfolio-Initial Shares	(236,389)	677,595	0	3,046,492	3,487,698	86,805	1,195,898	140,183	(968,910)	2,518,788	14,824,665	17,343,453
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(122,453)	3,036,675	3,012,148	3,806,009	9,732,379	310,297	5,144,043	213,121	(4,620,625)	5,111,754	44,024,490	49,136,244
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(56,702)	270,140	41,738	1,066,847	1,322,023	24,526	739,485	(17,701)	(732,660)	589,363	5,957,261	6,546,624
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(71,783)	(67,577)	520,998	373,322	754,960	57,692	751,663	108,528	(585,444)	169,516	6,964,108	7,133,624
Government Money Market Portfolio	125,755	0	0	0	125,755	68,239	603,310	3,609,941	3,074,870	3,200,625	4,206,593	7,407,218
Growth and Income Portfolio-Initial Shares	(30,433)	48,279	172,397	459,123	649,366	21,961	220,545	68,968	(129,616)	519,750	3,147,039	3,666,789
Opportunistic Small Cap Portfolio-Initial Shares	(28,531)	(93,869)	0	243,846	121,446	29,839	364,386	21,183	(313,364)	(191,918)	4,024,492	3,832,574
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(6,220)	41,818	9,977	67,114	112,689	4,603	134,055	(6,569)	(136,021)	(23,332)	626,772	603,440
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	(1,763)	(11,572)	87,693	(834)	73,524	6,306	96,976	(16,059)	(106,729)	(33,205)	466,655	433,450
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(4,706)	8,058	68,842	139,122	211,316	35,291	386,881	(30,289)	(381,879)	(170,563)	2,550,324	2,379,761
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	9,599	25,218	0	(48,878)	(14,061)	21,055	146,308	(137,546)	(262,799)	(276,860)	1,067,903	791,043
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	144,772	1,390,484	0	1,492,285	3,027,541	185,320	3,426,809	148,996	(3,092,492)	(64,951)	22,961,743	22,896,792
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(111,876)	525,359	651,717	1,091,000	2,156,200	107,646	1,758,264	52,247	(1,598,371)	557,829	16,022,890	16,580,719
Janus Henderson VIT Forty Portfolio-Institutional Shares	(200,703)	868,841	864,008	2,022,326	3,554,472	50,754	1,808,227	21,787	(1,735,686)	1,818,786	13,900,325	15,719,111
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(61,547)	732,149	294,606	823,802	1,789,010	80,294	996,368	(28,388)	(944,461)	844,549	8,481,157	9,325,706
Janus Henderson VIT Overseas Portfolio-Institutional Shares	(5,018)	315,734	0	65,831	376,547	119,800	770,629	27,644	(623,185)	(246,638)	8,225,343	7,978,705
Janus Henderson VIT Research Portfolio-Institutional Shares	(204,380)	1,017,984	425,215	2,920,325	4,159,144	69,585	2,247,290	71,800	(2,105,905)	2,053,239	12,945,428	14,998,667
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	(73,714)	12,464	318,478	818,947	1,076,175	54,164	433,903	28,827	(350,912)	725,263	4,845,960	5,571,223
LVIP American Century Large Company Value Fund-Standard Class II	21,189	105,162	35,458	13,344	175,153	34,711	427,914	(20,975)	(414,178)	(239,025)	2,024,084	1,785,059
LVIP American Century Mid Cap Value Fund-Standard Class II	49,788	(44,343)	218,894	102,966	327,305	48,338	621,184	(21,124)	(593,970)	(266,665)	4,754,396	4,487,731
LVIP American Century Ultra® Fund-Standard Class II	(85,352)	232,177	500,386	788,901	1,436,112	33,738	602,119	(8,332)	(576,713)	859,399	5,565,757	6,425,156
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	(10,343)	(724,886)	0	981,297	246,068	8,293	158,183	(85,523)	(235,413)	10,655	820,531	831,186
U.S. Real Estate Portfolio-Class I (***)	48,891	(458,678)	0	884,153	474,366	38,319	391,917	(3,827,031)	(4,180,629)	(3,706,263)	3,706,262	0
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	9,619	(24,839)	0	21,607	6,387	17,234	134,007	8,669	(108,105)	(101,718)	818,394	716,676
PIMCO Total Return Portfolio-Administrative Class	64,274	(61,346)	0	26,758	29,686	37,667	333,846	14,850	(281,329)	(251,643)	2,495,181	2,243,538
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	1,276	(4,087)	0	32,405	29,594	5,070	64,762	18	(59,674)	(30,080)	356,505	326,425

(*)	For the period January 1, 2024 through the merger date of April 26, 2024.
(**)	For the period of merger date April 26, 2024 through December 31, 2024.
(***)	For the period January 1, 2024 through the liquidation date of December 4, 2024.

The accompanying notes are an integral part of these financial statements.

10

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

(1) ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2025 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available (unless otherwise noted):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Large Cap Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I Equity and Income Fund-Series I Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. High Yield Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Equity Portfolio

11

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1) ORGANIZATION - Continued

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust:

•	Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Institutional Shares

•	Janus Henderson VIT Research Portfolio-Institutional Shares

Lincoln Variable Insurance Products Trust:

•	LVIP American Century Capital Appreciation Fund-Standard Class II

•	LVIP American Century Large Company Value Fund-Standard Class II

•	LVIP American Century Mid Cap Value Fund-Standard Class II

•	LVIP American Century Ultra® Fund-Standard Class II

Morgan Stanley Variable Insurance Fund, Inc.:

•	Discovery Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO Real Return Portfolio-Administrative Class Shares

•	PIMCO Total Return Portfolio-Administrative Class Shares

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

BNY Mellon Variable Investment Fund: Effective on December 31, 2025, the Opportunistic Small Cap Portfolio was renamed Small Cap Portfolio.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective on April 30, 2025, Invesco V.I. Capital Appreciation Fund was renamed Invesco V.I. Discovery Large Cap Fund.

Morgan Stanley Variable Insurance Fund, Inc.: The Morgan Stanley U.S. Real Estate Portfolio was liquidated on December 4, 2024. If variable annuity contract owners had money allocated to the Morgan Stanley U.S. Real Estate Portfolio-Class I Sub-Account on December 5, 2024, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

Davis Variable Account Fund, Inc.: Effective June 30, 2024, Davis Value Portfolio was renamed Davis Equity Portfolio.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective on or about April 26, 2024, Invesco V.I. Conservative Balanced Fund was merged into Invesco V.I. Equity and Income Fund.

American Century Variable Portfolios: Effective on or about April 26, 2024, each fund of American Century Variable Portfolios, Inc., was reorganized into a substantially similar series and class of Lincoln Variable Insurance Products Trust as listed below. Class I shares reorganized into Standard Class II shares.

•	American Century VP Capital Appreciation Fund reorganized into LVIP American Century Capital Appreciation Fund

•	American Century VP Large Company Value Fund reorganized into LVIP American Century Large Company Value Fund

•	American Century VP Mid Cap Value Fund reorganized into LVIP American Century Mid Cap Value Fund

•	American Century VP Ultra® Fund reorganized into LVIP American Century Ultra® Fund

12

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2025.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

13

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

Single Reportable Segment

The Separate Account derives revenues from variable annuity products. The Company has identified the President as the chief operating decision maker for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

(3) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2025:

1.50% Series Contracts	$637
1.40% Series Contracts	3,338,534
1.25% Series Contracts	234
1.10% Series Contracts	24,794
0.95% Series Contracts	24,129

$3,388,328

14

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3) DEDUCTIONS AND EXPENSES - Continued

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $71,431 for the year ended December 31, 2025.

(4) OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (“MMALIS”), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5) PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2025, are as follows:

	Cost of Purchases	Proceeds from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$1,039,504	$1,100,474
Invesco V.I. Comstock Fund-Series I Shares	576,043	646,599
Invesco V.I. Core Equity Fund-Series I Shares	394,939	482,498
Invesco V.I. Discovery Large Cap Fund-Series I Shares	257,519	306,299
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	574,174	1,065,092
Invesco V.I. Diversified Dividend Fund-Series I Shares	94,460	133,044
Invesco V.I. Equity and Income Fund-Series I Shares	73,618	211,922
Invesco V.I. Health Care Fund-Series I Shares	155,020	128,294
Invesco V.I. High Yield Fund-Series I Shares	296,862	116,064
Invesco V.I. Main Street Fund®-Series I Shares	126,998	321,729
Invesco V.I. Small Cap Equity Fund-Series I Shares	74,303	297,466
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	69,016	61,136
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	11,595	19,807
Morningstar Growth ETF Asset Allocation Portfolio-Class II	99,663	601,717
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	284,513	13,351
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	80,169	262,185
Technology Growth Portfolio-Initial Shares	8,092,271	2,874,157
BNY Mellon Stock Index Fund, Inc.-Initial Shares	3,630,993	7,871,499
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	563,618	671,888
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	1,132,048	982,887
Government Money Market Portfolio	627,500	1,625,237
Growth and Income Portfolio-Initial Shares	485,977	501,676
Small Cap Portfolio-Initial Shares	52,411	474,077
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	60,162	87,669
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	81,512	33,642
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	205,525	334,018
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	92,831	166,885
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	1,400,246	3,221,745
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	1,771,669	2,569,444
Janus Henderson VIT Forty Portfolio-Institutional Shares	2,084,869	2,042,048
Janus Henderson VIT Global Research Portfolio-Institutional Shares	1,270,490	1,613,069
Janus Henderson VIT Overseas Portfolio-Institutional Shares	233,517	1,491,167
Janus Henderson VIT Research Portfolio-Institutional Shares	1,341,532	2,667,160
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	975,315	860,237
LVIP American Century Large Company Value Fund-Standard Class II	180,092	261,642
LVIP American Century Mid Cap Value Fund-Standard Class II	435,789	1,116,305
LVIP American Century Ultra® Fund-Standard Class II	490,366	1,268,558
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	26,606	97,119
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	34,132	111,238
PIMCO Total Return Portfolio-Administrative Class	754,642	643,722
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	26,374	10,067

16

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2025	Units Purchased	Units Redeemed	Units Outstanding 12/31/2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	76,513.534	1,144.570	10,382.125	67,275.979
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	348.289	0.256	0.512	348.033
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,519.920	0.000	1,423.640	96.280
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	220.448	0.000	9.658	210.790
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	134,339.473	868.659	12,002.076	123,206.056
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	1,756.546	0.000	1,082.104	674.442
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,466.556	0.000	3,727.946	1,738.610
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	100,667.555	3,641.146	13,047.818	91,260.883
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	118.378	0.000	0.000	118.378
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	804.121	6.838	11.520	799.439
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 1.50% series contract	93.084	0.000	93.084	0.000
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 1.40% series contract	36,086.327	799.636	5,326.304	31,559.659
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 1.10% series contract	1,021.840	2.546	3.544	1,020.842
Invesco V.I. Discovery Large Cap Fund-Series I Shares - 0.95% series contract	409.810	0.000	0.000	409.810
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	435,703.648	4,193.711	62,991.653	376,905.706
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	6,324.926	0.000	1,050.153	5,274.773
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,131.835	0.000	332.165	3,799.670
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	30,590.758	633.764	4,244.786	26,979.736
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	846.201	2.235	0.000	848.436
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Equity and Income Fund Series I - 1.40% series contract	59,465.306	2,450.644	3,184.539	58,731.411
Invesco V.I. Equity and Income Fund Series I - 0.95% series contract	14,797.365	0.000	14,797.364	0.000
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	66,023.893	2,027.539	3,049.262	65,002.170
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	132.300	0.398	0.796	131.902
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	140.300	0.000	0.000	140.300
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	23,759.105	10,790.411	3,442.732	31,106.784
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	1,339.760	515.964
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	535.424	0.000	30.028	505.396
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	38,372.024	258.103	5,692.843	32,937.284
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	2,187.986	0.000	527.341	1,660.645
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,427.772	0.000	217.501	1,210.271
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	35,297.749	763.443	7,510.586	28,550.606
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	52.047	0.000	-0.000	52.047
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	0.000	0.000	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,080.736	0.000	0.000	1,080.736
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	23,953.392	539.858	2,895.915	21,597.335
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	85.110	0.000	1.475	83.635
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	0.000	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,568.987	497.151	1,340.553	14,725.585
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	58,741.007	1,074.124	24,693.009	35,122.122
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	8,780.554	0.000	1,750.206	7,030.348
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	26,348.336	13,339.970	223.348	39,464.958
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,232.214	0.000	177.401	4,054.813
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	22,348.856	687.061	7,130.498	15,905.419
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	1,966.497	0.000
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,389.771	0.000	0.000	2,389.771
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.002	0.000	56.666	15.336
Technology Growth Portfolio-Initial Shares - 1.40% series contract	244,673.237	1,749.538	34,357.965	212,064.810
Technology Growth Portfolio-Initial Shares - 1.10% series contract	141.507	0.282	0.564	141.225
Technology Growth Portfolio-Initial Shares - 0.95% series contract	703.201	99.461	2.710	799.952
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.035	0.000	0.081	2.954
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	730,107.846	7,883.683	103,022.755	634,968.774
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	180.876	0.000	0.000	180.876
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	3,990.155	0.326	1,040.655	2,949.826
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	2,908.714	0.000	291.058	2,617.656
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.40% series contract	131,453.526	397.103	11,404.616	120,446.013
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.10% series contract	2,007.056	0.000	0.000	2,007.056
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	120,918.248	774.838	14,716.680	106,976.406
Appreciation Portfolio-Initial Shares - 1.10% series contract	338.737	0.000	0.000	338.737
Appreciation Portfolio-Initial Shares - 0.95% series contract	619.620	131.795	246.690	504.725
Government Money Market Portfolio - 1.40% series contract	6,245,221.714	339,960.950	1,251,773.257	5,333,409.407
Government Money Market Portfolio - 1.25% series contract	953.953	0.000	0.000	953.953
Government Money Market Portfolio - 1.10% series contract	129,896.034	289.146	62,357.783	67,827.397
Government Money Market Portfolio - 0.95% series contract	95,729.932	1,410.169	13,947.124	83,192.977
Growth and Income Portfolio-Initial Shares - 1.40% series contract	63,066.914	2,928.456	7,733.957	58,261.413
Growth and Income Portfolio-Initial Shares - 1.10% series contract	263.158	0.000	0.000	263.158
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	0.000	-0.000	50.114
Small Cap Portfolio-Initial Shares - 1.50% series contract	131.331	0.000	5.754	125.577
Small Cap Portfolio-Initial Shares - 1.40% series contract	121,828.763	1,366.362	13,509.810	109,685.315
Small Cap Portfolio-Initial Shares - 1.10% series contract	47.068	0.000	2.526	44.542
Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	0.000	0.000	4.014

17

(6) CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2025	Units Purchased	Units Redeemed	Units Outstanding 12/31/2025
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	17,993.703	147.944	2,053.405	16,088.242
Calamos® Growth and Income Portfolio - 0.95% series contract	1,941.550	244.289	484.851	1,700.988
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.40% series contract	13,860.139	145.706	944.210	13,061.635
Davis Equity Portfolio - 1.10% series contract	1,264.031	0.000	4.711	1,259.320
Davis Equity Portfolio - 0.95% series contract	516.582	0.000	0.000	516.582
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	50,618.316	1,083.887	6,494.011	45,208.192
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	0.000	200.890	64.220
DWS Small Cap Index VIP-Class A - 0.95% series contract	417.166	0.000	0.000	417.166
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	59,570.909	2,455.827	8,598.742	53,427.994
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	5,849.280	0.000	3,314.118	2,535.162
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	6,439.153	152.935	1,283.607	5,308.481
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	323,882.372	3,282.015	39,302.301	287,862.086
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,546.934	0.000	349.587	1,197.347
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	1,993.121	7.997	20.754	1,980.364
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	169,683.444	5,895.853	23,841.017	151,738.280
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	0.000	0.000	43.911
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,120.883	0.000	723.036	2,397.847
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	626.043	0.000	0.000	626.043
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	264.355	0.000	68.249	196.106
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	208,819.831	2,400.008	23,038.494	188,181.345
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	654.867	0.191	0.382	654.676
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	381.975	0.000	0.000	381.975
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	215,346.817	8,467.418	32,221.792	191,592.443
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,257.397	0.000	0.000	1,257.397
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	196,287.961	3,547.012	30,552.729	169,282.244
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	28.242	0.000	0.000	28.242
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	3,321.132	1.446	979.164	2,343.414
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	2,633.475	0.000	157.301	2,476.174
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	91.301	0.000	70.125	21.176
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	205,456.941	3,899.028	33,806.785	175,549.184
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	0.000	0.000	2,629.155
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	0.000	0.000	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I - 1.50% series contract	71.526	0.000	71.526	0.000
Discovery Portfolio-Class I - 1.40% series contract	18,439.953	423.064	1,428.404	17,434.613
Discovery Portfolio-Class I - 1.10% series contract	44.090	0.000	0.000	44.090
Discovery Portfolio-Class I - 0.95% series contract	427.605	131.059	238.308	320.356
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	40.236	0.000	0.346	39.890
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	207,991.769	5,003.802	29,169.363	183,826.208
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.10% series contract	1,680.664	0.000	3.357	1,677.307
LVIP American Century Capital Appreciation Fund-Standard Class II - 0.95% series contract	340.431	0.000	0.000	340.431
LVIP American Century Large Company Value Fund-Standard Class II - 1.40% series contract	57,179.416	1,686.335	6,563.514	52,302.237
LVIP American Century Large Company Value Fund-Standard Class II - 1.10% series contract	2,485.844	0.000	1,617.388	868.456
LVIP American Century Large Company Value Fund-Standard Class II - 0.95% series contract	1,929.230	0.000	0.000	1,929.230
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.40% series contract	94,473.327	1,624.677	20,266.387	75,831.617
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.10% series contract	2,117.834	0.000	1,270.148	847.686
LVIP American Century Mid Cap Value Fund-Standard Class II - 0.95% series contract	3,086.706	31.293	1,902.960	1,215.039
LVIP American Century Ultra® Fund-Standard Class II - 1.50% series contract	96.302	0.000	69.718	26.584
LVIP American Century Ultra® Fund-Standard Class II - 1.40% series contract	90,405.513	525.679	16,066.830	74,864.362
LVIP American Century Ultra® Fund-Standard Class II - 1.10% series contract	2,582.008	0.000	1,302.085	1,279.923
LVIP American Century Ultra® Fund-Standard Class II - 0.95% series contract	873.840	0.000	0.000	873.840
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	46,038.725	912.087	6,705.414	40,245.398
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	582.413	0.000	191.973	390.440
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	2,226.244	23.637	15.711	2,234.170
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	124,405.980	42,885.621	32,157.803	135,133.798
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	9,999.374	4.109	6,142.554	3,860.929
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	10,039.689	264.825	1,282.556	9,021.958
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	22,777.817	314.296	389.752	22,702.361
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	0.000	0.000	1,066.210

18

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	83,391.919	738.111	7,616.496	76,513.534
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	348.781	0.000	0.492	348.289
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	0.000	9.016	1,519.920
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.204	0.000	0.120	93.084
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	41,157.015	747.486	5,818.174	36,086.327
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,018.574	3.266	0.000	1,021.840
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	409.810	0.000	0.000	409.810
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	229.824	0.000	9.376	220.448
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	156,848.648	998.646	23,507.821	134,339.473
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	3,102.161	15.312	1,360.927	1,756.546
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,466.556	0.000	-0.000	5,466.556
Invesco V.I. Conservative Balanced Fund - Series I - 1.40% series contract	39,108.079	1,601.589	40,709.668	0.000
Invesco V.I. Conservative Balanced Fund - Series I - 0.95% series contract	8,548.331	0.000	8,548.331	0.000
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	113,952.989	440.341	13,725.775	100,667.555
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	314.552	0.000	196.174	118.378
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	827.310	0.486	23.675	804.121
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	507,693.016	5,519.338	77,508.706	435,703.648
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,230.935	56.771	2,962.780	6,324.926
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,131.835	0.000	0.000	4,131.835
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	38,805.831	1,065.675	9,280.748	30,590.758
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	843.387	2.814	0.000	846.201
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Equity and Income Fund Series I - 1.40% series contract	0.000	64,814.494	5,349.188	59,465.306
Invesco V.I. Equity and Income Fund Series I - 0.95% series contract	0.000	14,836.219	38.854	14,797.365
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	71,620.157	921.390	6,517.654	66,023.893
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	133.067	0.000	0.767	132.300
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	140.300	0.000	0.000	140.300
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	30,003.866	912.669	7,157.430	23,759.105
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	586.713	0.000	51.289	535.424
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	43,278.543	563.973	5,470.492	38,372.024
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,225.886	3.694	1,041.594	2,187.986
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,427.772	0.000	0.000	1,427.772
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	39,745.049	823.266	5,270.566	35,297.749
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	52.047	0.000	-0.000	52.047
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	0.000	0.000	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,120.082	0.000	39.346	1,080.736
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,242.007	698.694	8,987.309	23,953.392
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	86.712	0.000	1.602	85.110
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	0.000	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	17,821.382	640.560	2,892.955	15,568.987
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	0.000	3,751.549	0.000
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	62,737.961	4,626.950	8,623.904	58,741.007
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	13,630.159	0.000	4,849.605	8,780.554
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	29,939.180	274.932	3,865.776	26,348.336
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,528.284	0.000	296.070	4,232.214
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	24,507.981	736.135	2,895.260	22,348.856
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,507.328	0.000	117.557	2,389.771
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.179	0.000	0.177	72.002
Technology Growth Portfolio-Initial Shares - 1.40% series contract	259,150.787	3,864.330	18,341.880	244,673.237
Technology Growth Portfolio-Initial Shares - 1.10% series contract	142.050	0.000	0.543	141.507
Technology Growth Portfolio-Initial Shares - 0.95% series contract	862.432	0.000	159.231	703.201
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.126	0.000	0.091	3.035
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	803,129.753	7,082.439	80,104.346	730,107.846
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	180.876	0.000	0.000	180.876
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	5,488.447	0.000	1,498.292	3,990.155
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	2,940.906	0.000	32.192	2,908.714
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	147,552.701	352.074	16,451.249	131,453.526
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,007.056	0.000	0.000	2,007.056
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	131,336.172	3,544.993	13,962.917	120,918.248
Appreciation Portfolio-Initial Shares - 1.10% series contract	377.605	0.000	38.868	338.737
Appreciation Portfolio-Initial Shares - 0.95% series contract	619.738	12.493	12.611	619.620
Government Money Market Portfolio - 1.40% series contract	3,637,465.898	3,282,171.568	674,415.752	6,245,221.714
Government Money Market Portfolio - 1.25% series contract	0.000	953.953	0.000	953.953
Government Money Market Portfolio - 1.10% series contract	79,667.618	80,948.436	30,720.020	129,896.034
Government Money Market Portfolio - 0.95% series contract	64,266.727	33,466.689	2,003.484	95,729.932
Growth and Income Portfolio-Initial Shares - 1.40% series contract	65,501.743	1,514.671	3,949.500	63,066.914
Growth and Income Portfolio-Initial Shares - 1.10% series contract	266.866	0.000	3.708	263.158
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	0.000	-0.000	50.114
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	136.918	0.000	5.587	131.331
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	131,902.590	1,842.542	11,916.369	121,828.763
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	97.507	0.000	50.439	47.068
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	0.000	0.000	4.014

19

(6) CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	22,232.501	157.958	4,396.756	17,993.703
Calamos® Growth and Income Portfolio - 0.95% series contract	2,490.477	18.968	567.895	1,941.550
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.40% series contract	17,853.290	250.859	4,244.010	13,860.139
Davis Equity Portfolio - 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Equity Portfolio - 0.95% series contract	516.582	0.000	0.000	516.582
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	59,547.041	863.849	9,792.574	50,618.316
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	0.000	0.000	265.110
DWS Small Cap Index VIP-Class A - 0.95% series contract	445.957	0.000	28.791	417.166
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	81,393.459	3,148.386	24,970.936	59,570.909
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	0.000	533.550	5,849.280
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	7,150.356	25.222	736.425	6,439.153
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	368,648.517	6,319.718	51,085.863	323,882.372
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,550.657	0.000	3.723	1,546.934
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	3,355.292	5.877	1,368.048	1,993.121
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	187,034.789	2,546.867	19,898.212	169,683.444
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	0.000	0.000	43.911
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,243.155	16.478	138.750	3,120.883
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	765.494	0.000	139.451	626.043
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	273.096	0.000	8.741	264.355
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	234,042.415	2,058.005	27,280.589	208,819.831
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	655.234	0.000	0.367	654.867
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	381.975	0.000	0.000	381.975
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	238,201.711	1,485.208	24,340.102	215,346.817
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,779.704	0.000	522.307	1,257.397
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	210,655.236	4,656.409	19,023.684	196,287.961
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	28.242	0.000	0.000	28.242
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,180.080	81.294	940.242	3,321.132
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	2,706.387	10.120	83.032	2,633.475
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	91.604	0.000	0.303	91.301
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	237,019.223	2,209.759	33,772.041	205,456.941
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	0.000	0.000	2,629.155
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	0.000	0.000	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I - 1.50% series contract	71.618	0.000	0.092	71.526
Discovery Portfolio-Class I - 1.40% series contract	25,572.878	730.648	7,863.573	18,439.953
Discovery Portfolio-Class I - 1.10% series contract	44.090	0.000	0.000	44.090
Discovery Portfolio-Class I - 0.95% series contract	524.097	11.928	108.420	427.605
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 1.40% series contract	73,891.377	1,026.788	74,918.166	0.000
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 1.25% series contract	20.187	0.000	20.187	0.000
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,817.848	24.188	1,842.035	0.000
Morgan Stanley VIF U.S. Real Estate Portfolio-Class I - 0.95% series contract	708.436	3.331	711.767	0.000
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	40.623	0.000	0.387	40.236
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	222,690.296	3,998.887	18,697.414	207,991.769
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.10% series contract	1,684.369	0.000	3.705	1,680.664
LVIP American Century Capital Appreciation Fund-Standard Class II - 0.95% series contract	706.392	0.001	365.962	340.431
LVIP American Century Large Company Value Fund-Standard Class II - 1.40% series contract	71,750.771	1,454.129	16,025.484	57,179.416
LVIP American Century Large Company Value Fund-Standard Class II - 1.10% series contract	2,485.844	0.000	0.000	2,485.844
LVIP American Century Large Company Value Fund-Standard Class II - 0.95% series contract	2,087.720	0.000	158.490	1,929.230
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.40% series contract	107,848.142	1,358.807	14,733.622	94,473.327
LVIP American Century Mid Cap Value Fund-Standard Class II - 1.10% series contract	2,121.750	0.000	3.916	2,117.834
LVIP American Century Mid Cap Value Fund-Standard Class II - 0.95% series contract	3,289.319	43.509	246.122	3,086.706
LVIP American Century Ultra® Fund-Standard Class II - 1.50% series contract	96.659	0.000	0.357	96.302
LVIP American Century Ultra® Fund-Standard Class II - 1.40% series contract	99,763.161	866.178	10,223.826	90,405.513
LVIP American Century Ultra® Fund-Standard Class II - 1.10% series contract	2,584.463	0.000	2.455	2,582.008
LVIP American Century Ultra® Fund-Standard Class II - 0.95% series contract	935.422	0.000	61.582	873.840
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	53,070.363	1,561.557	8,593.195	46,038.725
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	583.425	0.000	1.012	582.413
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	2,535.597	26.477	335.830	2,226.244
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	140,783.810	3,180.749	19,558.579	124,405.980
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	11,419.846	426.527	1,846.999	9,999.374
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	10,359.911	274.265	594.487	10,039.689
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	27,431.139	358.490	5,011.812	22,777.817
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	0.000	0.000	1,066.210

20

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2025				Periods Ended December 31, 2025
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	68	$96.452255	$109.736076	$6,536	0.44%	0.95%	1.40%	19.31%	19.85%
Invesco V.I. Comstock Fund-Series I Shares	126	37.094802	40.256737	4,743	1.64%	0.95%	1.50%	15.68%	16.33%
Invesco V.I. Core Equity Fund-Series I Shares	92	39.912468	43.658333	3,682	0.63%	0.95%	1.40%	14.54%	15.06%
Invesco V.I. Discovery Large Cap Fund-Series I Shares	33	56.594210	62.302656	1,873	0.00%	0.95%	1.40%	11.22%	11.72%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	386	16.302550	16.729593	6,296	0.00%	0.95%	1.40%	3.32%	3.79%
Invesco V.I. Diversified Dividend Fund-Series I Shares	28	32.389472	34.630360	905	1.56%	0.95%	1.40%	14.12%	14.64%
Invesco V.I. Equity and Income Fund-Series I Shares	59	11.854580	11.854580	696	1.86%	1.40%	1.40%	11.23%	11.23%
Invesco V.I. Health Care Fund-Series I Shares	65	37.946594	42.449604	2,478	0.00%	0.95%	1.40%	13.71%	14.23%
Invesco V.I. High Yield Fund-Series I Shares	32	23.715641	26.178135	764	7.81%	0.95%	1.40%	5.23%	5.71%
Invesco V.I. Main Street Fund®-Series I Shares	36	51.481479	56.674238	1,855	0.52%	0.95%	1.40%	14.31%	14.83%
Invesco V.I. Small Cap Equity Fund-Series I Shares	30	40.524304	44.612770	1,228	0.00%	0.95%	1.40%	6.53%	7.02%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	25	20.064806	21.847409	500	1.85%	0.95%	1.40%	13.21%	13.72%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	15	13.819043	13.819043	203	2.63%	1.40%	1.40%	7.30%	7.30%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	42	23.134172	25.189427	990	1.16%	0.95%	1.40%	16.26%	16.79%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	44	16.746146	18.233923	735	2.67%	0.95%	1.40%	10.14%	10.64%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	18	29.295483	31.898375	542	0.48%	0.95%	1.40%	8.28%	8.77%
Technology Growth Portfolio-Initial Shares	213	87.324773	98.212840	19,013	0.00%	0.95%	1.50%	26.24%	26.95%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	641	74.984746	87.794889	49,490	0.99%	0.95%	1.50%	15.77%	16.42%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	122	56.018112	61.053681	6,870	0.25%	1.10%	1.40%	14.35%	14.70%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	108	63.467295	72.205482	6,849	0.37%	0.95%	1.40%	8.53%	9.03%
Government Money Market Portfolio	5,484	1.165340	1.298806	6,409	3.86%	0.95%	1.40%	2.14%	2.29%
Growth and Income Portfolio-Initial Shares	59	66.615690	75.788285	3,904	0.45%	0.95%	1.40%	15.20%	15.72%
Small Cap Portfolio-Initial Shares	110	33.401686	39.109065	3,776	0.64%	0.95%	1.50%	9.32%	9.93%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	18	34.754884	37.842093	624	0.29%	0.95%	1.40%	15.75%	16.28%
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	15	34.519655	37.586564	516	1.04%	0.95%	1.40%	25.46%	26.04%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	46	51.446224	58.065324	2,354	1.36%	0.95%	1.40%	11.06%	11.57%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	61	13.856499	15.087867	858	2.33%	0.95%	1.40%	27.39%	27.97%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	291	79.270904	90.184948	23,101	2.00%	0.95%	1.40%	13.49%	14.01%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	155	101.270781	115.216523	15,707	0.20%	0.95%	1.40%	6.16%	6.65%
Janus Henderson VIT Forty Portfolio-Institutional Shares	189	84.786875	98.313314	16,508	0.07%	0.95%	1.50%	16.37%	17.02%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	193	51.302526	58.366795	9,900	0.57%	0.95%	1.40%	19.23%	19.77%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	174	49.967776	56.849313	8,728	1.41%	0.95%	1.40%	27.07%	27.65%
Janus Henderson VIT Research Portfolio-Institutional Shares	178	81.632073	95.578707	14,991	0.00%	0.95%	1.50%	16.61%	17.26%
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	186	27.569853	29.425726	5,188	0.00%	0.95%	1.50%	5.12%	5.70%
LVIP American Century Large Company Value Fund-Standard Class II	55	32.794377	36.102719	1,815	1.46%	0.95%	1.40%	13.79%	14.31%
LVIP American Century Mid Cap Value Fund-Standard Class II	78	48.177533	53.037255	3,761	1.73%	0.95%	1.40%	7.47%	7.96%
LVIP American Century Ultra® Fund-Standard Class II	77	74.281138	83.542037	5,860	0.00%	0.95%	1.50%	11.15%	11.77%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	18	48.508651	52.818844	865	0.44%	0.95%	1.40%	11.00%	11.51%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	43	15.525392	17.091598	669	3.34%	0.95%	1.40%	6.36%	6.85%
PIMCO Total Return Portfolio-Administrative Class	148	16.498159	18.162457	2,461	4.01%	0.95%	1.40%	7.39%	7.88%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	24	15.844439	16.189326	377	3.23%	1.10%	1.40%	15.83%	16.19%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

21

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2024				Periods Ended December 31, 2024
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	78	$80.841853	$91.558148	$6,355	0.99%	0.95%	1.40%	28.57%	29.16%
Invesco V.I. Capital Appreciation Fund-Series I Shares	38	49.858571	55.764346	1,919	0.00%	0.95%	1.50%	32.13%	32.88%
Invesco V.I. Comstock Fund-Series I Shares	142	32.065689	34.605776	4,624	1.70%	0.95%	1.50%	13.44%	14.07%
Invesco V.I. Core Equity Fund-Series I Shares	102	34.845122	37.942332	3,543	0.69%	0.95%	1.40%	23.84%	24.41%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	446	15.778348	16.118116	7,043	0.00%	0.95%	1.40%	22.48%	23.04%
Invesco V.I. Diversified Dividend Fund-Series I Shares	32	28.381899	30.207706	895	1.78%	0.95%	1.40%	11.62%	12.13%
Invesco V.I. Equity and Income Fund-Series I Shares (*)	74	10.658060	10.691362	792	3.52%	0.95%	1.40%	0.00%	0.00%
Invesco V.I. Health Care Fund-Series I Shares	66	33.370403	37.160863	2,213	0.00%	0.95%	1.40%	2.70%	3.17%
Invesco V.I. High Yield Fund-Series I Shares	26	22.536631	24.763664	593	5.49%	0.95%	1.40%	6.21%	6.70%
Invesco V.I. Main Street Fund®-Series I Shares	42	45.038280	49.356000	1,903	0.00%	0.95%	1.40%	21.90%	22.46%
Invesco V.I. Small Cap Equity Fund-Series I Shares	37	38.038648	41.686113	1,409	0.13%	0.95%	1.40%	16.42%	16.96%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	27	17.723799	19.210764	483	1.61%	0.95%	1.40%	8.62%	9.12%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	16	12.878787	12.878787	201	1.93%	1.40%	1.40%	3.81%	3.81%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	68	19.898491	21.567891	1,358	1.44%	0.95%	1.40%	11.08%	11.59%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	31	15.204387	16.479989	470	2.14%	0.95%	1.40%	6.44%	6.93%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	27	27.056151	29.326247	731	0.64%	0.95%	1.40%	10.75%	11.26%
Technology Growth Portfolio-Initial Shares	246	69.172835	77.366148	17,343	0.00%	0.95%	1.50%	23.84%	24.54%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	737	64.770680	75.415018	49,136	1.19%	0.95%	1.50%	22.78%	23.47%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	133	48.989073	53.230826	6,547	0.56%	1.10%	1.40%	23.13%	23.50%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	122	58.478064	66.227171	7,134	0.43%	0.95%	1.40%	11.21%	11.73%
Government Money Market Portfolio	6,471	1.140910	1.269694	7,407	3.52%	0.95%	1.40%	2.91%	3.05%
Growth and Income Portfolio-Initial Shares	63	57.827023	65.490695	3,667	0.55%	0.95%	1.40%	20.99%	21.55%
Opportunistic Small Cap Portfolio-Initial Shares	122	30.553742	35.575856	3,833	0.69%	0.95%	1.50%	3.04%	3.62%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	20	30.024729	32.543319	603	0.39%	0.95%	1.40%	19.37%	19.92%
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	16	27.513783	29.822266	433	1.05%	0.95%	1.40%	16.39%	16.92%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	51	46.322687	52.045113	2,380	1.19%	0.95%	1.40%	9.58%	10.09%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	72	10.877480	11.790322	791	2.38%	0.95%	1.40%	-2.40%	-1.95%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	327	69.845525	79.100988	22,897	2.08%	0.95%	1.40%	13.80%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	173	95.390510	108.033467	16,581	0.75%	0.95%	1.40%	13.98%	14.50%
Janus Henderson VIT Forty Portfolio-Institutional Shares	210	72.858561	84.013163	15,719	0.11%	0.95%	1.50%	26.53%	27.24%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	217	43.029493	48.732285	9,326	0.78%	0.95%	1.40%	21.84%	22.40%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	202	39.322778	44.535163	7,979	1.41%	0.95%	1.40%	4.34%	4.82%
Janus Henderson VIT Research Portfolio-Institutional Shares	208	70.002516	81.507406	14,999	0.03%	0.95%	1.50%	33.27%	34.02%
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	210	26.227623	27.837723	5,571	0.00%	0.95%	1.50%	23.09%	23.78%
LVIP American Century Large Company Value Fund-Standard Class II	62	28.820986	31.584360	1,785	2.52%	0.95%	1.40%	9.16%	9.66%
LVIP American Century Mid Cap Value Fund-Standard Class II	100	44.829228	49.126966	4,488	2.49%	0.95%	1.40%	7.19%	7.69%
LVIP American Century Ultra® Fund-Standard Class II	94	66.829407	74.744122	6,425	0.00%	0.95%	1.50%	26.85%	27.56%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	19	42.922877	47.366980	831	0.00%	0.95%	1.50%	39.69%	40.47%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	49	14.596978	15.996501	717	2.68%	0.95%	1.40%	0.69%	1.16%
PIMCO Total Return Portfolio-Administrative Class	144	15.362728	16.835633	2,244	4.10%	0.95%	1.40%	1.09%	1.55%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	24	13.678591	13.933938	326	1.74%	1.10%	1.40%	9.40%	9.74%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 26, 2024 (commencement of operations) to December 31, 2024.

22

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2023				Periods Ended December 31, 2023
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	85	$62.876636	$70.885349	$5,376	0.60%	0.95%	1.40%	13.99%	14.50%
Invesco V.I. Capital Appreciation Fund-Series I Shares	43	37.733275	41.966585	1,646	0.00%	0.95%	1.50%	33.35%	34.10%
Invesco V.I. Comstock Fund-Series I Shares	166	28.267698	30.336144	4,756	1.72%	0.95%	1.50%	10.68%	11.29%
Invesco V.I. Conservative Balanced Fund-Series I Shares	48	15.596774	17.013934	755	1.84%	0.95%	1.40%	11.03%	11.53%
Invesco V.I. Core Equity Fund-Series I Shares	115	28.138244	30.498994	3,241	0.74%	0.95%	1.40%	21.64%	22.20%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	521	12.882484	13.099593	6,715	0.00%	0.95%	1.40%	11.57%	12.08%
Invesco V.I. Diversified Dividend Fund-Series I Shares	40	25.427804	26.939588	1,011	1.83%	0.95%	1.40%	7.52%	8.01%
Invesco V.I. Health Care Fund-Series I Shares	72	32.493874	36.018962	2,337	0.00%	0.95%	1.40%	1.58%	2.05%
Invesco V.I. High Yield Fund-Series I Shares	32	21.219331	23.209373	692	5.24%	0.95%	1.40%	8.64%	9.13%
Invesco V.I. Main Street Fund®-Series I Shares	48	36.946733	40.303303	1,783	0.81%	0.95%	1.40%	21.50%	22.05%
Invesco V.I. Small Cap Equity Fund-Series I Shares	41	32.672343	35.641194	1,356	0.00%	0.95%	1.40%	14.95%	15.47%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	35	16.317851	17.605828	580	1.97%	0.95%	1.40%	11.25%	11.75%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	22	12.406476	13.385724	271	2.22%	0.95%	1.40%	6.34%	6.82%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	76	17.913447	19.327362	1,387	1.79%	0.95%	1.40%	13.66%	14.18%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	34	14.284291	15.411755	497	2.05%	0.95%	1.40%	9.05%	9.55%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	225	21.307647	22.489093	4,846	0.00%	0.95%	1.50%	18.88%	19.55%
VP Large Company Value Fund-Class I	76	26.402502	28.801443	2,024	2.54%	0.95%	1.40%	2.43%	2.90%
VP Mid Cap Value Fund-Class I	113	41.820841	45.620209	4,754	2.24%	0.95%	1.40%	4.65%	5.13%
VP Ultra® Fund-Class I	103	52.684277	58.593970	5,566	0.00%	0.95%	1.50%	41.36%	42.15%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	29	24.430645	26.359145	715	0.55%	0.95%	1.40%	16.34%	16.87%
Technology Growth Portfolio-Initial Shares	260	55.856836	62.123154	14,825	0.00%	0.95%	1.50%	57.04%	57.91%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	812	52.754605	61.080431	44,024	1.42%	0.95%	1.50%	24.05%	24.74%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	150	39.787520	43.100283	5,957	0.77%	1.10%	1.40%	22.09%	22.46%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	132	52.581585	59.276483	6,964	0.71%	0.95%	1.40%	19.28%	19.82%
Government Money Market Portfolio	3,781	1.108595	1.232672	4,207	4.51%	0.95%	1.40%	2.87%	2.97%
Growth and Income Portfolio-Initial Shares	66	47.792971	53.878926	3,147	0.65%	0.95%	1.40%	24.92%	25.49%
Opportunistic Small Cap Portfolio-Initial Shares	132	29.653660	34.334455	4,024	0.33%	0.95%	1.50%	7.65%	8.25%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	25	25.151850	27.136827	627	0.59%	0.95%	1.40%	18.44%	18.98%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	20	23.639526	25.505580	467	1.28%	0.95%	1.40%	30.78%	31.37%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	60	42.271891	47.276298	2,550	1.15%	0.95%	1.40%	15.13%	15.65%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	95	11.144507	12.024405	1,068	3.55%	0.95%	1.40%	19.07%	19.61%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	374	61.376858	69.191652	22,962	2.06%	0.95%	1.40%	13.80%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	191	83.693739	94.352212	16,023	0.15%	0.95%	1.40%	16.42%	16.95%
Janus Henderson VIT Forty Portfolio-Institutional Shares	235	57.583774	66.028154	13,900	0.19%	0.95%	1.50%	37.87%	38.64%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	240	35.316864	39.814290	8,481	0.92%	0.95%	1.40%	25.01%	25.58%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	218	37.686317	42.486205	8,225	1.51%	0.95%	1.40%	9.33%	9.82%
Janus Henderson VIT Research Portfolio-Institutional Shares	240	52.528284	60.819006	12,945	0.15%	0.95%	1.50%	41.03%	41.82%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio-Class I	26	30.727728	33.719479	821	0.00%	0.95%	1.50%	42.18%	42.98%
U.S. Real Estate Portfolio-Class I	76	48.334703	54.490780	3,706	2.17%	0.95%	1.40%	12.92%	13.43%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	56	14.496496	15.813585	818	3.25%	0.95%	1.40%	2.22%	2.69%
PIMCO Total Return Portfolio-Administrative Class	163	15.197169	16.577876	2,495	3.61%	0.95%	1.40%	4.46%	4.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	28	12.502821	12.697239	357	1.34%	1.10%	1.40%	14.81%	15.16%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

23

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Periods Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	97	$55.161888	$61.906202	$5,379	0.70%	0.95%	1.40%	-3.97%	-3.54%
Invesco V.I. Capital Appreciation Fund-Series I Shares	51	28.295676	31.296096	1,465	0.00%	0.95%	1.50%	-31.82%	-31.44%
Invesco V.I. Comstock Fund-Series I Shares	187	25.540569	27.257697	4,852	1.63%	0.95%	1.50%	-0.39%	0.17%
Invesco V.I. Conservative Balanced Fund-Series I Shares	53	14.047478	15.254429	754	1.22%	0.95%	1.40%	-18.02%	-17.64%
Invesco V.I. Core Equity Fund-Series I Shares	131	23.131993	24.959187	3,021	0.86%	0.95%	1.40%	-21.66%	-21.30%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	570	11.546339	11.687760	6,584	0.00%	0.95%	1.40%	-31.95%	-31.64%
Invesco V.I. Diversified Dividend Fund-Series I Shares	49	23.648650	24.941126	1,149	1.83%	0.95%	1.40%	-3.05%	-2.61%
Invesco V.I. Health Care Fund-Series I Shares	86	31.987472	35.296933	2,741	0.00%	0.95%	1.40%	-14.53%	-14.14%
Invesco V.I. High Yield Fund-Series I Shares	34	19.532085	21.267076	659	3.83%	0.95%	1.40%	-10.82%	-10.41%
Invesco V.I. Main Street Fund®-Series I Shares	55	30.409629	33.022086	1,690	1.35%	0.95%	1.40%	-21.25%	-20.89%
Invesco V.I. Small Cap Equity Fund-Series I Shares	55	28.423582	30.865885	1,573	0.00%	0.95%	1.40%	-21.62%	-21.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	36	14.668183	15.754246	535	1.73%	0.95%	1.40%	-14.10%	-13.71%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	23	11.667122	12.530946	267	1.34%	0.95%	1.40%	-13.05%	-12.65%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	79	15.760706	16.927666	1,265	1.36%	0.95%	1.40%	-14.46%	-14.07%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	37	13.098784	14.068626	491	1.67%	0.95%	1.40%	-13.76%	-13.37%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	277	17.922925	18.812024	5,014	0.00%	0.95%	1.50%	-29.19%	-28.79%
VP Large Company Value Fund-Class I	85	25.775307	27.989824	2,201	2.02%	0.95%	1.40%	-1.65%	-1.21%
VP Mid Cap Value Fund-Class I	130	39.961798	43.394699	5,229	2.19%	0.95%	1.40%	-2.57%	-2.13%
VP Ultra® Fund-Class I	120	37.268293	41.219507	4,582	0.00%	0.95%	1.50%	-33.39%	-33.02%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	32	20.999399	22.554400	683	0.43%	0.95%	1.40%	-15.48%	-15.10%
Technology Growth Portfolio-Initial Shares	292	35.568841	39.340455	10,583	0.00%	0.95%	1.50%	-47.19%	-46.90%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	920	42.528319	48.967711	40,175	1.27%	0.95%	1.50%	-19.54%	-19.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	184	32.587961	36.571412	5,993	0.51%	0.95%	1.40%	-23.95%	-23.60%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	144	44.082205	49.469834	6,366	0.61%	0.95%	1.40%	-19.21%	-18.84%
Government Money Market Portfolio	1,555	1.077713	1.197106	1,684	1.15%	0.95%	1.40%	-0.15%	0.26%
Growth and Income Portfolio-Initial Shares	76	38.259607	42.936272	2,920	0.72%	0.95%	1.40%	-16.01%	-15.63%
Opportunistic Small Cap Portfolio-Initial Shares	147	27.547032	31.718663	4,155	0.00%	0.95%	1.50%	-17.87%	-17.41%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	33	21.235450	22.807575	715	0.64%	0.95%	1.40%	-20.20%	-19.84%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	23	18.076030	19.414610	421	1.10%	0.95%	1.40%	-21.25%	-20.89%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	71	36.717468	40.878226	2,601	0.87%	0.95%	1.40%	-21.75%	-21.39%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	135	9.359527	10.052747	1,272	3.09%	0.95%	1.40%	-8.90%	-8.48%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	457	53.932573	60.524087	24,651	1.14%	0.95%	1.40%	-17.57%	-17.19%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	216	71.887489	80.675308	15,579	0.19%	0.95%	1.40%	-17.12%	-16.74%
Janus Henderson VIT Forty Portfolio-Institutional Shares	263	41.766629	47.626588	11,280	0.16%	0.95%	1.50%	-34.55%	-34.18%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	273	28.251596	31.705077	7,716	0.96%	0.95%	1.40%	-20.54%	-20.18%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	249	34.471528	38.685845	8,599	1.61%	0.95%	1.40%	-9.88%	-9.47%
Janus Henderson VIT Research Portfolio-Institutional Shares	265	37.245869	42.886020	10,133	0.14%	0.95%	1.50%	-30.94%	-30.56%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	106	18.793689	21.090930	2,007	3.94%	0.95%	1.40%	-15.53%	-15.14%
Discovery Portfolio-Class I	31	21.611129	23.584158	672	0.00%	0.95%	1.50%	-63.52%	-63.32%
U.S. Real Estate Portfolio-Class I	89	42.805228	48.038442	3,800	1.16%	0.95%	1.40%	-28.07%	-27.75%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	60	14.181160	15.399470	862	6.74%	0.95%	1.40%	-13.14%	-12.75%
PIMCO Total Return Portfolio-Administrative Class	193	14.548337	15.798160	2,830	2.67%	0.95%	1.40%	-15.51%	-15.12%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	28	15.527423	15.527423	435	0.78%	1.40%	1.40%	-13.89%	-13.89%
Timothy Plan Strategic Growth Portfolio Variable Series	29	15.990763	15.990763	460	0.93%	1.40%	1.40%	-14.17%	-14.17%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	29	10.889807	11.025674	313	3.16%	1.10%	1.40%	-18.97%	-18.73%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Periods Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	109	$57.444554	$64.175442	$6,289	0.45%	0.95%	1.40%	26.16%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	54	41.501754	45.647719	2,280	0.00%	0.95%	1.50%	20.73%	21.41%
Invesco V.I. Comstock Fund-Series I Shares	208	25.640535	27.212717	5,390	1.81%	0.95%	1.50%	31.36%	32.09%
Invesco V.I. Conservative Balanced Fund-Series I Shares	62	17.134632	18.522377	1,072	1.51%	0.95%	1.40%	9.08%	9.58%
Invesco V.I. Core Equity Fund-Series I Shares	146	29.526635	31.714325	4,302	0.65%	0.95%	1.40%	25.95%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	635	16.966960	17.096742	10,773	0.00%	0.95%	1.40%	17.43%	17.97%
Invesco V.I. Diversified Dividend Fund-Series I Shares	51	24.393330	25.609842	1,253	2.09%	0.95%	1.40%	17.23%	17.77%
Invesco V.I. Health Care Fund-Series I Shares	90	37.424317	41.108827	3,352	0.21%	0.95%	1.40%	10.73%	11.23%
Invesco V.I. High Yield Fund-Series I Shares	44	21.901477	23.738766	967	4.68%	0.95%	1.40%	2.92%	3.39%
Invesco V.I. Main Street Fund®-Series I Shares	59	38.615183	41.742237	2,307	0.69%	0.95%	1.40%	25.78%	26.36%
Invesco V.I. Small Cap Equity Fund-Series I Shares	63	36.262982	39.200102	2,283	0.18%	0.95%	1.40%	18.72%	19.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	49	17.076305	18.257430	834	1.28%	0.95%	1.40%	9.24%	9.74%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	25	13.418391	14.346478	338	1.34%	0.95%	1.40%	0.85%	1.31%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	97	18.425977	19.700463	1,811	1.07%	0.95%	1.40%	13.28%	13.79%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	38	15.189111	16.239689	576	1.38%	0.95%	1.40%	4.98%	5.46%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	306	25.310689	26.418750	7,807	0.00%	0.95%	1.50%	9.49%	10.10%
VP Large Company Value Fund-Class I	97	26.208755	28.331466	2,561	1.49%	0.95%	1.40%	20.01%	20.56%
VP Mid Cap Value Fund-Class I	150	41.017196	44.338759	6,164	1.18%	0.95%	1.40%	21.48%	22.03%
VP Ultra® Fund-Class I	130	55.948770	61.536995	7,417	0.00%	0.95%	1.50%	21.31%	21.99%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	37	24.845993	26.564708	937	0.47%	0.95%	1.40%	23.80%	24.37%
Technology Growth Portfolio-Initial Shares	318	67.354634	74.082592	21,792	0.00%	0.95%	1.50%	11.23%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	990	52.857336	60.523089	53,697	1.14%	0.95%	1.50%	26.49%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	204	42.851082	47.870744	8,771	0.77%	0.95%	1.40%	25.22%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	173	54.564241	60.955032	9,384	0.44%	0.95%	1.40%	25.35%	25.92%
Government Money Market Portfolio	1,854	1.079301	1.194023	2,010	0.01%	0.95%	1.40%	-1.29%	-0.78%
Growth and Income Portfolio-Initial Shares	88	45.551606	50.887610	4,001	0.48%	0.95%	1.40%	23.87%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	158	33.540192	38.405179	5,433	0.12%	0.95%	1.50%	14.72%	15.36%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	37	26.611253	28.451641	999	0.36%	0.95%	1.40%	19.70%	20.24%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	28	22.952926	24.540758	646	0.55%	0.95%	1.40%	16.20%	16.73%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	84	46.920950	52.000745	3,924	0.87%	0.95%	1.40%	12.90%	13.42%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	164	10.273677	10.984520	1,691	2.00%	0.95%	1.40%	2.70%	3.17%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	517	65.428890	73.092239	33,788	0.90%	0.95%	1.40%	15.56%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	234	86.732490	96.893191	20,353	0.32%	0.95%	1.40%	15.20%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	295	63.813174	72.362244	19,303	0.00%	0.95%	1.50%	21.05%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	298	35.553685	39.718606	10,610	0.52%	0.95%	1.40%	16.44%	16.97%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	284	38.251898	42.733453	10,862	1.16%	0.95%	1.40%	11.99%	12.51%
Janus Henderson VIT Research Portfolio-Institutional Shares	285	53.933650	61.756115	15,758	0.10%	0.95%	1.50%	18.53%	19.19%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	130	22.248521	24.854754	2,906	3.97%	0.95%	1.40%	-1.72%	-1.27%
Discovery Portfolio-Class I	33	59.240604	64.288999	2,005	0.00%	0.95%	1.50%	-12.40%	-11.91%
U.S. Real Estate Portfolio-Class I	95	59.513452	66.485819	5,679	2.05%	0.95%	1.40%	37.85%	38.47%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	79	16.326741	17.648937	1,292	4.88%	0.95%	1.40%	4.13%	4.61%
PIMCO Total Return Portfolio-Administrative Class	219	17.218209	18.612541	3,803	1.78%	0.95%	1.40%	-2.65%	-2.20%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	31	17.677399	18.032924	558	0.72%	1.40%	1.50%	6.31%	6.42%
Timothy Plan Strategic Growth Portfolio Variable Series	34	18.263939	18.631120	625	0.74%	1.40%	1.50%	10.83%	10.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	32	13.439982	13.566417	436	1.12%	1.10%	1.40%	10.28%	10.61%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

25

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Statutory-Basis Financial Statements

As of December 31, 2025 and 2024 and for each of the three years ended December 31, 2025, 2024 and 2023

with Report of Independent Auditors

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Statutory-Basis Financial Statements

As of December 31, 2025 and 2024 and for each of the three years ended

December 31, 2025, 2024 and 2023

KPMG LLP Suite 3400 312 Walnut Street Cincinnati, OH 45202

Independent Auditors’ Report

The Board of Directors

Annuity Investors Life Insurance Company:

Opinions

We have audited the financial statements of Annuity Investors Life Insurance Company (the Company), which comprise the balance sheets statutory-basis as of December 31, 2025 and 2024, and the related statements of operations statutory-basis, statements of changes in capital and surplus statutory-basis, and statements of cash flow statutory-basis for each of the years in the three-year period ended December 31, 2025, and the related notes to the financial statements (collectively, financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the balance sheets statutory basis of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance described in Note B.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note B to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note B and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note B to the financial statements, the Company elects to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

2

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the supplemental schedule of selected statutory-basis financial data, supplemental investment disclosures, and supplemental schedule of life and health reinsurance disclosures is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Ohio Department of Insurance. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Cincinnati, Ohio

April 10, 2026

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

STATUTORY-BASIS

(Dollars in thousands, except share data)

	December 31
	2025	2024
ADMITTED ASSETS
Cash and invested assets:
Bonds	$1,223,175	$1,633,733
Preferred stocks	19,207	4,210
Cash, cash equivalents and short-term investments	361,280	325,496
Policy loans	40,286	42,172
Equity index call options	14,020	15,628
Other invested assets	12,366	7,844

Total cash and invested assets	1,670,334	2,029,083
Investment income due and accrued	13,559	18,583
Net deferred federal income tax asset	2,162	2,908
Current federal income tax receivable	1,154	1,165
Admitted disallowed interest maintenance reserve	11,323	11,278
Other admitted assets	923	1,280

Total general account admitted assets	1,699,455	2,064,297
Separate account assets	546,430	554,327

Total admitted assets	$2,245,885	$2,618,624

LIABILITIES, CAPITAL AND SURPLUS
Liabilities:
Annuity reserves	$1,398,903	$1,544,712
Liability for deposit-type contracts	11,191	11,862
Policy and contract claims	3,884	4,897
Asset valuation reserve	11,755	15,636
Commissions and general expenses due and accrued	3,059	2,800
Taxes, licenses and fees due and accrued	176	271
Transfers from separate accounts due and accrued	(34)	(62)
Payable for securities	1,782	1,496
Collateral	2,558	3,363
Equity index call options	10,561	11,482
Other liabilities	3,715	3,341

Total general account liabilities	1,447,550	1,599,798
Separate account liabilities	546,430	554,327

Total liabilities	1,993,980	2,154,125
Capital and surplus:
Common stock - $125 par value; 25,000 shares authorized; 20,000 shares issued and outstanding	2,500	2,500
Gross paid-in and contributed surplus	171,550	171,550
Unassigned funds	66,532	279,171
Aggregate write-in for special surplus funds	11,323	11,278

Total capital and surplus	251,905	464,499

Total liabilities, capital and surplus	$2,245,885	$2,618,624

See accompanying notes to statutory-basis financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

STATUTORY-BASIS

(Dollars in thousands)

	Year Ended December 31
	2025	2024	2023
Premiums and other revenues:
Premiums and annuity considerations	$38,714	$45,873	$65,103
Net investment income	87,840	100,954	102,481
Amortization of interest maintenance reserve	(1,785)	(1,480)	(71)
Contract charges - separate accounts	7,327	7,493	6,866
Charges and fees for deposit-type contracts	287	170	374
Other income	2,655	2,807	2,842

Total premiums and other revenues	135,038	155,817	177,595

Benefits and expenses:
Policyholders’ benefits	304,674	353,961	447,778
Change in policy and contract reserves	(145,809)	(207,299)	(275,090)
Change in policy and contract claim reserves	(1,013)	730	(2,702)
Commission expenses	4,771	5,733	6,243
General insurance expenses	6,983	7,583	6,706
Insurance taxes, licenses and fees	625	1,484	612
Net transfers from separate accounts	(78,221)	(53,919)	(62,026)

Total benefits and expenses	92,010	108,273	121,521

Income from operations before federal income taxes and net realized capital (losses) gains	43,028	47,544	56,074
Federal income tax expense	(8,660)	(10,260)	(11,846)

Income from operations before net realized capital (losses) gains	34,368	37,284	44,228
Net realized capital (losses) gains:
Net realized capital losses before related federal income taxes and transfers to interest maintenance reserve	(3,455)	(2,998)	(23,088)
Federal income tax benefit on net realized capital losses	602	2,255	2,445
Interest maintenance reserve transfers, net of tax	1,831	1,361	16,334

Net realized capital (losses) gains	(1,022)	618	(4,309)

Net income	$33,346	$37,902	$39,919

See accompanying notes to statutory-basis financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

STATUTORY-BASIS

(Dollars in thousands)

	Year Ended December 31
	2025	2024	2023
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Gross paid-in and contributed surplus:
Balance at beginning and end of year	$171,550	$171,550	$171,550

Unassigned funds:
Balance at beginning of year	$279,171	$242,061	$210,110
Net income	33,346	37,902	39,919
Change in net unrealized capital gains, net of deferred taxes	697	38	375
Change in net deferred tax asset	(534)	(1,759)	2,557
Change in nonadmitted assets	4	428	559
Change in admitted disallowed interest maintenance reserve	(45)	118	(11,396)
Change in asset valuation reserve	3,881	2,341	(63)
Dividend to parent	(250,000)	—	—
Correction of error, net of tax	12	(1,958)	—

Balance at end of year	$66,532	$279,171	$242,061

Special surplus funds:
Balance at end of prior year	$11,278	$11,396	$—
Change in admitted disallowed interest maintenance reserve	45	(118)	11,396

Balance at end of year	$11,323	$11,278	$11,396

Total capital and surplus	$251,905	$464,499	$427,507

See accompanying notes to statutory-basis financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOW

STATUTORY-BASIS

(Dollars in thousands)

	Year Ended December 31
	2025	2024	2023
Operations:
Premiums and annuity considerations	$38,714	$45,873	$65,103
Net investment income	100,645	113,658	112,328
Benefits paid	(301,044)	(351,514)	(444,028)
Commissions, expenses and other deductions	(12,423)	(15,222)	(13,623)
Net transfers from separate accounts	70,922	46,413	55,111
Contract charges - separate accounts	7,327	7,493	6,866
Federal income taxes paid	(8,048)	(10,369)	(8,954)
Other	10,072	10,316	9,774

Net cash used in operations	(93,835)	(153,352)	(217,423)

Investing activities:
Sales, maturities or repayments of investments, net:
Bonds	532,793	367,358	452,927
Other invested assets	3,919	1	9,461
Net gains on cash, cash equivalents and short-term investments	5	—	—
Purchases of investments:
Bonds	(148,268)	(4,791)	(149,078)
Other invested assets	—	(1)	—
Miscellaneous applications	(7,082)	(8,485)	(10,191)
Net decrease in policy loans	1,886	1,461	1,403

Net cash provided by investing activities	383,253	355,543	304,522

Financing and miscellaneous activities:
Net withdrawals on deposit-type contracts	(4,014)	(4,951)	(5,203)
Dividends to parent	(250,000)	—	—
Other	380	(2,555)	3,591

Net cash used in financing and miscellaneous activities	(253,634)	(7,506)	(1,612)

Net increase in cash, cash equivalents and short-term investments	35,784	194,685	85,487
Cash, cash equivalents and short-term investments at beginning of year	325,496	130,811	45,324

Cash, cash equivalents and short-term investments at end of year	$361,280	$325,496	$130,811

Cash flow information for non-cash transactions:
Bond Project Sch D to Sch BA	$8,242	$—	$—
Bonds moved to preferred stock	13,959	—	—
Bond conversions and refinancing	4,252	4,093	—
Bonds transferred to other invested assets	—	—	350

See accompanying notes to statutory-basis financial statements.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

A. ORGANIZATION AND NATURE OF OPERATIONS

Annuity Investors Life Insurance Company (“AILIC” or “the Company”), a stock life insurance company domiciled in the State of Ohio, is a wholly-owned subsidiary of MassMutual Ascend Life Insurance Company (“MMALIC”). As of May 28, 2021, MMALIC is a wholly-owned subsidiary of Glidepath Holdings, Inc. (“Glidepath”), a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, MMALIC, previously known as Great American Life Insurance Company, was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. AILIC markets individual and group fixed, individual fixed-indexed, and individual and group variable annuities nationwide primarily to the savings and retirement markets. The Company is licensed in forty-eight states and the District of Columbia.

B. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners (“NAIC”) and the Ohio Department of Insurance, which vary in some respects from U.S. generally accepted accounting principles (“GAAP”). Although the differences to GAAP have not been quantified, they are presumed to be material. The more significant of the differences using these statutory policies versus GAAP are as follows:

(a)	annuity receipts are accounted for as revenues versus liabilities for GAAP,

(b)	costs incurred in the acquisition of new business such as commissions, underwriting and policy issuance costs, are expensed at the time incurred versus being capitalized for GAAP,

(c)

reserves established for future policy benefits are calculated using more conservative assumptions for mortality and interest rates than would be used under GAAP. Beginning on January 1, 2022, certain indexed annuity reserves are calculated in accordance with a prescribed practice under the Ohio Administrative Code discussed elsewhere in this footnote,

(d)

for statutory reporting, an Interest Maintenance Reserve (“IMR”) is provided, whereby portions of certain realized gains and losses from fixed income investments are deferred and amortized into investment income as prescribed by the NAIC,

(e)

investments in bonds considered “available for sale” (as defined by GAAP) are generally recorded at amortized cost versus fair value for GAAP, except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value,

(f)

investments in non-affiliated common stocks are carried at fair value. Redeemable preferred stocks rated RP1 through RP3 are stated at book value. All other redeemable preferred stocks are stated at the lower of book value or fair value. Perpetual preferred stocks are stated at fair value, not to exceed any effective call price. GAAP requires that equity securities are carried at fair value with holding gains and losses reported in realized gains,

(g)	for statutory reporting, surplus notes are carried at book value. Under GAAP, surplus notes are considered investment in bonds “available for sale” recorded at fair value,

(h)

for statutory reporting, an Asset Valuation Reserve (“AVR”) is provided under a formula prescribed by the NAIC as a valuation allowance for invested assets, which reclassifies a portion of surplus to liabilities,

(i)

the cost of certain assets designated as “nonadmitted assets” (principally advance commissions paid to agents, certain investment income due and accrued, deferred tax assets (“DTA”) in excess of statutory limitations) is charged against surplus,

(j)	prior to January 1, 2022, the mark to market on equity index call options was included as an unrealized gain/(loss) in unassigned funds versus income for GAAP,

(k)	the fixed-indexed annuity options are carried at amortized cost versus fair value for GAAP. Prior to January 1, 2022, fixed-indexed annuity options were carried at fair value,

(l)	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability,

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(m)

in accordance with Statement of Statutory Accounting Principle (“SSAP”) No. 101, Income Taxes, DTAs are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service (“IRS”) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net DTAs, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross DTAs that can be offset against existing gross deferred tax liabilities (“DTL”). The remaining DTAs are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, a DTA is recorded for the amount of gross DTAs expected to be realized in future years, and a valuation allowance is established for DTAs not realizable,

(n)

for statutory reporting, cash, cash equivalents, and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents include cash balances and investments with initial maturities of three months or less, and negative cash balances are reported as negative assets,

(o)	changes in deferred taxes are recognized in operations under GAAP versus a change in surplus for statutory reporting,

(p)	statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the Ohio Department of Insurance,

(q)	statutory statements of cash flows are presented on the basis prescribed by the NAIC, and

(r)	statutory financial statements do not include accumulated other comprehensive income.

INTEREST RATE RISK

Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity contracts and life insurance products with account values. Significant changes in interest rates may affect:

•	the unrealized gains and losses in the investment portfolio;

•	the book yield of the investment portfolio; and

•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.

CREDIT RISK

Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries.

PRESCRIBED OR PERMITTED PRACTICES

The Ohio Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Ohio Insurance Law. The NAIC’s Accounting Practices and Procedures Manual, (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Ohio. The Company has no prescribed or permitted practices that would result in differences between NAIC SAP and the State of Ohio with the exception of Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (OAC 3901-1-67).

Effective January 1, 2022, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging fixed-indexed products and fixed-indexed reserve liabilities. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income. Additionally, the cash surrender value reserves for fixed-indexed products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term through change in policy and contract reserves.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed practice is shown below:

				Year Ended December 31
Net Income (in thousands )	SSAP #	F/S Page	State of Domicile	2025	2024	2023
(1) State basis	XXX	XXX	XXX	$33,346	$37,902	$39,919
(2) State prescribed practices that increase/(decrease) NAIC SAP OAC 3901-1-67:	XXX	XXX	XXX
Derivative instruments	86	4	OH	752	557	36
Reserves for fixed indexed annuities	51	4	OH	(288)	(628)	2,473
(3) State permitted practices that increase/(decrease) NAIC SAP	XXX	XXX	XXX	—	—	—

(4) NAIC SAP (1-2-3=4)	XXX	XXX	XXX	$32,882	$37,973	$37,410

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed practice is shown below:

				Year Ended December 31
Surplus (in thousands)	SSAP #	F/S Page	State of Domicile	2025	2024	2023
(5) Statutory surplus state basis	XXX	XXX	XXX	$251,905	$464,499	$427,507
(6) State prescribed practices that increase/(decrease) NAIC SAP OAC 3901-1-67:
Derivative instruments	86	2, 4	OH	(6,118)	(7,162)	(8,924)
Reserves for fixed indexed annuities	51	3, 4	OH	1,858	2,146	2,774
Tax impact	101	2, 4	OH	1,462	1,620	1,858
(7) State permitted practices that increase/(decrease) NAIC SAP	XXX	XXX	XXX	—	—	—

(8) NAIC SAP (5-6-7=8)	XXX	XXX	XXX	$254,703	$467,895	$431,799

Preparation of the statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

INVESTMENTS

Investments are generally stated as follows:

a)

bonds with a NAIC rating 1 through 5 are stated at amortized cost using the interest method; all others are stated at the lower of amortized cost or fair value. For residential mortgage-backed securities (“MBS”), commercial MBS and loan-backed and structured securities (“LBASS”), the NAIC has retained a third-party investment management firm to assist in the determination of the appropriate NAIC designations and Book Adjusted Carrying Values based on not only the probability of loss, but also the severity of loss. Those residential MBS, commercial MBS and LBASS securities that are not modeled but receive a current year NAIC Credit Rating Provider rating equal to NAIC 1 and 2 are stated at amortized cost and NAIC 3-6 are stated at lower of amortized cost or fair value. Dealer modeled prepayment assumptions are used for mortgage-backed and asset-backed securities at the date of purchase to determine effective yields; significant changes in estimated cash flows from the original purchase assumptions are accounted for on a prospective basis,

b)	short-term investments are carried at cost,

c)

redeemable preferred stocks rated RP1 through RP3 are stated at book value. All other redeemable preferred stocks are stated at the lower of book value or fair value. Perpetual preferred stocks are stated at fair value, not to exceed any effective call price,

d)	common stocks are carried at fair value,

e)	fixed-indexed annuity options are carried at amortized cost. Prior to January 1, 2022, fixed-indexed annuity options were carried at fair value,

f)	other invested assets, consisting of surplus notes, are stated at the lower of amortized cost or fair value,

g)	policy loans are stated at the aggregate unpaid balance.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

If it is determined that a decline in fair value of a specific investment is other-than-temporary, an impairment is recognized as a realized capital loss. Investments that are in an unrealized loss position that the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value. Loan-backed and structured securities (included in bonds) that are in an unrealized loss position that the Company has the intent and ability to hold until recovery, are written down only to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. All other bonds that are in an unrealized loss position that the Company has the intent and ability to hold until recovery are written down to fair value if declines are credit-related and not written down for interest-related declines. When a decline in the value of a specific investment is considered to be other-than-temporary, a provision for impairment is charged to earnings (included in net realized capital losses) and the cost basis of that investment is reduced by the amount of the charge.

The Company’s equity index call options are derivative instruments. The Company’s derivative instruments do not meet the criteria for hedge accounting and are accounted for at amortized cost. Subsequent to the adoption of OAC 3901-1-67 on January 1, 2022, options related to fixed-indexed annuities are recorded at amortized cost with amortization and expirations recorded in net investment income.

Counterparties to financial instruments expose the Company to credit-related losses in the event of nonperformance, but the Company does not expect any counterparties to fail to meet their obligations and expects any nonperformance to not have a material impact on the Company’s financial statements.

Investments having maturities of three months or less when purchased are considered to be cash equivalents for purposes of the statutory-basis financial statements. The carrying values of cash and short-term investments approximate their fair values.

Gains or losses on sales of securities are recognized at the time of disposition with the amount of gain or loss determined on the specific identification basis.

The IMR applies to interest-related realized capital gains and losses (net of tax) and is intended to defer realized gains and losses resulting from changes in the general level of interest rates. Gains and losses deferred from realized capital gains and losses are reported in interest maintenance reserve transfers, net of tax on the Statement of Operations. The IMR is amortized into investment income over the approximate remaining life of the investments sold.

The AVR provides for possible credit-related losses on securities and is calculated according to a specified formula as prescribed by the NAIC for the purpose of stabilizing surplus against fluctuations in the fair value of investment securities. Changes in the required reserve balances are made by direct credits or charges to surplus.

PREMIUMS

Annuity premiums and considerations are recognized as revenue when received.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying statutory-basis balance sheet represent funds that are separately administered for annuity contracts, and for which the contract holder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder account values are included in Contract charges – separate accounts in the Statement of Operations.

POLICY BENEFIT RESERVES

Annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuity policy and deposit fund reserves are based on principles underlying the Commissioners Annuity Reserve Valuation Method. Valuation interest rates range from 2.00% to 7.00%. Valuation mortality rates are from the 1983 Individual Annuity Mortality table, 1994 Minimum Guaranteed Death Benefit Mortality table, the Annuity 2000 mortality table and the 2012 Individual Annuity Reserving mortality table. Reserves for fixed-indexed annuities are calculated using the market value reserve method as defined in NAIC Actuarial Guideline 35, adjusted in accordance with OAC 3901-1-67. Prior to 2022, reserves for fixed-indexed annuities were calculated using the market value reserve method as defined in NAIC Actuarial Guideline 35.

Tabular interest, tabular less actual reserves released and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. The total reserve for variable annuities, which includes a provision for the GMDB, is determined according to the provisions of NAIC VM-21.

The liability for unreported claims is based on actual, recent Company experience of unreported annuity claim development. This experience is monitored and the liability is adjusted accordingly each quarter.

The Company is required to perform an annual asset adequacy test of reserves, to determine if they are adequate under moderately adverse conditions. The Appointed Actuary oversees the analysis and determines if and how much additional reserves are required. As of December 31, 2025 and 2024 additional reserves were not required.

FEDERAL INCOME TAXES

Beginning in June of 2021, MMALIC and its subsidiaries entered into a separate intercompany tax allocation agreement (the Tax Agreement). The Tax Agreement sets forth the manner in which the total combined federal income is allocated among the subsidiaries. The Tax Agreement provides MMALIC with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Tax Agreement provides MMALIC with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed.

ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2025, the NAIC adopted revisions to INT 23-01T, Disallowed IMR (“INT 23-01T”). which extended the effective date of the INT to December 31, 2026 and added additional disclosure requirements and clarifications to the guidance in the INT.

INT 23-01T provided optional, limited-term guidance for the assessment of disallowed IMR for up to 10% of adjusted general account capital and surplus. An insurer’s capital and surplus must first be adjusted to exclude certain “soft assets” including net positive goodwill, electronic data processing equipment and operating system software, net deferred tax assets and admitted disallowed IMR. An insurer will only be able to admit the negative IMR if the insurer’s risk-based capital is over 300% authorized control level after adjusting to remove the assets described above.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Negative IMR may be admitted first in the insurer’s general account and then, if all disallowed IMR in the general account is admitted and the percentage limit is not reached, to the separate account proportionately between insulated and noninsulated accounts. If the insurer can demonstrate historical practice in which acquired gains from derivatives were also reversed to IMR (as liabilities) and amortized, there is no exclusion for derivatives losses. INT 23-01T was adopted by the Company as of September 30, 2023. To the extent the Company’s IMR balance is a net negative, the effects of INT 23-01T will be reflected in the Company’s Balance Sheets, Statements of Operations, and financial statement disclosures. The Company has adopted this guidance and the adoption resulted in an admitted disallowed IMR of $11.3 million at December 31, 2025 and 2024.

Effective January 1, 2024, the NAIC adopted revisions to avoid allocating realized gains or losses from bond sales to the IMR when sold before a rating downgrade. Revisions were also made to avoid allocating realized gains or losses from mortgage loan sales when there is a credit loss allowance, where payments are not 90 days past due. Revisions were also made to update guidance on changes in credit ratings used to allocate credit or interest rate related gains or losses, requiring identification of realized losses from acute credit events to be allocated to AVR. The modifications did not have a material effect on the Company’s financial statements.

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26, Bonds, SSAP No. 43, Asset-Backed Securities, and other related SSAPs, effective January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, the Bond Project.

The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an “issuer credit obligation” or an “asset-backed security.”

An “issuer credit obligation” is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an “asset-backed security” is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company has adopted this guidance, resulting in $8.2 million for all securities reclassed off Schedule D-1, which includes $1.9 million that resulted with a change in measurement basis. The adoption resulted in a decrease in unrealized capital gains on the Statements of Changes in Capital and Surplus of $52 thousand for the Company on January 1, 2025. Modifications of disclosures by asset categories are prospectively applied to Note D. Investments.

In March 2024, the NAIC adopted revisions to SSAP No. 21, Other Admitted Assets, effective January 1, 2025, clarifying that residuals follow the effective yield approach with a cap and providing an election for the cost recovery method. The Company elected the effective yield method using the allowable earned yield, capped by the amount of cash distributions received. The modifications did not have a material effect on the Company’s financial statements.

In March 2024, the NAIC adopted revisions to expand and amend guidance within SSAP No. 93, Investments in Tax Credit Structures, to include all tax credit investments regardless of structure and type of state or federal tax credit program. Additionally, the NAIC revised SSAP No. 94, State and Federal Tax Credits, to expand and amend guidance to include both purchased state and federal tax credits. Lastly, consistency revisions were adopted to SSAP No. 34 and SSAP No. 48 resulting from changes in SSAP No. 93 and SSAP No. 94. In November 2024, the NAIC adopted additional revisions to clarify guidance on tax credit investments. This guidance was effective January 1, 2025. The adopted revisions did not have a material impact to the Company’s financial statements.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Effective January 1, 2025, revisions were made to short-term investments, which include excluding additional investment types from being reported as cash equivalents or short-term investments regardless of maturity date of the investment at the date of acquisition. Investments will be eliminated from being reported as cash equivalents or short-term investments unless they would qualify under SSAP No. 26, Bonds as an issuer credit obligation. Such investments will then only qualify as a cash equivalent or short-term investment if they have a maturity date within 3-months (cash equivalents) or 12-months (short-term) from the date of acquisition or meet the specifics requirements for money market mutual funds or cash pooling arrangement. The modifications did not have a material effect on the Company’s financial statements.

SUBSEQUENT EVENTS

Management has evaluated all events occurring after December 31, 2025 through the date the financial statements were available to be issued, and determined there were no subsequent events that required either recognition or disclosure in the financial statements.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of cash, cash equivalents, short-term investments, equity index call options and publicly traded equity securities for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include fixed maturities, separate account assets and liabilities, and equity index call options. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair value of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

Management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, the investment manager considers widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, management communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities. See “Note D - Investments” for fair value of investment securities.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Financial assets and liabilities measured at fair value on a recurring basis categorized into the three-level fair value hierarchy at December 31, 2025 are summarized below (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets:
Bonds:
Issuer credit obligations	$—	$—	$—	$—
Asset-backed securities	—	313	—	313

Total bonds	—	313	—	313

Non-affiliated preferred stocks	$2,166	$—	$—	$2,166
Non-affiliated common stocks	—	—	—	—
Separate account assets	—	546,430	—	546,430

Total assets accounted for at fair value	$2,166	$546,743	$—	$548,909

Liabilities:
Separate account liabilities	—	546,430	—	546,430

Total liabilities accounted for at fair value	$—	$546,430	$—	$546,430

Financial assets and liabilities measured at fair value on a recurring basis categorized into the three-level fair value hierarchy at December 31, 2024 are summarized below (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets:
Bonds:
Industrial and miscellaneous	$—	$—	$—	$—

Total bonds	$—	$—	$—	$—

Non-affiliated preferred stock	$2,210	$—	$—	$2,210
Separate account assets	—	554,327	—	554,327

Total assets accounted for at fair value	$2,210	$554,327	$—	$556,537

Liabilities:
Separate account liabilities	$—	$554,327	$—	$554,327

Total liabilities accounted for at fair value	$—	$554,327	$—	$554,327

The Company did not have any material transfers in or out of Level 3 during the 2025 and 2024 reporting periods.

The Company did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2025 and 2024.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

The following table categorizes all the financial assets and liabilities in the financial statements into the three-level fair value hierarchy at December 31, 2025 (in thousands):

Description	Fair Value	Carrying Value	Level 1	Level 2	Level 3
Financial assets:
Bonds:
Issuer credit obligations	$924,745	$960,701	$—	$921,675	$3,070
Asset-backed securities	242,687	262,474	—	242,687	—

Total bonds	$1,167,432	$1,223,175	$—	$1,164,362	$3,070
Non-affiliated preferred stocks	$18,998	$19,207	$4,245	$12,459	$2,294
Equity index call options*	9,576	14,020	6,236	3,340	—
Separate account assets	546,430	546,430	—	546,430	—
Cash, cash equivalents and short-term investments	361,280	361,280	361,280	—	—
Policy loans	40,286	40,286	—	—	40,286

Total financial assets	$2,144,002	$2,204,398	$371,761	$1,726,591	$45,650

Financial liabilities:
Equity index call options*	—	10,561	—	—	—
Separate account liabilities	546,430	546,430	—	546,430	—

Total financial liabilities	$546,430	$556,991	$—	$546,430	$—

*	Equity index call options are carried at amortized cost per OAC 3901-1-67. Fair Value of options is reported net in the asset section for disclosure.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

The following table categorizes all the financial assets and liabilities in the financial statements into three-level fair value hierarchy at December 31, 2024 (in thousands):

Description	Fair Value	Carrying Value	Level 1	Level 2	Level 3
Financial assets:
Bonds:
U.S. Government and government agencies	$992	$998	$—	$992	$—
All other governments	—	—	—	—	—
States, territories,and possessions	24,809	26,089	—	24,809	—
Political subdivisions of states, territories	16,661	17,393	—	16,661	—
Special revenue	136,502	151,950	—	136,502	—
Industrial & miscellaneous	1,365,713	1,437,303	—	1,360,623	5,090
Parent, subs and affiliates	—	—	—	—	—

Total bonds	$1,544,677	$1,633,733	$—	$1,539,587	$5,090
Non-affiliated preferred stocks	$4,296	$4,210	$4,296	$—	$—
Equity index call options*	11,307	15,628	6,534	4,773	—
Separate account assets	554,327	554,327	—	554,327	—
Cash, cash equivalents and short-term investments	325,496	325,496	325,496	—	—
Policy loans	42,172	42,172	—	—	42,172

Total financial assets	$2,482,275	$2,575,566	$336,326	$2,098,687	$47,262

Financial liabilities:
Equity index call options*	—	11,482	—	—	—
Separate account liabilities	554,327	554,327	—	554,327	—

Total financial liabilities	$554,327	$565,809	$—	$554,327	$—

*	Equity index call options are carried at amortized cost per OAC 3901-1-67. Fair Value of options is reported net in the asset section for disclosure.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair values of financial instruments:

Separate Accounts: Separate Account Assets are stated at the net asset values of their respective portfolios.

Bonds: Fair value for investments in publicly traded bonds are obtained from nationally recognized pricing services. Fair values for privately placed investment grade bonds are obtained from broker quotes or determined internally by security analysts of the Company’s affiliated investment portfolio manager.

Equity index call options: The fair values for AILIC’s equity index call options are based on settlement values, quoted market prices of comparable instruments, fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and counterparties’ credit standing (guarantees, loan commitments), or, if there are no relevant comparables, on pricing models or formulas using current assumptions.

Policy Loans: The Company states policy loans at the aggregate unpaid balance, which approximates fair value.

Non-affiliated preferred and common stock: Fair values of equity securities are generally based on closing prices obtained from the exchanges on which the securities are traded. For the remainder of these securities, fair values are determined by management’s internal investment professionals using data from nationally recognized pricing services as well as non-binding broker quotes.

Cash, cash equivalents and short-term investments: Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less. Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months. The carrying value reported in the Statutory Balance Sheet for cash, cash equivalents and short-term investment instruments approximates the fair value.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS

Bonds at December 31 consisted of the following (in thousands):

	2025
	Carrying	Fair	Gross Unrealized
	Value	Value	Gains	Losses
Issuer credit obligations:
U.S. government obligation	$1,843	$1,858	$17	$2
Municipal bonds - General Obligations	37,843	36,785	30	1,088
Municipal bonds - Special Revenue	103,917	98,846	159	5,230
Project finance bonds issued by operating entities	2,874	2,921	54	7
Corporate bonds	702,667	674,321	3,659	32,005
Single entity backed bonds obligation	30,832	30,294	173	711
SVO - identified bond funds	80,725	79,720	680	1,685

Total issuer credit obligations	$960,701	$924,745	$4,772	$40,728
Asset-backed securities:
Agency residential mortgage-backed securities not/partially guaranteed	$25,129	$20,188	$1	$4,942
Non-agency residential mortgage-backed securities	80,639	72,175	788	9,252
Non-agency commercial mortgage-backed securities	26,579	23,560	—	3,019
Non-Agency - CLOs/CBOs/CDOs	24,691	24,969	372	94
Other financial asset-backed securities - self-liquidating	47,380	46,398	61	1,043
Lease-backed securities - practical expedient	24,506	23,169	50	1,387
Lease-backed securities - full analysis	2,232	2,179	—	53
Other financial asset-backed securities - practical expedient	20,260	19,718	—	542
Other financial asset-backed securities - full analysis	11,058	10,331	—	727

Total asset-backed securities	$262,474	$242,687	$1,272	$21,059

Total bonds	$1,223,175	$1,167,432	$6,044	$61,787

The December 31, 2025 gross unrealized losses exclude $63 thousand of losses included in the carrying value. These losses include $63 thousand from residential mortgage-backed securities (RMBS) whose ratings were obtained from outside modelers. These losses were primarily included in Non-agency residential mortgage-backed securities (unaffiliated).

	2024
	Carrying	Fair	Gross Unrealized
	Value	Value	Gains	Losses
U.S. Government and agencies	$998	$992	$1	$7
All other governments	—	—	—	—
States, territories and possessions	26,089	24,809	—	1,280
Political subdivisions	17,393	16,661	12	744
Special revenue	151,950	136,502	42	15,490
Industrial and miscellaneous	1,437,303	1,365,713	7,199	78,789
Parent, subsidiaries and affiliates	—	—	—	—

Total bonds	$1,633,733	$1,544,677	$7,254	$96,310

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

At December 31, 2025 and 2024 the Company held unrated or less-than-investment grade bonds of $16.2 million and $24.7 million, respectively, with an aggregate fair value of $15.5 million and $23.3 million, respectively. Those holdings amounted to 1.3% and 1.5% of the Company’s investments in bonds and approximately 0.7% and 0.9% of the Company’s total admitted assets at December 31, 2025 and 2024, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in non-affiliated preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The cost, gross unrealized gains and losses and fair value of those investments are summarized as follows (in thousands):

		Fair	Gross Unrealized
	Cost	Value	Gains	Losses
At December 31, 2025
Non-affiliated preferred stocks	$17,959	$18,998	$1,327	$288
Non-affiliated common stocks	—	—	—	—

Total	$17,959	$18,998	$1,327	$288

		Fair	Gross Unrealized
	Cost	Value	Gains	Losses
At December 31, 2024
Non-affiliated preferred stocks	$4,000	$4,296	$296	$—
Non-affiliated common stocks	—	—	—	—

Total	$4,000	$4,296	$296	$—

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

The following tables present gross unrealized losses and fair values on bonds and non-affiliated preferred and common stocks by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (dollars in thousands):

	2025
	Twelve Months or Less			More Than Twelve Months
	Fair Value	Gross Unrealized Loss	Number of Issuers	Fair Value	Gross Unrealized Loss	Number of Issuers
Issuer credit obligations:
U.S. government obligation	$—	$—	—	$570	$2	1
Municipal bonds - General Obligations	4,465	51	3	25,861	1,037	15
Municipal bonds - Special Revenue	2,727	35	2	79,386	5,195	43
Project finance bonds issued by operating entities (unaffiliated)	—	—	—	482	7	1
Corporate bonds (unaffiliated)	22,203	321	13	386,653	31,684	136
Single entity backed bonds obligation (unaffiliated)	109	—	1	23,470	711	9
Bond issued from SEC registered BDC/CEF/REIT	—	—	—	36,204	1,685	16

Total issuer credit obligations	$29,504	$407	19	$552,626	$40,321	221
Asset-backed securities:
Agency residential mortgage-backed securities not/partially guaranteed (not exempt from RBC)	$—	$—	—	$20,181	$4,942	2
Non-agency residential mortgage-backed securities (unaffiliated)	5,014	122	22	55,702	9,192	97
Non-agency commercial mortgage-backed securities (unaffiliated)	163	1	1	23,398	3,018	8
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	—	—	—	5,070	94	4
Other financial asset-backed securities – self-liquidating (unaffiliated)	—	—	—	15,252	1,043	20
Lease-backed securities – practical expedient (unaffiliated)	—	—	—	7,141	1,387	4
Lease-backed securities – full analysis (unaffiliated)	—	—	—	1,534	53	2
Other non financial asset-backed securities – practical expedient (unaffiliated)	—	—	—	19,718	542	8
Other non financial asset-backed securities – full analysis (unaffiliated)	—	—	—	10,331	727	4

Total asset-backed securities	$5,177	$123	23	$158,327	$20,998	149

Total bonds	$34,681	$530	42	$710,953	$61,319	370

Non-affiliated preferred stocks	$2,294	$288	1	$—	$—	0

Total non-affiliated preferred and common stocks	$2,294	$288	1	$—	$—	0

	2024
	Twelve Months or Less			More Than Twelve Months
	Fair Value	Gross Unrealized Loss	Number of Issuers	Fair Value	Gross Unrealized Loss	Number of Issuers
U.S. Government and agencies	$791	$7	1	$—	$—	—
All other governments	—	—	—	—	—	—
States, territories and possessions	4,536	69	3	20,146	1,211	10
Political subdivisions	1,959	41	1	8,533	703	6
Special revenue	14,816	524	11	113,184	14,966	55
Industrial and miscellaneous	179,241	1,875	75	969,922	76,914	465
Parent, subsidiaries and affiliates	—	—	—	—	—	—

Total bonds	$201,343	$2,516	91	$1,111,785	$93,794	536

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

The quality of the bond portfolio is determined by the use of Securities Valuation Office (“SVO”) ratings and the equivalent rating agency designations. The following sets forth the NAIC class ratings for the bond portfolio as of December 31 (in thousands):

		2025		2024
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total
1	Aaa/ Aa / A	$737,372	60%	$869,963	53%
2	Baa	469,604	39%	739,106	46%
3	Ba	8,371	1%	16,079	1%
4	B	2,057	0%	3,482	0%
5	Caa and lower	5,771	0%	5,103	0%
6	In or near default	—	0%	—	0%

		$1,223,175	100%	$1,633,733	100%

When a decline in the value of a specific investment is considered to be other-than-temporary, a provision for impairment is charged to earnings (accounted for as realized capital loss) and the cost basis of that investment is reduced by the amount of the charge. The determination of whether unrealized losses are other-than-temporary requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

(a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

(b)	the extent to which fair value is less than cost basis,

(c)	cash flow projections received from independent sources,

(d)	historical operating, balance sheet and cash flow data contained in issuer Securities and Exchange Commission filings and news releases,

(e)	near-term prospects for improvement in the issuer and/or its industry,

(f)	third party research and communications with industry specialists,

(g)	financial models and forecasts,

(h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

(i)	discussions with issuer management, and

(j)

the ability and intent to hold investment for a period of time sufficient to allow for any anticipated recovery in fair value. Based on its analysis of the factors enumerated above, management believes (i) AILIC will recover its cost basis in the securities with unrealized losses and (ii) that AILIC has the ability and intent to hold securities until they recover in value. Although AILIC has the ability to continue holding its investments with unrealized losses, its intent to hold them may change due to deterioration in the issuers’ creditworthiness, decisions to lessen exposure to a particular issuer or industry, asset/liability management decisions, market movements, changes in views about appropriate asset allocation or the desire to offset taxable realized gains. Should AILIC’s ability or intent change with regard to a particular security, a charge for impairment would likely be required. While it is not possible to accurately predict if or when a specific security will become impaired, charges for other-than-temporary impairment (“OTTI”) could be material to results of operations in future periods.

Net realized gains (losses) on investments sold and charges for OTTI on investments held were as follows for the years ended December 31 (dollars in thousands):

Year	Net Realized Gains (Losses) (Net of IMR Transfers and Taxes)	Charges for Impairment	Total	Number of Investments with Impairment Charges
2025	$(238)	$(784)	$(1,022)	39
2024	1,528	(910)	618	48
2023	(2,885)	(1,424)	(4,309)	51

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

The following is a summary of the carrying value and fair value of bonds as of December 31, 2025 and 2024 (in thousands) by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	2025		2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
Maturity:
One year or less	$136,438	$136,783	$305,888	$305,037
After one year through five years	575,274	573,384	586,660	574,976
After five years through ten years	184,213	175,283	244,190	225,571
After ten years	327,250	281,982	496,995	439,093

Total bonds by maturity	$1,223,175	$1,167,432	$1,633,733	$1,544,677

The aggregate amount of investment income generated as a result of prepayment penalties and accelerations fees was $0.0 million, $0.0 million, and $0.0 million during 2025, 2024, and 2023, respectively.

Proceeds from sales of bonds were $36.1 million, $9.6 million, and $236.6 million for 2025, 2024, and 2023, respectively. Gross realized gains of $0.6 million, $0.1 million, and $0.4 million and gross realized losses of $3.6 million, $2.2 million, and $21.2 million were realized on bonds during 2025, 2024, and 2023, respectively. The number of securities disposed of with a callable feature in 2025 and 2024 was 72 and 51, respectively.

AILIC’s $132.3 million investment in MBS represents approximately 10.8% of the carrying value of its bonds at December 31, 2025. The Company’s indirect exposure to subprime mortgage risk as of December 31, 2025 had a total actual cost and book adjusted carrying values of approximately $24.6 million and $24.2 million, respectively, and a total fair value of approximately $20.5 million. AILIC’s $181.3 million investment in MBS represents approximately 11.1% of the carrying value of its bonds at December 31, 2024. The Company’s indirect exposure to subprime mortgage risk as of December 31, 2024 had a total actual cost and book adjusted carrying values of approximately $33.7 million and $33.4 million, respectively, and a total fair value of approximately $28.3 million.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

The Company has no aggregate loan-backed securities with an OTTI in which the Company has the intent to sell or the inability or lack of intent to retain the investment in the security for a period of time to recover the amortized cost basis.

The following table shows each loan-backed security with an OTTI recognized in 2025, as the present value of cash flows expected to be collected is less than the amortized cost basis of the security (in whole dollars):

	$		$		$		$		$		$
CUSIP	Amortized Cost Before OTTI		Present Value of Projected Cash Flows		OTTI Charge Recognized in Statement of Operations		Amortized Cost After OTTI		Fair Value at Time of OTTI		Date Reported
61751DAE4		241,551		205,806		35,745		205,806		202,669		3/31/2025
059522AU6		204,432		197,068		7,364		197,068		196,076		3/31/2025
07384YKF2		293,108		292,003		1,105		292,003		292,190		3/31/2025
07386XAH9		441,258		479,221		(37,963)		479,221		405,514		3/31/2025
12566UAE4		115,426		102,765		12,661		102,765		102,655		3/31/2025
12628LAD2		171,484		144,147		27,337		144,147		140,958		3/31/2025
12667GAC7		148,406		142,384		6,022		142,384		142,084		3/31/2025
225470Q89		46,857		42,831		4,026		42,831		42,521		3/31/2025
32051GT70		107,843		99,745		8,098		99,745		100,179		3/31/2025
46627MAD9		78,606		68,445		10,161		68,445		67,964		3/31/2025
643528AB8		11,704		11,698		6		11,698		12,063		3/31/2025
643529AC4		58,803		56,710		2,093		56,710		56,329		3/31/2025
65535VSJ8		208,397		198,889		9,508		198,889		181,732		3/31/2025
74923HAQ4		81,612		74,325		7,287		74,325		74,483		3/31/2025
75115DAA3		202,109		188,456		13,653		188,456		184,800		3/31/2025
761118UG1		106,437		87,506		18,931		87,506		87,094		3/31/2025
855541AC2		62,215		55,059		7,156		55,059		54,018		3/31/2025
86360BAJ7		159,912		152,215		7,697		152,215		151,861		3/31/2025
87222EAB4		364,634		325,708		38,926		325,708		319,501		3/31/2025
87222EAC2		401,703		315,682		86,021		315,682		312,791		3/31/2025
058931AT3		91,028		86,695		4,333		86,695		85,251		3/31/2025
12638PAB5		190,716		190,738		(22)		190,738		151,020		3/31/2025
1266942H0		78,953		77,636		1,317		77,636		62,233		3/31/2025
12669G3S8		137,380		122,315		15,065		122,315		122,928		3/31/2025
12669G4K4		160,518		148,384		12,134		148,384		148,401		3/31/2025
12669GR45		164,127		164,121		6		164,121		141,626		3/31/2025
16165MAG3		191,557		167,018		24,539		167,018		166,985		3/31/2025
225458L55		86,710		80,146		6,564		80,146		73,518		3/31/2025
32051GXQ3		151,072		144,339		6,733		144,339		145,075		3/31/2025
46631NAA7		109,940		93,432		16,508		93,432		93,470		3/31/2025
46631NDT3		316,369		310,847		5,522		310,847		310,888		3/31/2025
47233DAB7		213,540		171,024		42,516		171,024		177,988		3/31/2025
57643MLZ5		25,289		23,949		1,340		23,949		24,040		3/31/2025
863579XC7		191,532		186,158		5,374		186,158		186,615		3/31/2025

25

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

	$		$		$		$		$		$
CUSIP	Amortized Cost Before OTTI		Present Value of Projected Cash Flows		OTTI Charge Recognized in Statement of Operations		Amortized Cost After OTTI		Fair Value at Time of OTTI		Date Reported

3622E8AB1		188,095		150,934		37,161		150,934		153,625		6/30/2025
61754PAA2		500,589		359,367		141,222		359,367		359,550		6/30/2025
65535VSJ8		198,518		198,869		(351)		198,869		179,221		6/30/2025
75115DAA3		186,167		186,202		(35)		186,202		174,717		6/30/2025
12638PAB5		222,295		147,723		74,572		147,723		146,562		6/30/2025
1266942H0		76,473		60,302		16,171		60,302		60,609		6/30/2025
126694LC0		214,859		159,184		55,675		159,184		160,536		6/30/2025
225470VF7		165,487		127,496		37,991		127,496		131,462		6/30/2025
863579XC7		181,210		180,695		515		180,695		177,968		6/30/2025
07386XAH9		465,033		465,033		—		465,033		402,374		9/30/2025
46630WAL4		92,018		91,979		39		91,979		63,105		9/30/2025
32051GT70		96,066		92,923		3,143		92,923		95,758		12/31/2025
46627MAD9		61,414		61,409		5		61,409		62,103		12/31/2025
1266942H0		69,744		70,170		(426)		70,170		58,578		12/31/2025
16165MAG3		159,572		158,729		843		158,729		158,571		12/31/2025
46631NAA7		99,315		89,100		10,215		89,100		85,201		12/31/2025

Total						$784,503

The following table shows each loan-backed security with an OTTI recognized in 2024, as the present value of cash flows expected to be collected is less than the amortized cost basis of the security (in whole dollars):

	$		$		$		$		$		$
CUSIP	Amortized Cost Before OTTI		Present Value of Projected Cash Flows		OTTI Charge Recognized in Statement of Operations		Amortized Cost After OTTI		Fair Value at Time of OTTI		Date Reported
61751DAE4		241,030		229,954		11,076		229,954		283,143		3/31/2024
059522AU6		248,832		247,213		1,619		247,213		244,026		3/31/2024
07386XAH9		579,807		539,861		39,946		539,861		460,455		3/31/2024
12566UAN4		387,859		381,280		6,579		381,280		371,726		3/31/2024
12628LAD2		209,767		199,654		10,114		199,654		165,049		3/31/2024
12667F4N2		255,512		252,725		2,786		252,725		243,894		3/31/2024
12667GAC7		165,291		164,904		387		164,904		159,547		3/31/2024
32051GT70		128,888		124,426		4,462		124,426		110,083		3/31/2024
46627MCY1		557,958		553,487		4,471		553,487		556,740		3/31/2024
46627MEC7		230,911		230,009		902		230,009		210,810		3/31/2024
46627MEJ2		262,985		262,833		153		262,833		217,958		3/31/2024
643528AB8		13,726		13,458		268		13,458		13,377		3/31/2024
643529AC4		58,654		56,883		1,771		56,883		63,730		3/31/2024
65535VSJ8		248,684		238,362		10,321		238,362		199,653		3/31/2024
761118SC3		192,829		189,370		3,460		189,370		162,839		3/31/2024
855541AC2		77,927		76,365		1,562		76,365		69,989		3/31/2024
86360BAJ7		180,921		174,811		6,110		174,811		171,399		3/31/2024
87222EAB4		375,856		365,792		10,064		365,792		341,345		3/31/2024
87222EAC2		435,100		419,591		15,509		419,591		340,485		3/31/2024
93934NAC9		123,701		122,840		861		122,840		102,151		3/31/2024
058931AT3		180,563		172,384		8,179		172,384		145,967		3/31/2024
12638PAB5		224,643		212,554		12,089		212,554		161,496		3/31/2024
12669G4K4		179,253		177,868		1,385		177,868		167,336		3/31/2024

26

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

	$		$		$		$		$		$
CUSIP	Amortized Cost Before OTTI		Present Value of Projected Cash Flows		OTTI Charge Recognized in Statement of Operations		Amortized Cost After OTTI		Fair Value at Time of OTTI		Date Reported
12669GR45		174,697		173,466		1,231		173,466		156,107		3/31/2024
2254582Y3		214,124		211,938		2,187		211,938		189,695		3/31/2024
225458L55		89,966		87,661		2,305		87,661		75,828		3/31/2024
46630WAL4		109,610		109,695		(86)		109,695		73,484		3/31/2024
57643MLZ5		29,353		28,557		795		28,557		25,218		3/31/2024
059522AU6		280,594		240,692		39,902		240,692		236,911		6/30/2024
07384YKF2		359,169		342,380		16,790		342,380		323,442		6/30/2024
07386XAH9		538,219		493,906		44,313		493,906		422,237		6/30/2024
12566UAE4		122,777		121,646		1,130		121,646		107,277		6/30/2024
12566UAN4		379,496		358,622		20,875		358,622		371,080		6/30/2024
12628LAD2		202,827		196,546		6,280		196,546		162,548		6/30/2024
12667F4N2		246,757		245,894		863		245,894		233,319		6/30/2024
12667GAC7		160,594		160,146		448		160,146		154,783		6/30/2024
12668APC3		209,807		205,701		4,106		205,701		193,229		6/30/2024
17307GED6		121,616		120,110		1,506		120,110		125,729		6/30/2024
45254NNT0		21,584		11,633		9,951		11,633		9,381		6/30/2024
46627MAD9		87,786		87,364		422		87,364		75,763		6/30/2024
46627MCY1		523,364		516,804		6,560		516,804		524,282		6/30/2024
46627MEJ2		257,272		257,118		155		257,118		212,581		6/30/2024
643528AB8		13,519		13,261		258		13,261		13,308		6/30/2024
643529AC4		57,617		55,640		1,977		55,640		60,269		6/30/2024
65535VSJ8		238,517		226,668		11,849		226,668		192,222		6/30/2024
75115DAA3		220,600		216,121		4,479		216,121		194,348		6/30/2024
75116FBH1		774,773		760,619		14,154		760,619		644,554		6/30/2024
761118SC3		186,356		187,111		(755)		187,111		161,074		6/30/2024
855541AC2		73,027		71,159		1,868		71,159		65,399		6/30/2024
86360BAJ7		219,727		171,139		48,589		171,139		166,720		6/30/2024
87222EAB4		368,696		357,311		11,385		357,311		339,329		6/30/2024
87222EAC2		427,454		412,370		15,085		412,370		336,739		6/30/2024
058931AT3		141,048		140,150		898		140,150		122,321		6/30/2024
12544DAG4		48,632		48,537		95		48,537		40,221		6/30/2024
1266942H0		89,832		89,466		366		89,466		74,201		6/30/2024
126694HP6		40,483		39,822		661		39,822		38,825		6/30/2024
12669G3S8		152,352		149,166		3,186		149,166		133,343		6/30/2024
12669G4K4		175,544		175,340		204		175,340		165,793		6/30/2024
12669GR45		187,955		170,475		17,480		170,475		161,121		6/30/2024
2254582Y3		209,115		209,967		(852)		209,967		185,880		6/30/2024
225470VF7		200,799		189,199		11,600		189,199		171,119		6/30/2024
46630WAL4		107,269		107,184		86		107,184		71,750		6/30/2024
46631NAA7		125,987		124,898		1,089		124,898		98,142		6/30/2024
46631NDT3		337,752		324,816		12,937		324,816		329,220		6/30/2024
57643MLZ5		28,254		27,348		906		27,348		25,003		6/30/2024
61758VAQ0		756,509		726,670		29,839		726,670		600,661		6/30/2024
92925VAF7		280,196		189,421		90,774		189,421		249,718		6/30/2024

27

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

	$		$		$		$		$		$
CUSIP	Amortized Cost Before OTTI		Present Value of Projected Cash Flows		OTTI Charge Recognized in Statement of Operations		Amortized Cost After OTTI		Fair Value at Time of OTTI		Date Reported
07384YKF2		331,174		315,589		15,585		315,589		321,956		9/30/2024
07386XAH9		472,424		489,530		(17,105)		489,530		428,334		9/30/2024
12628LAD2		197,019		170,774		26,245		170,774		154,386		9/30/2024
12667F4N2		238,961		235,064		3,896		235,064		231,368		9/30/2024
17307GED6		119,361		118,804		557		118,804		125,395		9/30/2024
32051GT70		118,690		104,293		14,397		104,293		100,926		9/30/2024
46627MAD9		85,654		81,857		3,796		81,857		73,797		9/30/2024
46627MEC7		222,356		207,173		15,183		207,173		200,179		9/30/2024
46627MEJ2		250,607		242,216		8,390		242,216		208,768		9/30/2024
643528AB8		13,486		11,664		1,822		11,664		12,626		9/30/2024
643529AC4		55,917		56,075		(158)		56,075		58,904		9/30/2024
65535VSJ8		227,951		197,297		30,654		197,297		190,845		9/30/2024
75115DAA3		213,452		205,608		7,844		205,608		189,803		9/30/2024
86360BAJ7		164,666		164,634		32		164,634		161,489		9/30/2024
87222EAB4		358,609		350,356		8,253		350,356		338,551		9/30/2024
87222EAC2		418,696		394,984		23,711		394,984		335,407		9/30/2024
058931AT3		138,910		129,375		9,535		129,375		122,117		9/30/2024
12544DAG4		47,876		47,200		676		47,200		41,205		9/30/2024
1266942H0		86,959		86,184		775		86,184		70,246		9/30/2024
12669G4K4		173,331		173,337		(6)		173,337		167,351		9/30/2024
12669GR45		168,534		167,949		585		167,949		154,640		9/30/2024
2254582Y3		208,598		198,587		10,011		198,587		184,511		9/30/2024
225470VF7		172,814		173,169		(356)		173,169		151,180		9/30/2024
46630WAB6		144,137		143,551		586		143,551		119,862		9/30/2024
46630WAL4		103,601		99,679		3,922		99,679		68,993		9/30/2024
46631NAA7		123,805		112,840		10,965		112,840		97,081		9/30/2024
57643MLZ5		27,095		25,886		1,209		25,886		25,061		9/30/2024
92925VAF7		184,124		184,132		(7)		184,132		245,559		9/30/2024
07386XAH9		527,820		457,993		69,826		457,993		418,293		12/31/2024
225470Q89		63,233		47,837		15,397		47,837		43,122		12/31/2024
32051GT70		108,585		111,718		(3,132)		111,718		95,993		12/31/2024
45254NNT0		10,240		2,673		7,567		2,673		5,354		12/31/2024
46627MAD9		79,282		80,266		(984)		80,266		69,309		12/31/2024
87222EAC2		395,996		396,716		(721)		396,716		319,302		12/31/2024
058931AT3		91,107		91,100		6		91,100		84,259		12/31/2024
12638PAB5		220,634		186,481		34,153		186,481		152,929		12/31/2024
1266942H0		83,680		81,426		2,255		81,426		64,888		12/31/2024
126694LC0		229,715		216,893		12,822		216,893		168,821		12/31/2024
12669GR45		169,278		169,325		(48)		169,325		147,453		12/31/2024
2254582Y3		197,313		197,369		(57)		197,369		176,894		12/31/2024
46630WAL4		99,089		99,128		(38)		99,128		67,042		12/31/2024

Total						$910,006

28

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

Securities (primarily United States Treasury Notes) with a carrying value of approximately $6.7 million and $7.3 million at December 31, 2025 and 2024, respectively, were on deposit as required by the insurance departments of various states.

Net investment income consisted of the following for the years ended December 31 (in thousands):

	2025	2024	2023
Investment income:
Bonds	$60,439	$79,880	$94,692
Equity securities (non-affiliated)	1,166	323	327
Cash, cash equivalents and short-term investments	19,033	12,844	5,564
Policy loans	2,457	2,548	2,741
Equity index call options	5,373	6,718	322
Other invested assets	1,197	389	563
Other	(110)	(212)	1

Gross investment income	89,555	102,490	104,210
Investment expenses	(1,598)	(1,300)	(1,481)
Interest expense	(117)	(236)	(248)

Net investment income	$87,840	$100,954	$102,481

The carrying value of Other invested assets was $12.4 million and $7.8 million as of December 31, 2025 and 2024, respectively, comprised of debt securities, surplus notes, and capital notes.

29

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

E. EQUITY INDEX CALL OPTIONS

AILIC utilizes equity index call options as part of its efforts to economically hedge and manage fluctuations in the fair value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The equity index call options are purchased in either the over-the-counter market or on the Chicago Board Options Exchange. Those instruments involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point of time. The contract or notional amounts of those instruments reflect the extent of involvement in those financial instruments.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse.

Net collateral pledged by the counterparties was $2.6 million as of December 31, 2025, and $3.4 million as of December 31, 2024. In the event of default, the full market value exposure at risk, net of offsets and collateral, was $7.1 million as of December 31, 2025, and $11.3 million as of December 31, 2024. The exposure net of collateral, defined as net collateral pledged and statement values excluding accrued interest, was $10.6 million as of December 31, 2025, and $10.8 million as of December 31, 2024.

The following table summarizes the carrying values and notional amounts of the Company’s derivative financial instruments within the general account:

	December 31, 2025
	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(in thousands)
Fixed-indexed options*	$14,020	$396,110	$10,561	$407,529

	$14,020	$396,110	$10,561	$407,529

*	Fixed-indexed options are held at amortized cost under OAC 3901-1-67. The fair value amount related to fixed-indexed options was $9.6 million as of December 31, 2025.

	December 31, 2024
	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(in thousands)
Fixed-indexed options*	$15,628	$471,270	$11,482	$473,844

	$15,628	$471,270	$11,482	$473,844

*	Fixed-indexed options are held at amortized cost under OAC 3901-1-67. The fair value amount related to fixed-indexed options was $11.3 million as of December 31, 2024.

Fixed-indexed options are carried at amortized cost with amortization and expirations recorded in net investment income. The company recorded gains on expirations of $13.1 million and amortization of $7.8 million in 2025. The company recorded gains on expirations of $16.1 million and amortization of $9.4 million in 2024.

30

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

E. EQUITY INDEX CALL OPTIONS (CONTINUED)

As of December 31, 2025, the Company had $11.3 million of disallowed IMR in aggregate and in the general account.

The following represents the calculated adjusted general capital and surplus:

December 31, 2025
(in thousands)
Prior period general account capital and surplus	$244,427
From prior period financials:
Net positive goodwill (admitted)	—
Equipment and operating system software (admitted)	—
Net deferred tax asset (admitted)	2,248
Net negative (disallowed) IMR (admitted)	10,616

Adjusted capital and surplus	$231,563

As of December 31, 2025, the percentage of adjusted general capital and surplus for which the admitted disallowed IMR represents was 5%.

The company does not have any IMR gains/losses related to derivatives.

When the Company sells bonds and recognizes losses due to interest-rate related factors, and the realized losses are transferred to the IMR, the sales proceeds are generally used for reinvestment as governed by prudent asset liability management (ALM) policies and procedures. Such sales of bonds are intermittently used to meet liquidity needs and managed within the ALM framework.

31

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES

On August 16th, 2022, the Inflation Reduction Act was signed into law and includes certain corporate income tax provisions. Potential impacts to the Company include the imposition of a corporate alternative minimum tax (“CAMT”). The CAMT imposes a 15% minimum tax on adjusted financial statement income on applicable corporations that have an average adjusted financial statement income over $1 billion in the prior three-year period. The United States Treasury Department and the Internal Revenue Service released proposed regulations on September 12, 2024. As of the reporting date, the Company is not an applicable corporation and therefore not liable for CAMT in 2024 and 2025.

On July 4th, 2025, An Act to Provide for Reconciliation Pursuant to Title II of the H. Con. Res. 14 (“the Act”) was enacted. The Act provides for several corporate tax changes including, but not limited to, restoring full expensing of domestic research and development costs, restoring immediate deductibility of certain capital expenditures, and changes in the computations of U.S. taxation on international earnings. The Act does not have a tax effect on the Company’s financial statements.

The components of the net deferred tax assets at December 31 are as follows (in thousands):

	2025	2024	Change
DTAs resulting in book/tax differences in:
Ordinary:
Deferred acquisition costs	$100	$119	$(19)
Investment items	1,285	1,806	(521)
Reserves	1,347	1,557	(210)
Nonadmitted assets	87	94	(7)
Other	768	717	51

Total ordinary DTAs	3,587	4,293	(706)
Capital:
Investment items	1,166	1,042	124

Total capital DTAs	1,166	1,042	124

Total DTAs	4,753	5,335	(582)
Deferred tax assets nonadmitted	(283)	(257)	(26)

Admitted DTAs	4,470	5,078	(608)
DTLs resulting in book/tax differences in:
Ordinary:
Reserve transition adjustment	—	319	(319)
Investment items	2,058	1,787	271
Other	21	21	—

Total ordinary DTLs	2,079	2,127	(48)
Capital:
Unrealized gains	229	43	186

Total capital DTLs	229	43	186
Total DTLs	2,308	2,170	138

Total net deferred admitted tax assets	$2,162	$2,908	$(746)

Change in deferred tax assets nonadmitted	$(26)	$(257)

32

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

The results of the admissibility calculations at December 31 are as follows (in thousands):

		2025			2024			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$270	$270	$—	$(270)	$(270)
b.	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	2,628	654	3,282	3,360	471	3,831	(732)	183	(549)
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	2,628	654	3,282	3,360	471	3,831	(732)	183	(549)
	2. Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	37,461	XXX	XXX	67,798	XXX	XXX	(30,337)
c.	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	959	229	1,188	933	44	977	26	185	211

d.	Deferred tax assets admitted as the result of application of SSAP No. 101	$3,587	$883	$4,470	$4,293	$785	$5,078	$(706)	$98	$(608)

The other admissibility criteria for the Company are as follows (dollars in thousands):

	2025	2024
a. Ratio percentage used to determine recovery period and threshold limitation amount	1621%	2875%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in the table above	$249,743	$451,985

The impact of the Company’s tax planning strategies, which do not include the use of reinsurance, on the adjusted gross DTAs and net admitted adjusted gross DTAs by tax character is as follows:

		2025		2024		Change
		Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
a.	Adjusted gross DTAs (% of total adjusted gross DTAs)	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
b.	Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.0%	100.0%	0.0%	100.0%	0.0%	0.0%

33

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

The provision for incurred taxes on operating earnings and capital gains for the years ended December 31 are as follows (in thousands):

	2025	2024	2023
Current federal income tax expense on operations	$8,660	$10,260	$11,846
Federal income tax benefit on net realized capital gains (losses)	(602)	(2,255)	(2,445)

Total federal income tax expense	$8,058	$8,005	$9,401

Net DTA(L)	$(746)	$(2,025)	$3,220
Less: Items not recorded in the change in net deferred tax asset:
Tax-effect of unrealized gains (losses)	186	9	99
Tax-effect of changes in nonadmitted DTA	26	257	(762)

Change in net deferred tax asset	$(534)	$(1,759)	$2,557

The Company’s income tax expense and change in DTA/DTL for the year ended December 31 differs from the amount obtained by applying the federal statutory rate of 21% to income from operations before federal income taxes for the following reasons (in thousands):

	2025	2024	2023
Provision computed at federal statutory rate	$8,310	$9,355	$6,927
Investment items	251	248	(49)
Nonadmitted assets	6	144	(42)
Other	25	17	8

Total statutory income tax expense	$8,592	$9,764	$6,844

Federal and foreign income tax expense	$8,058	$8,005	$9,401
Change in net deferred income taxes	534	1,759	(2,557)

Total statutory income tax expense	$8,592	$9,764	$6,844

As of December 31, 2025 and 2024, the Company does not have any operating loss carryforwards available to offset future net income subject to federal income taxes. As of December 31, 2025 and 2024, the Company does not have a capital loss carryforward.

The Company has no income taxes incurred in current or prior years that would be available for recoupment in the event of future net losses.

34

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

As of December 31, 2025, AILIC’s consolidated federal income tax returns for the 2022 through 2024 tax years remain subject to examination by the IRS. The Company does not have any uncertain tax positions.

The consolidated federal income tax returns include the following entities:

AAG Insurance Agency, LLC (dissolved April 14, 2025)

Annuity Investors Life Insurance Company

MM Ascend Life Investor Services, LLC

MassMutual Ascend Life Insurance Company

Manhattan National Holding, LLC

Manhattan National Life Insurance Company

The Company has determined that it is more likely than not that gross DTAs will be recoverable through future taxable income and that a valuation allowance is not necessary.

G. RELATED PARTY TRANSACTIONS

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or the insurance affiliates. The net amount paid to affiliates was $7.1 million, $8.0 million, and $7.0 million in 2025, 2024, and 2023, respectively, included in general insurance expenses in the Statement of Operations.

The Company has an agreement with Barings, LLC, an affiliate, which provides investment advisory services to the Company. AILIC expensed investment management charges of $1.6 million, $1.3 million, $1.5 million in 2025, 2024, and 2023, respectively, included in net investment income in the Statement of Operations.

For 2025, the Company contributed to the retirement plans of Glidepath. The plans are for the benefit of eligible employees of Glidepath providing services to MMALIC and affiliates. In 2025, Glidepath transitioned to a MassMutual employee qualified defined contribution plan and an unfunded nonqualified deferred compensation thrift savings plan. The Company’s total matching thrift savings contributions included in general insurance expenses were $0.3 million, $0.2 million and $0.2 million in 2025, 2024 and 2023, respectively.

AILIC has an agreement with MM Ascend Life Investor Services, LLC (“MMALIS”, formerly known as Great American Advisors, Inc.), a wholly-owned subsidiary of MMALIC, whereby MMALIS is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays MMALIS for acting as underwriter under a distribution agreement. AILIC paid $2.0 million in 2025, $1.8 million in 2024, and $1.8 million in 2023 to MMALIS, 100% of which was paid to other broker/dealers as commissions. MMALIS exited the retail brokerage business on August 3, 2010 after MMALIC announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

35

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS

At December 31, 2025 AILIC’s annuity (individual and group) reserves and deposit-type funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in thousands):

	A. Individual Annuities:
		General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1.	Subject to discretionary withdrawal:
	a. With market value adjustment	$29,168	$—	$—	$29,168	1.6%
	b. At book value less current surrender charge of 5% or more	106,877	—	—	106,877	5.8%
	c. At fair value	—	—	466,907	466,907	25.5%

	d. Total with market value adjustment or at fair value (total of a through c)	136,045	—	466,907	602,952	32.9%
	e. At book value without adjustment (minimal or no charge or adjustment)	1,193,609	—	—	1,193,609	65.1%
2.	Not subject to discretionary withdrawal	36,359	—	—	36,359	2.0%

3.	Total (gross: direct + assumed)	1,366,013	—	466,907	1,832,920	100.0%

4.	Reinsurance ceded	—	—	—	—

5.	Total (net) (3) - (4)	$1,366,013	$—	$466,907	$1,832,920

6.	Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$13,443	$—	$—	$13,443

B. Group Annuities:
		General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1.	Subject to discretionary withdrawal:
	a. With market value adjustment	$—	$—	$—	$—	0.0%
	b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
	c. At fair value	—	—	79,489	79,489	70.7%

	d. Total with market value adjustment or at fair value (total of a through c)	—	—	79,489	79,489	70.7%
	e. At book value without adjustment (minimal or no charge or adjustment)	32,890	—	—	32,890	29.3%
2.	Not subject to discretionary withdrawal	—	—	—	—	0.0%

3.	Total (gross: direct + assumed)	32,890	—	79,489	112,379	100.0%

4.	Reinsurance ceded	—	—	—	—

5.	Total (net) (3) - (4)	$32,890	$—	$79,489	$112,379

6.	Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

36

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

C.	Deposit-Type Funds

(no life contingencies):

		General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1.	Subject to discretionary withdrawal:
	a. With market value adjustment	$—	$—	$—	$—	0.0%
	b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
	c. At fair value	—	—	—	—	0.0%

	d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	0.0%
	e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.0%
2.	Not subject to discretionary withdrawal	11,191	—	—	11,191	100.0%

3.	Total (gross: direct + assumed)	11,191	—	—	11,191	100.0%

4.	Reinsurance ceded	—	—	—	—

5.	Total (net) (3) - (4)	$11,191	$—	$—	$11,191

6.	Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—
	D. Reconciliation to total annuity reserves and deposit-type funds:
	Net annuity reserves				$1,398,903
	Deposit-type funds				11,191
	Commissioner’s Annuity Reserve Valuation Method adjustment				(34)
	Separate Account nonguaranteed liabilities				546,430

	Total				$1,956,490

37

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

At December 31, 2024, AILIC’s annuity reserves and deposit-type funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in thousands):

	A. Individual Annuities:
		General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1.	Subject to discretionary withdrawal:
	a. With market value adjustment	$38,167	$—	$—	$38,167	2.0%
	b. At book value less current surrender charge of 5% or more	89,095	—	—	89,095	4.5%
	c. At fair value	—	—	464,101	464,101	23.5%

	d. Total with market value adjustment or at fair value (total of a through c)	127,262	—	464,101	591,363	30.0%
	e. At book value without adjustment (minimal or no charge or adjustment)	1,347,785	—	—	1,347,785	68.3%
2.	Not subject to discretionary withdrawal	33,742	—	—	33,742	1.7%

3.	Total (gross: direct + assumed)	1,508,789	—	464,101	1,972,890	100.0%

4.	Reinsurance ceded	—	—	—	—

5.	Total (net) (3) - (4)	$1,508,789	$—	$464,101	$1,972,890

6.	Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$13,968	$—	$—	$13,968

	B. Group Annuities:
		General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1.	Subject to discretionary withdrawal:
	a. With market value adjustment	$—	$—	$—	$—	0.0%
	b. At book value less current surrender charge of 5% or more	247	—	—	247	0.2%
	c. At fair value	—	—	90,164	90,164	71.5%

	d. Total with market value adjustment or at fair value (total of a through c)	247	—	90,164	90,411	71.7%
	e. At book value without adjustment (minimal or no charge or adjustment)	35,676	—	—	35,676	28.3%
2.	Not subject to discretionary withdrawal	—	—	—	—	0.0%

3.	Total (gross: direct + assumed)	35,923	—	90,164	126,087	100.0%

4.	Reinsurance ceded	—	—	—	—

5.	Total (net) (3) - (4)	$35,923	$—	$90,164	$126,087

6.	Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

38

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

C.	Deposit-Type Funds

(no life contingencies):

		General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1.	Subject to discretionary withdrawal:
	a. With market value adjustment	$—	$—	$—	$—	0.0%
	b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
	c. At fair value	—	—	—	—	0.0%

	d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	0.0%
	e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.0%
2.	Not subject to discretionary withdrawal	11,862	—	—	11,862	100.0%

3.	Total (gross: direct + assumed)	11,862	—	—	11,862	100.0%

4.	Reinsurance ceded	—	—	—	—

5.	Total (net) (3) - (4)	$11,862	$—	$—	$11,862

6.	Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—
	D. Reconciliation to total annuity reserves and deposit-type funds:
	Net annuity reserves				$1,544,712
	Deposit-type funds				11,862
	Commissioner’s Annuity Reserve Valuation Method adjustment				(62)
	Separate Account nonguaranteed liabilities				554,327

	Total				$2,110,839

Certain immaterial classification errors were identified in the prior year and corrected prospectively in accordance with SSAP No. 3.

I.	SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for individual and group variable annuities. The separate accounts are registered under the Investment Company Act of 1940, as amended, as a unit investment trust. In accordance with the State of Ohio procedures for approving items within the separate accounts, the separate accounts classification of the individual and group variable annuities are supported by Section 3907.15 of the Ohio Revised Code.

In accordance with the products and transactions recorded within the separate accounts, all assets are considered legally insulated from the general account and are not chargeable with liabilities incurred in any other business operation of the Company. As of December 31, 2025 and 2024, the Company’s separate account statement included legally insulated variable annuity assets of $546.4 million and $554.3 million, respectively. The separate accounts are treated the same for GAAP reporting requirements.

In accordance with the products and transactions recorded within the separate accounts, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $0.2 million, $0.3 million, and $0.3 million for the years ended December 31, 2025, 2024, and 2023 respectively, for guaranteed withdrawal benefits for variable annuity contracts.

39

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

I. SEPARATE ACCOUNTS (CONTINUED)

As of December 31, 2025 and 2024, the general account of the Company had a maximum guarantee for separate account liabilities of $6.7 million and $8.8, respectively, for the guaranteed minimum death benefit of the variable annuity contracts. The total separate account guarantees paid by the general account for the years ended December 31, 2025, 2024, and 2023, were $0.1 million, $0.1 million, and $0.3 million, respectively.

Net transfers from the Separate Accounts for the years ended December 31 are summarized as follows (in thousands):

	2025	2024	2023
Transfers to Separate Accounts - deposit-type funds	$7,095	$7,806	$8,778
Transfers from Separate Accounts - withdrawals and other transfers, net	(85,288)	(61,739)	(70,851)
Transfers from Separate Accounts - contingent deferred sales charges	(28)	14	47

Net transfers from Separate Accounts	$(78,221)	$(53,919)	$(62,026)

All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at fair value. Investments in the Separate Accounts at December 31 consisted of the following (in thousands):

	2025
		Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Separate Account A	$62,927	$79,401	$16,657	$183
Separate Account B	188,373	244,621	56,674	426
Separate Account C	188,814	222,408	35,655	2,061

Total Separate Accounts	$440,114	$546,430	$108,986	$2,670

	2024
		Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Separate Account A	$72,653	$91,749	$19,489	$393
Separate Account B	186,533	243,693	57,720	560
Separate Account C	194,030	218,885	29,520	4,665

Total Separate Accounts	$453,216	$554,327	$106,729	$5,618

The Separate Account holdings are made up of a diverse portfolio of managed mutual funds with investment objectives of growth, growth and income, capital appreciation, total and real return with preservation of capital.

40

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

J. CAPITAL AND SURPLUS

The portion of the Company’s unassigned funds represented or reduced by each item below is as follows at December 31 (in thousands):

	2025	2024	2023
Unrealized gains and losses	$1,091	$210	$162
Nonadmitted asset values	$(699)	$(703)	$(1,132)
Separate account business	$34	$62	$48
Asset valuation reserve	$(11,755)	$(15,636)	$(17,977)

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2025 and 2024, AILIC exceeds the RBC requirement.

The maximum amount of dividends which can be paid to stockholders by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of surplus as regards policyholders or net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2026 without prior approval is $33.3 million, based on net income as of the preceding December

31. At December 31, 2025, surplus as regards policyholders was $249.4 million, earned surplus was $66.5 million, and 2025 net income was $33.3 million.

The Company paid an extraordinary cash dividend of $250.0 million to MMALIC on September 24, 2025. The Company did not pay any dividend to MMALIC in 2024 and 2023.

41

SUPPLEMENTARY INFORMATION

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECETED STATUTORY-BASIS FINANCIAL DATA

AND SUPPLEMENTAL INVESTMENT DISCLOSURES

DECEMBER 31, 2025

Basis of Presentation

The accompanying supplemental schedules and interrogatories present selected statutory-basis financial data as of December 31, 2025 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners’ (“NAIC”) Annual Statement Instructions and the NAIC’s Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company’s 2025 Statutory Annual Statement as filed with the Ohio Department of Insurance. Captions not presented were not applicable to the Company.

42

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 2025

(Dollars in thousands)

Investment income earned:
U.S. Government bonds	$81
Other bonds (unaffiliated)	60,358
Preferred stocks - unaffiliated	1,166
Policy loans	2,457
Derivatives	5,373
Cash, cash equivalents and short-term investments	19,033
Other invested assets	1,197
Other	(110)

Gross investment income	$89,555

Bonds (including short-term investments and cash equivalents) by expected maturity - statement value
Due within one year or less	$578,162
Over 1 year through 5 years	669,994
Over 5 years through 10 years	172,701
Over 10 years through 20 years	119,527
Over 20 years	33,730

Total by expected maturity	$1,574,114

Bonds (including short-term investments and cash equivalents) by NAIC designation - statement value
NAIC 1	$804,307
NAIC 2	753,608
NAIC 3	8,371
NAIC 4	2,057
NAIC 5	5,771
NAIC 6	—

Total by NAIC designation	$1,574,114

Total bonds publicly traded	$855,387

Total bonds privately placed	$718,727

Preferred stocks - statement value	$19,207

Short-term investments - book value	$13,934

Cash equivalents	$339,021

Equity index call options - amortized cost	$3,459

Cash on deposit	$8,325

(Continued)

43

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 2025

(Dollars in thousands)

Annuities:
Ordinary:
Immediate - amount of income payable	$4,461

Deferred - fully paid account balance	$110,884

Deferred - not fully paid - account balance	$1,706,743

Group:
Fully paid account balance	$—

Not fully paid - account balance	$112,372

See accompanying independent auditors’ report.

44

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES

DECEMBER 31, 2025

(Dollars in thousands)

1.	AILIC’s total admitted assets as reported on page two of its Annual Statement excluding separate accounts assets is $1,699,455 thousand.

2.

Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by AILIC, and (iii) policy loans:

Issuer	Amount	Percent of Total Admitted Assets
Cencora Inc	$31,994	1.9%
DTE Electric Co	26,945	1.6%
CenterPoint Energy Inc	19,998	1.2%
O’Reilly Automotive Inc	19,574	1.2%
McDonald’s Corp	16,981	1.0%
Fortive Corp	16,973	1.0%
Dominion Energy Inc	16,964	1.0%
Microchip Technology Inc	16,946	1.0%
Bacardi Ltd	15,853	0.9%
J M Smucker Co/The	14,993	0.9%

3.	AILIC’s total admitted assets held in bonds (including short-term investments and cash equivalents) and preferred stocks by NAIC rating are as follows:

Bonds
NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC-1	$804,307	47.3%
NAIC-2	753,608	44.3%
NAIC-3	8,371	0.5%
NAIC-4	2,057	0.1%
NAIC-5	5,771	0.3%
NAIC-6	—	0.0%

Total	$1,574,114	92.5%

Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets
P/RP-1	$2,582	0.2%
P/RP-2	16,625	1.0%
P/RP-3	—	0.0%
P/RP-4	—	0.0%
P/RP-5	—	0.0%
P/RP-6	—	0.0%

Total	$19,207	1.2%

4.	Assets held in foreign investments:

	Amount	Percent of Total Admitted Assets
Total admitted assets held in foreign investments	$128,046	7.6%
Foreign-currency-denominated investments	—	0.0%
Insurance liabilities denominated in that same foreign currency	—	0.0%

(Continued)

45

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES (CONTINUED)

DECEMBER 31, 2025

(Dollar in thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percent of Total Admitted Assets
Countries rated NAIC-1	$125,052	7.4%
Countries rated NAIC-2	1,995	0.1%
Countries rated NAIC-3 or below	999	0.1%

6.	Largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percent of Total Admitted Assets
Countries rated NAIC-1:
United Kingdom	$32,793	1.9%
Cayman Islands	25,085	1.5%
Countries rated NAIC-2
Italy	1,995	0.1%
Countries rated NAIC-3 or below
Liberia	$999	0.1%

7.	The Company has $128,046 thousand of unhedged foreign currency exposure.

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percent of Total Admitted Assets
Countries rated NAIC-1	$125,052	7.4%
Countries rated NAIC-2	1,995	0.1%
Countries rated NAIC-3 or below	999	0.1%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:

	Amount	Percent of Total Admitted Assets
Countries rated NAIC-1:
United Kingdom	$32,793	1.9%
Cayman Islands	25,085	1.5%
Countries rated NAIC-2
Italy	1,995	0.1%
Countries rated NAIC-3 or below
Liberia	$999	0.1%

(Continued)

46

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES (CONTINUED)

DECEMBER 31, 2025

(Dollars in thousands)

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating	Amount	Percent of Total Admitted Assets
Bacardi Ltd	2	$15,853	0.9%
Lloyds Banking Group PLC	1	13,062	0.8%
Siemens Funding BV	1	8,045	0.5%
NatWest Group PLC	2	8,007	0.5%
UBS Group AG	1	8,000	0.5%
National Australia Bank Ltd	1	4,999	0.3%
Barclays PLC	2	3,000	0.2%
BMW Finance NV	1	3,000	0.2%
HSBC Holdings PLC	2	2,999	0.2%
Takeda Pharmaceutical Co Ltd	2	2,996	0.2%

11.	Assets held in Canadian Investments are less than 2.5% of the Company’s total admitted assets.

12.	Investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

13.	Assets held in equity interests are less than 2.5% of the Company’s total admitted assets.

14.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

15.	Assets held in general partnership interests, excluding limited partnership interests and LLC investments, are less than 2.5% of the Company’s total admitted assets.

16.	The Company does not have any assets held in mortgage loans reported in Schedule B.

17.	The Company does not have any assets held in mortgage loans reported in Schedule B.

18.	The assets held in real estate are less than 2.5% of the Company’s total admitted assets.

19.	Investments in mezzanine real estate loans are less than 2.5% of the Company’s total admitted assets.

20.

The Company does not have any admitted assets subject to securities lending, repurchase agreements, reverse repurchase agreements, dollar repurchase agreements, or dollar reverse repurchase agreements.

21.	The Company owns $3,459 thousand in hedging options.

22.	The Company does not have any collars, swaps, or forwards.

23.	The Company does not have any futures contracts.

47

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES (CONTINUED)

DECEMBER 31, 2025

(Dollars in thousands)

			Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories			Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3 +4) Amount	Percentage of Column 5 Line 13
1.	Issuer credit obligations:
	1.01	U.S. government obligations	$1,843	0.1%	$1,843	—	$1,843	0.1%
	1.02	Other U.S. government obligations	—	0.0%	—	—	—	0.0%
	1.03	Non-U.S. sovereign jurisdiction securities	—	0.0%	—	—	—	0.0%
	1.04	Municipal bonds - general obligations (direct & guaranteed)	37,843	2.3%	37,843	—	37,843	2.3%
	1.05	Municipal bonds - special revenue	103,917	6.2%	103,917	—	103,917	6.2%
	1.06	Project finance bonds issued by operating entities	2,874	0.2%	2,874	—	2,874	0.2%
	1.07	Corporate bonds	702,838	42.1%	702,838	—	702,838	42.1%
	1.08	Mandatory convertible bonds	—	0.0%	—	—	—	0.0%
	1.09	Single entity backed obligations	30,832	1.8%	30,832	—	30,832	1.8%
	1.10	SVO-Identified bond exchange traded funds - fair value	—	0.0%	—	—	—	0.0%
	1.11	SVO-Identified bond exchange traded funds - systematic value	—	0.0%	—	—	—	0.0%
	1.12	Bonds issued by funds representing operating entities	80,554	4.8%	80,554	—	80,554	4.8%
	1.13	Bank loans - issued	—	0.0%	—	—	—	0.0%
	1.14	Bank loans - acquired	—	0.0%	—	—	—	0.0%
	1.15	Mortgages loans that qualify as SVO-Identified credit tenant loans	—	0.0%	—	—	—	0.0%
	1.16	Certificates of deposit	—	0.0%	—	—	—	0.0%
	1.17	Other issuer credit obligations	—	0.0%	—	—	—	0.0%

	1.18	Total issuer credit obligations	960,701	57.5%	960,701	—	960,701	57.5%
2.	Asset-backed securities:
	2.01	Financial asset-backed securities - self-liquidating	204,418	12.2%	204,418	—	204,418	12.2%
	2.02	Financial asset-backed securities - not self-liquidating	—	0.0%	—	—	—	0.0%
	2.03	Non-financial asset-backed securities	58,056	3.5%	58,056	—	58,056	3.5%

	2.04	Total asset-backed securities	262,474	15.7%	262,474	—	262,474	15.7%
3.	Preferred stocks:				—	—	—	0.0%
	3.01	Industrial and miscellaneous (unaffiliated)	19,207	1.2%	19,207	—	19,207	1.2%
	3.02	Parent, subsidiaries and affiliates	—	0.0%	—	—	—	0.0%

	3.03	Total preferred stocks	19,207	1.2%	19,207	—	19,207	1.1%
4.	Common stocks:
	4.01	Industrial and miscellaneous - publicly traded (unaffiliated)	—	0.0%	—	—	—	0.0%
	4.02	Industrial and miscellaneous - other (unaffiliated)	—	0.0%	—	—	—	0.0%
	4.03	Parent, subsidiaries and affiliates - publicly traded	—	0.0%	—	—	—	0.0%
	4.04	Parent, subsidiaries and affiliates - other	—	0.0%	—	—	—	0.0%
	4.05	Mutual funds	—	0.0%	—	—	—	0.0%
	4.06	Unit investment trusts	—	0.0%	—	—	—	0.0%
	4.07	Closed-end funds	—	0.0%	—	—	—	0.0%
	4.08	Exchange traded funds	—	0.0%	—	—	—	0.0%

	4.09	Total common stocks	—	0.0%	—	—	—	0.0%
5.	Mortgage loans:
	5.01	Farm Mortgages	—	0.0%	—	—	—	0.0%
	5.02	Residential Mortgages	—	0.0%	—	—	—	0.0%
	5.03	Commercial Mortgages	—	0.0%	—	—	—	0.0%
	5.04	Mezzanine Real Estate Loans	—	0.0%	—	—	—	0.0%
	5.05	Total Valuation Allowance	—	0.0%	—	—	—	0.0%

	5.06	Total Mortgage Loans	—	0.0%	—	—	—	0.0%
6.	Real estate:
	6.01	Properties occupied by company	—	0.0%	—	—	—	0.0%
	6.02	Properties held for production of income	—	0.0%	—	—	—	0.0%
	6.03	Properties held for sale	—	0.0%	—	—	—	0.0%

	6.04	Total real estate	—	0.0%	—	—	—	0.0%
7.	Cash, Cash Equivalents, and Short-Term Investments:
	7.01	Cash	8,325	0.5%	8,325	—	8,325	0.5%
	7.02	Cash Equivalents	339,021	20.3%	339,021	—	339,021	20.3%
	7.03	Short-Term Investments	13,934	0.8%	13,934	—	13,934	0.8%
	7.04	Total Cash, Cash Equivalents, and Short-Term Investments	361,280	21.6%	361,280	—	361,280	21.6%
8. Contract Loans			40,286	2.4%	40,286	—	40,286	2.4%
9. Derivatives			14,020	0.8%	14,020	—	14,020	0.8%
10. Other Invested Assets			12,366	0.8%	12,366	—	12,366	0.8%
11. Receivables for Securities			—	0.0%	—	—	—	0.0%
12. Securities Lending			—	0.0%	—	—	—	0.0%
13. Other Invested Assets			—	0.0%	—	—	—	0.0%

14. Total Invested Assets			$1,670,334	100.0%	$1,670,334	—	$1,670,334	100.0%

*	Gross investment holdings as valued in compliance with NAIC SAP.

See accompanying independent auditors’ report.

48

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF LIFE AND HEALTH REINSURANCE DISCLOSURES

FOR THE YEAR ENDED DECEMBER 31, 2025

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has Annuity Investors Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.

Has Annuity Investors Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.

Does Annuity Investors Life Insurance Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed To delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

(Continued)

49

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF LIFE AND HEALTH REINSURANCE DISCLOSURES (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

4.

Has Annuity Investors Life Insurance Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes ☐ No ☒		N/A

Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.

Has Annuity Investors Life Insurance Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a)	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☒ N/A ☐

(b)	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☒ N/A ☐

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

See accompanying independent auditors’ report.

50

MassMutualAscend.com

191 Rosa Parks Street

Cincinnati, OH 45202

About us

At MassMutual Ascend, we are committed to going above and beyond – so when it comes to our customers’ financial futures, the impossible feels possible. It’s the reason we’re a leading provider of annuities today, and it’s the reason we’ll continue rising to the top tomorrow.

As a proud subsidiary of MassMutual with more than five decades of experience, we are proud to offer customers a level of strength and stability they can count on for years to come.

© 2026 MassMutual Ascend Life Insurance Company, Cincinnati, OH 45202.

All rights reserved. www.MassMutualAscend.com

5992-ASC               1/26

PART C. Other Information

Note: This Part C contains information related to The Commodore Spirit® Variable Contract (File No. 333-19725), and Annuity Investors® Variable Account B.

Item 27. Exhibits

(a)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(b)	Not Applicable.

(c)	Distribution and Selling Agreements.

DISTRIBUTION AGREEMENTS

	(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) dated December 1, 1995. 2/

	(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. (Effective May 1, 1997). 2A/

		(i)	Amended Schedule 1 to Distribution Agreement. 3/

		(ii)	Amended Schedule 1 (Effective May 1, 2008) and Schedule 2A (Special Addendum) to Distribution Agreement. 28/

SELLING AGREEMENTS

	(3)	Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 2/

	(4)	Revised Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12/

	(5)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

RELATED AGREEMENTS

(6) Agreement between AAG Securities, Inc. (n/k/a Great American Advisors® , Inc.) and AAG Insurance Agency, Inc. dated February 2, 1995. 2/

(d)	Individual and Group Contract Forms, Endorsements and Riders.

CONTRACTS

		(1)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (Q Rev. 3/97)-3). 2A/

		(2)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (NQ Rev. 3/07)-3). 2A/

		(3)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G801-BD (97)-3). 2A/

		(4)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (C801-BD (97)-3). 2A/

		(5)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809003NW). 2B/

		(6)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809103NW). 2B/

		(7)	Form of Group Flexible Premium Deferred Variable Annuity Contract (P2008603NW). 29/

1

(8)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (P2008703NW). 29/

LOAN ENDORSEMENTS

(9)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

(10)	Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). 2A/

(11)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). 2A/

(12)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(13)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(14)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). 28/

(15)	Form of Loan Restriction Endorsement to Individual and Group Contract (for use in PA) (E6009904NW). 29/

TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(16)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(17)	Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). 2A/

(18)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3. 2A/

LONG-TERM CARE WAIVER RIDERS

(19)	Form of Long-Term Care Waiver Raider to Individual Contract (R115 (Rev. 8/95)-3. 1A/

(20)	Form of Long-Term Care Waiver Rider to Group Contract (RG115 (Rev. 6/95)-3). 2A/

(21)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract (RC115 (Rev. 6/95)-3). 2A/

DEFERRED COMPENSATION ENDORSEMENTS

(22)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(23)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract (EC457 (95)-3). 2A/

SIMPLE IRA ENDORSEMENTS

(24)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (Rev. 11/97)-3). 3/

(25)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (97)-3). 39/

(26)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 38/

(27)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 38/

(28)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

ROTH IRA ENDORSEMENTS

(29)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

2

(30)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(31)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(32)	Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

EMPLOYER PLAN ENDORSEMENTS

(33)	Form of Employer Plan Endorsement to Individual Contract (EPLAN (96)-3). 3A/

(34)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (96)-3). 2A/

(35)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (96)-3). 2A/

(36)	Revised Form of Employer Plan Endorsement to Group Contract (EPLAN (Rev. 2/98)-3). 3/

(37)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (EGPLAN (Rev 2/98)-3). 3/

(38)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract (ECPLAN (Rev. 2/98)-3). 3/

TAX SHELTERED ANNUITY ENDORSEMENTS

(39)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (Rev. 2/98)-3). 3/

(40)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (96)-3). 2A/

(41)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(42)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (96)-3). 2A/

(43)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(44)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (96)-3). 2A/

(45)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003302NW). 28/

(46)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(47)	Revised Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003306NW). 28/

(48)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(49)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(50)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(51)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(52)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

QUALIFIED PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(53)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (Rev. 2/98)-3). 3/

(54)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (96)-3). 2A/

3

(55)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(56)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (95)-3). 2A/

(57)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

(58)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (95)-3). 2A/

(59)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 28A/

(60)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003402NW). 39/

(61)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(62)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007702NW). 28/

(63)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(64)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007705NW). 28/

4

GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(65)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4). 3/

(66)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-3). 3/

(67)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-3). 3/

(68)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 28A/

(69)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(70)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(71)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(72)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

SUCCESSOR OWNER ENDORSEMENTS

(73)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (EASUC A801 (99)-3). 5/

(74)	Form of Successor Owner Endorsement to Group Contract (EGSUC (99)-3). 5/

(75)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (ECSUC (99)-3). 5/

INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(76)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA 996)-3). 2A/

(77)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA (Rev. 9/97)-3. 2A/

(78)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(79)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(80)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

OTHER ENDORSEMENTS

(81)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 38/

(82)	Form of Settlement Options Endorsement to Individual Contract and Group Contract (E6012104NW). 39/

GUARANTEED WITHDRAWAL BENEFIT RIDERS

(83)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307NW). 22/

(84)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707NW). 22/

(85)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807NW). 22/

(86)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507NW). 22/

5

	(87)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907NW). 22/

	(88)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2011007NW). 22/

INCOME BENEFIT RIDER

	(89)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

	(90)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

	(91)	Form of Income Benefit Rider to Group Contract. 8/

	(92)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 8/

DEATH BENEFIT ENDORSEMENTS

	(93)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

	(94)	Form of Death Benefit Amount Endorsement to Individual Contract. 10/

	(95)	Form of Death Benefit Amount Endorsement to Group Contract. 10/

	(96)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 10/

	(97)	Form of Death Benefit Amount Endorsement to Group Contract (E2007002NW). 28/

	(98)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract (E2007102NW). 28/

RMD ENDORSEMENTS

	(99)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

	(100)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

ACD ENDORSEMENTS

	(101)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

	(102)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

	(103)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(e)	Applications.

INDIVIDUAL AND CERTIFICATE APPLICATIONS

	(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.2A

	(2)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

GROUP APPLICATIONS

	(3)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2A/

	(4)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(f)	Organizational Documents.

ARTICLES OF INCORPORATION

6

	(1)	Articles of Incorporation of Annuity Investors Life Insurance Company® as amended through August 14, 1996. 1/

CODE OF REGULATIONS

	(2)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(g)	Not Applicable.

(h)	Participation Agreements.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

	(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001. 35/

(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment No. 2 effective July 1, 2002, to Participation Agreement. 36/

(b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2004, to Participation Agreement. 18/

(c) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 24/

(d) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

	(2)	AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 33/

	(3)	AIM (Invesco): Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002. 36/

	(4)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(a) AIM (Invesco): Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

AMERICAN CENTURY

	(5)	[reserved]

	(6)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(a) American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

	(7)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006. 24/

CALAMOS ADVISORS TRUST

	(8)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i) Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

7

(9)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(10)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

DAVIS VARIABLE ACCOUNT FUND

(11)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

	(a)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

BNY MELLON VARIABLE INVESTMENT FUND AND BNY MELLON INVESTMENT PORTFOLIOS

(f/k/a Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios)

(12)	BNY Mellon Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Variable Investment Fund dated November 21, 1995. 2/

	(a)	BNY Mellon Variable Investment Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors Life Insurance Company and BNY Mellon Variable Investment Fund. 2A/

	(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

	(c)	BNY Mellon Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement. 39/

	(d)	BNY Mellon Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

	(e)	BNY Mellon Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO (f/k/a Dreyfus Socially Responsible Growth Fund)

(13)	BNY Mellon Sustainable U.S. Equity Portfolio: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. dated November 21, 1995. 2/

	(a)	BNY Mellon Sustainable U.S. Equity Portfolio: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. 2A/

	(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

	(c)	BNY Mellon Sustainable U.S. Equity Portfolio: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

	(d)	BNY Mellon Sustainable U.S. Equity Portfolio: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY MELLON STOCK INDEX FUND (f/k/a Dreyfus Stock Index Fund)

(14)	BNY Mellon Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund dated November 21, 1995. 2/

8

	(a)	BNY Mellon Stock Index Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund. 2A/

	(b)	BNY Mellon Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

	(c)	BNY Mellon Stock Index Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

	(d)	BNY Mellon Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY	MELLON FUNDS (f/k/a Dreyfus Funds)

(15)	BNY Mellon: Amended and Restated Administrative Services Agreement between BNY Mellon and Annuity Investors Life Insurance Company ® dated April 24, 1997. 2A/

	(a)	BNY Mellon: Amendment dated July 1, 2002 to Amended and Restated Letter Agreement dated July 24, 1997. 36/

	(b)	BNY Mellon: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement. 18/

	(c)	BNY Mellon: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(16)	BNY Mellon: Letter Agreement (Shareholder Services) between BNY Mellon and Annuity Investors Life Insurance Company dated July 1, 2002. 36/

	(a)	BNY Mellon: Amendment to Letter Agreement (Shareholder Services) dated as of March 1, 2007. 39/

(17)	BNY Mellon: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between BNY Mellon and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

DEUTSCHE DWS

(18)	Deutsche DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 24/

	(a)	Deutsche DWS Variable Series I, Variable Series II, and Investment VIT Funds: Amendment dated May 1, 2015 to Participation Agreement. 32/

(19)	Deutsche DWS: Form of Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(20)	Deutsche DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.[8]

	(a)	Deutsche DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement. 39/

	(b)	Deutsche DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement. 39/

	(c)	Deutsche DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

9

	(d)	Deutsche DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(21)	Deutsche DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

ALPS VARIABLE INVESTMENT TRUST (Morningstar Portfolios) (f/k/a Ibbotson Portfolios)

(22)	Morningstar Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, ALPS Variable Investment Trust (Morningstar Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

	(a)	Morningstar Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007. 39/

	(b)	Morningstar Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

	(c)	Morningstar Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 31/

	(d)	Morningstar Portfolios: Amendment dated June 14, 2017 to Fund Participation Agreement. 34/

(23)	Morningstar Portfolios: Rule 22c-2 Shareholder Information Agreement between ALPS Variable Investment Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(24)	Morningstar Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements. 39/

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(25)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

	(a)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

	(b)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 31/

	(c)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 32/

(26)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company. 39/

	(a)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 39/

(27)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

JANUS ASPEN SERIES

(28)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series dated September 1, 1995. 2/

	(a)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

	(b)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements. 39/

10

	(c)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements. 39 /

	(d)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.[21]

(29)	Janus: Letter Agreement (Administrative Services) between Annuity Investors Life Insurance Company® and Janus Capital Corporation dated December 6, 1996. 2A/

(30)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

MORGAN STANLEY VARIABLE INSURANCE FUND (f/k/a Van Kampen)

(31)	Morgan Stanley Variable Insurance Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 2A/

	(a)	Morgan Stanley Variable Insurance Fund: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 3/

	(b)	Morgan Stanley Variable Insurance Fund: Amendment dated as of July 1, 2002 to Participation Agreement.[36]

	(c)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

	(d)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

	(e)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2015 to Participation Agreement. 32/

(32)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997. 2A/

	(a)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

	(b)	Morgan Stanley: Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 32/

(33)	Morgan Stanley: Shareholder Information Agreement (Rule 22c-2) between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(f/k/a Oppenheimer Variable Account Funds)

(34)	Invesco Variable Insurance Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Invesco Variable Insurance Funds. 36/

	(a)	Invesco Variable Insurance Funds: Amendment effective December 1, 2004 to Participation Agreement. 37/

	(b)	Invesco Variable Insurance Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.[24]

(35)	Invesco: Letter Agreement (Administrative Services) with Invesco Funds dated July 1, 2002. 36/

(36)	Invesco: Shareholder Information Agreement between Oppenheimer Funds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

PIMCO VARIABLE INSURANCE TRUST

11

(37)	PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC effective July 1, 2002. 27/

(a) PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(b) PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(c) PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(d) PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 32/

(38)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(39)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 30/

THE TIMOTHY PLAN

(40)	The Timothy Plan: Participation Agreement between The Timothy Plan, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company ®. 4/

(i) The Timothy Plan: Amendment effective January 12, 2006 to Participation Agreement. 21/

(41)	Timothy Plan: Administrative Services Agreement between The Timothy Plan and Annuity Investors Life Insurance Company® . 4/

(i) Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement. 39/

(42)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company ® dated as April 16, 2007. 39/

WILSHIRE VARIABLE INSURANCE TRUST

(43)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(44)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance Company dated as of October 1, 2016. 33/

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(45)	Lincoln Variable Insurance Products Trust: Fund Participation Agreement among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Financial Investments Corporation, and Annuity Investors Life Insurance Company dated as of April 29, 2024.43/

(46)	Lincoln Variable Insurance Products Trust: Administrative Services Agreement between Lincoln National Life Insurance Company and Annuity Investors Life Insurance Company dated as of April 29, 2024.44/

(i)	Not Applicable

(j)	Other Material Contracts

(1) MassMutual Administrative Services Agreement [40]

12

	(2)	Amendment to MassMutual Administrative Services Agreement [40]

(k)	Opinion and Consent of Counsel dated December 19, 1996. 1/

(l)	Consents of Independent Registered Public Accounting Firms

(i) Consent of independent registered public accounting firm (KPMG LLP) FW

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(p)	Powers of Attorney. 40/

	(1)	Power of Attorney (Blue)FW

	(2)	Power of Attorney (Cicco)41/

	(3)	Power of Attorney (Craddock)[42]

	(4)	Power of Attorney (Crandall)[43]

	(5)	Power of Attorney (Fortin)[44]

	(6)	Power of Attorney (Ho)[45]

	(7)	Power of Attorney (LaPiana)[46]

	(8)	Power of Attorney (Merritt)[47]

	(9)	Power of Attorney (O’Connor)[48]

	(10)	Power of Attorney (Partlan)[49]

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on December 23, 1996.
1A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on November 8, 1995.

2/

Incorporated by reference to Pre-Effective Amendment No. 3 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on December 4, 1995.

2A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on June 3, 1997.

2B/

Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 27, 2004.

3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on May 6, 1998.
3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on May 6, 1998.
3B/	[text intentionally deleted]
4/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on April 29, 1998.

5/

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on February 26, 1999.

6/	[text intentionally deleted]
7/	[text intentionally deleted]

13

8/

Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 26, 1999.

9/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 2, 2001.
10/

Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 28, 2003.

11/	[text intentionally deleted]
12/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on November 17, 1998.

13/	[text intentionally deleted]
14/	[text intentionally deleted]
15/	[text intentionally deleted]
16/	[text intentionally deleted]
17/	[text intentionally deleted]
18/	Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1940 Act File No. 811-21095, on March 1, 2005.
19/	[text intentionally deleted]
20/	[text intentionally deleted]
21/

Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2006.

22/

Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 1, 2007.

23/

Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 22, 2007.

24/

Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095, on or about April 27, 2009.

25/

Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about February 16, 2010.

26/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about April 29, 2010.

27/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 22, 2011.

28/

Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on or about April 25, 2012.

28A/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about April 23, 2012.

29/

Incorporated by reference to Post-Effective Amendment No. 27 filed on behalf of Annuity Investors Variable Account B, 1933 Act File. No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on or about April 26, 2012.

30/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 25, 2013.

31/

Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 25, 2014.

32/

Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 28, 2015.

14

33/

Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on April 28, 2017.

34/

Incorporated by reference to Post-Effective Amendment No. 26 filed on behalf of Annuity Investors Variable Account B. 1933 Act File No. 333-51955 (Independence), 1940 act File No. 811-08017 on or about April 27, 2018.

35/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of AIM Variable Insurance Funds, Inc., 1933 Act File No. 33-57340, 1940 Act File No. 811-7452, on February 12, 2002 as Exhibit H75.

36/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300 (Helmsman), 1940 Act File No. 811-21095, on July 26, 2002.

37/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1940 Act File No. 811-07299, on April 29, 2005.
38/

Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Navigator), 1940 Act File No. 811-08017, on February 1, 1999.

39/

Incorporated by reference to Post-Effective Amendment No. 36 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on August 28, 2020.

40/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

41/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

42/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

43/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

44/

Incorporated by reference to Post-Effective Amendment No. 44 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333- 19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2025.

45/

Incorporated by reference to Post-Effective Amendment No. 44 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333- 19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2025.

46/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

47/

Incorporated by reference to Post-Effective Amendment No. 41 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2023.

48/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

49/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

FW/ Filed herewith.

Item 28.	Directors and Officers of Annuity Investors Life Insurance Company®

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company.

15

Name and Principal Business Address	Positions and Offices with the Company
Dominic Blue 1295 State Street, Springfield, MA 01111-001	Director, Chief Executive Officer

Donna Carrelli 191 Rosa Parks Street, Cincinnati, OH 45202	Head of Insurance Operations

Susan Cicco 1295 State Street, Springfield, MA 01111-001	Director

Geoffrey J. Craddock 1295 State Street, Springfield, MA 01111-001	Director

Roger W. Crandall 1295 State Street, Springfield, MA 01111-001	Director, Chairman of the Board

Mary Jane Fortin 1295 State Street, Springfield, MA 01111-001	Director

John P. Gruber 191 Rosa Parks Street, Cincinnati, Ohio 45202	Senior Vice President, Secretary, CCO and General Counsel

Vy Ho 1295 State Street, Springfield, MA 01111-001	Director

Paul A. LaPiana 1295 State Street, Springfield, MA 01111-001	Director

Sears A. Merritt 1295 State Street, Springfield, MA 01111-001	Director

Michael J. O’Connor 1295 State Street, Springfield, MA 01111-001	Director

Eric W. Partlan 1295 State Street, Springfield, MA 01111-001	Director, Chief Investment Officer

Brian P. Sponaugle 191 Rosa Parks Street	Senior Vice President, Chief Financial Officer & Treasurer

Item 29.	Persons Controlled by or Under Common Control with the Insurance Company and the Registered Separate Account

The Insurance Company, Annuity Investors Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio. It is a wholly owned subsidiary of MassMutual Ascend Life Insurance Company (formerly Great American Life Insurance Company), which is a wholly owned subsidiary of Glidepath Holdings, Inc., which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities’ stock or other ownership interests. In addition, MassMutual may be deemed to control

16

one or more investment pools not listed below and managed or sponsored by MassMutual or its affiliates, through direct or indirect ownership of shares or other interests in such investment pools.

DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation.

MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation.

CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

CM Life Mortgage Lending LLC (March 16, 2023), a Delaware limited liability company.

MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company (MassMutual – 99% and MassMutual Holding LLC – 1%).

MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company.

MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company.

MassMutual Assignment Company (October 4, 2000), a North Carolina corporation.

MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company.

Crane APAC I LP (August 22, 2025), a United Kingdom private fund limited partnership (MassMutual owns 100% limited partnership interest.).

MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company.

MassMutual Ventures US III LLC (May 21, 2020), a Delaware limited liability company.

MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company.

MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company.

MassMutual Ventures Southeast Asia II LLC (December 12, 2019), a Delaware limited liability company.

MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company.

MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company.

MMV UK/SEA Limited (May 23, 2023), a company established in England and Wales.

(b)	MassMutual Ventures India Private Limited (January 10, 2024), an India company.

17

MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company.

Fern Street LLC (April 11, 2013), a Delaware limited liability company.

Sleeper Street LLC (October 4, 2019), a Delaware limited liability company.

MM Catalyst Fund LLC (November 25, 2020), a Delaware limited liability company.

MM Catalyst Fund II LLC (February 6, 2023), a Delaware limited liability company.

MM Asset Management Holding LLC (November 29, 2011), a Delaware limited liability company.

Barings LLC (July 5, 1940), a Delaware limited liability company.

Barings Securities LLC (July 1, 1994), a Delaware limited liability company.

Barings Guernsey Limited (February 20, 2001), a company organized under the laws of Guernsey.

Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.

Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales.

Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales.

Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales.

Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales.

Barings European Core Property Fund GP Sàrl (October 29, 2015), a special-purpose company organized in Luxembourg.

Barings BME GP Sàrl (July 31, 2020), a company organized under the laws of England and Wales.

Barings GPLF4(S) GP Sàrl (March 18, 2021), a company incorporated under the laws of Luxembourg.

Barings Italy S.r.l. (July 23, 2019), a company incorporated under the laws of Italy.

Barings Sweden AB (July 16, 2019), a company incorporated under the laws of Sweden.

Barings Asset Management Spain SL (October 13, 2019), a company incorporated under the laws of Spain.

Barings Netherlands B.V. (December 5, 2019), a company incorporated under the laws of the Netherlands.

Barings GmbH (formerly Barings Real Estate GmbH) (January 8, 2014), a German limited liability company.

Barings (U.K.) Limited (January 4, 1995), a company organized under the laws of England and Wales.

18

Baring France SAS (July 24, 1997), a company incorporated under the laws of France.

Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland.

Barings Switzerland Sàrl (December 18, 2013), a company established under the laws of Switzerland.

Barings Real Estate Advisers, Inc. (May 11, 2004), a Delaware corporation.

Barings Real Estate Acquisitions LLC (January 10, 2022), a Delaware limited liability company.

BMC Holdings DE LLC (March 29, 2013), a Delaware limited liability company.

Barings Finance LLC (December 12, 2012), a Delaware limited liability company.

BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland.

BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware.

BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland.

Baring Asset Management (Asia) Holdings Limited (June 7, 1985), a company organized in Hong Kong.

Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong.

Baring Asset Management Korea Limited, a regulated Korean company.

Barings Investment Management (Shanghai) Limited (August 3, 2018), a company established under Chinese law.

Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018).

Barings Singapore Pte. Ltd. (November 16, 2020), a company established under the laws of Singapore.

Barings Real Estate Investment Japan Limited (July 31, 2025), a company organized in Japan.

Barings Australia Holding Company Pty Ltd (October 12, 2009).

Barings Australia Pty Ltd (October 16, 2009).

Barings Singapore Pte. Ltd. (November 16, 2020), an operating company established under the laws of Singapore.

19

Barings Australia Real Estate Holdings Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

Barings Australia Real Estate Pty Ltd (May 4, 2022), a private limited company established under the laws of Australia.

Barings Australia Property Holdings Pty Ltd (May 5, 2010), a company established under the laws of Australia.

Barings Australia Structured Finance Holdings Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

Barings Australia Structured Finance Pty Ltd (January 11, 2023), a private limited company established under the laws of Australia.

Gryphon Capital Partners Pty Ltd (January 2, 2014), a proprietary limited company established under the laws of Australia.

Gryphon Capital Management Pty Ltd (February 28, 2014), a proprietary limited company established under the laws of Australia.

Barings Real Estate Holdings LLC (October 7, 2021), a Delaware limited liability company.

Artemis Real Estate Partners LLC (August 27, 2009), a Delaware limited liability company.

Artemis Real Estate Advisors, LLC (July 25, 2019), a Delaware limited liability company.

Artemis Real Estate Partners Acquisitions I, LLC (March 23, 2010), a Delaware limited liability company.

MassMutual Private Wealth & Trust, FSB (January 12, 2000), a federally chartered stock savings bank.

MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability company.

MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company.

MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company.

MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company.

Jefferies Finance LLC (July 26, 2004), a Delaware limited liability company. (MassMutual holds 50% voting ownership interest and Jefferies Financial Group Inc. holds 50% voting ownership interest.)

Apex Credit Holdings LLC (formerly known as Apex Credit Partners LLC, October 20, 2014), a Delaware limited liability company.

JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation.

Jeffries MM Lending LLC (October 14, 2011), a Delaware limited liability company.

JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company.

JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company.

JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company.

JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company.

Jefferies Finance Europe, S.L.P. (July 20, 2020), an alternative investment fund.

Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund.

20

Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company.

JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company.

JFIN Funding 2021 LLC (November 5, 2021), a Delaware limited liability company.

Jefferies Private Credit BDC Inc. (January 14, 2020), a Maryland corporation.

JCP Funding 2024 LLC (March 12, 2024), a Delaware limited liability company.

JSPCS MM LLC (July 8, 2024), a Delaware limited liability company

Jefferies Credit Partners LLC (formerly known as JFIN Asset Management LLC) (June 8, 2020), a Delaware limited liability company.

JDLF GP (Europe) S.a.r.l. (November 4, 2022), incorporated and existing under the laws of Luxembourg.

Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

Jefferies Direct Lending Europe SCSp SICAV-RAIF (December 9, 2022), incorporated and existing under the laws of Luxembourg.

Jefferies Credit Management LLC (December 8, 2022), a Delaware limited liability company.

JCM GP I LLC (October 6, 2023), a Delaware limited liability company.

JCM H-2 Credit Fund GP LLC (May 15, 2024), a Delaware limited liability company.

JCP GP I LLC (October 12, 2023), a Delaware limited liability company.

JCP Direct Lending CLO 2022 LLC (November 1, 2021), a Delaware limited liability company.

JDLF II GP LLC (January 7, 2022), a Delaware limited liability company.

JDLF II GP LP (January 7, 2022), a Delaware partnership.

Jefferies Direct Lending Fund II C LP (January 7, 2022), a Delaware partnership.

Jefferies DLF 2 C Holdings LLC (March 28, 2022), a Delaware limited liability company.

Jefferies Direct Lending Fund II C SPE LLC (March 28, 2022), a Delaware limited liability company.

Jefferies DLF2 C Holdings-2 LLC (October 11, 2024), a Delaware limited liability company.

Jefferies Direct Lending Fund II C SPE-2 LLC (October 11, 2024), a Delaware limited liability company.

JDLF III GP LLC (January 30, 2024), a Delaware limited liability company.

JDLF III GP LP (January 30, 2024), a Delaware partnership.

Jefferies Direct Lending Fund III C LP (January 30, 2024), a Delaware partnership.

Jefferies DLF3 C Holdings LLC (December 3, 2024), a Delaware limited liability company.

Jefferies Direct Lending Fund III C SPE LLC (December 3, 2024), a Delaware limited liability company.

JFAM GP LLC (April 13, 2017), a Delaware limited liability company.

JFAM GP LP (April 13, 2017), a Delaware partnership.

Jefferies Direct Lending Fund C LP (November 25, 2019), a Delaware partnership.

21

Jefferies DLF C Holdings LLC (February 11, 2020), a Delaware limited liability company.

Jefferies Direct Lending Fund C SPE LLC (February 11, 2020), a Delaware limited liability company.

JCP Direct Lending CLO 2023-1 LLC (May 11, 2023), a Delaware limited liability company.

JCP Direct Lending CLO 2023 Ltd. (May 23, 2023), a Jersey Channel Islands private limited company.

Jefferies M Super Private Credit Fund GP LLC (March 19, 2024), a Delaware limited liability company.

Jefferies Credit Partners Europe Limited (September 5, 2024), a private limited company formed in England and Wales.

Jefferies European Direct Lending Fund GP S.à r.l (December 24, 2025), a Luxembourg limited liability company.

JCP Congaree Credit Fund GP LLC (April 16, 2025), a Delaware limited liability company.

JCP Solaris Credit Fund GP LLC (June 20, 2025), a Delaware limited liability company.

Jeffries Credit Partners Structured Solutions Fund GP LLC (August 21, 2025), a Delaware limited liability company.

Apex Credit Partners LLC (formerly known as Apex Newco LLC) (July 15, 2021), a Delaware limited liability company.

Green SPE LLC (April 16, 2024), a Delaware limited liability company.

Green SPE 2025 LLC (October 1, 2024), a Delaware limited liability company.

Apex Credit CLO 13 Ltd. (September 9, 2024), a Cayman Islands Exempted Company. This entity is 54.34% owned by Apex Credit Partners LLC.

Apex GP I LLC (December 21, 2023), a Delaware limited liability company.

Apex Securitized Income Fund LP (December 22, 2023), a Delaware limited partnership

JFIN Revolver SPE1 2022 LLC (March 9, 2022), a Delaware limited liability company.

JFIN Revolver SPE3 2022 LLC (August 31, 2022), a Delaware limited liability company.

JFIN Revolver SPE4 2022 LLC (August 31, 2022), a Delaware limited liability company.

JFIN Revolver SPE4 2022 Ltd. (August 31, 2022), a Cayman Islands company.

JCP Private Loan Management GP LLC (March 16, 2023), a Delaware limited liability company.

JCP Private Loan Management LP (March 16, 2023), a Delaware limited partnership.

JF CEI Holdings 1 LLC (December 20, 2024), a Delaware limited liability company

JF CEI Holdings 2 LLC CP (December 20, 2024), a Delaware limited liability company.

Berkshire Way LLC (June 14, 2012), a Delaware limited liability company.

MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company.

MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company.

Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company.

MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company. MassMutual’s ownership is 37% and 63% is held by MassMutual Trad Private Equity LLC.

Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company.

Lyme Adirondack Timber Sales, LLC (December 16, 2016), a Delaware company. (Note: Lyme Adirondack Timber Sales, Inc. merged with and into this company effective December 31, 2016.)

22

Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company.

Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company.

Insurance Road LLC (May 3, 2017), a Delaware limited liability company.

MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company.

MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company.

Trad Investments I LLC (September 11, 2018), a Delaware limited liability company.

MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company.

MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company.

EM Opportunities LLC (January 16, 2018), a Delaware limited liability company.

MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company.

CML Global Capabilities (December 2, 2019), a Delaware limited liability company.

MM Global Capabilities I LLC (December 2, 2019), a Delaware limited liability company.

MassMutual Global Business Services India LLP (December 23, 2019), a limited partnership domiciled in the Republic of India (owned 99.8% by MM Global Capabilities I LLC).

MM Global Capabilities II LLC (December 2, 2019), a Delaware limited liability company.

MM Global Capabilities (Netherlands) B.V. (February 28, 2020), a company domiciled in the Netherlands (MM Global Capabilities I LLC and MM Global Capabilities II LLC are the partners of this company).

MassMutual Global Business Services Romania S.R.L. (March 31, 2020), a company domiciled in Romania.

MM Global Capabilities III LLC (December 3, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

MM Investment Holding (September 21, 2020), a Cayman Islands company.

MML Management Corporation (October 14, 1968), a Massachusetts corporation.

MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) (owned 99.61% by MM Investment Holding and 0.39% by C.M. Life Insurance Company).

MMAF Equipment Finance LLC 2019-B (August 23, 2019), a Delaware limited liability company.

MMAF Equipment Finance LLC 2020-A (May 27, 2020), a Delaware limited liability company.

MMAF Equipment Finance LLC 2022-A (February 24, 2022), a Delaware limited liability company.

MMAF Equipment Finance LLC 2023-A (June 14, 2023), a Delaware limited liability company.

MMAF Equipment Finance LLC 2024-A (November 28, 2023), a Delaware limited liability company.

23

Barings Equipment Finance LLC 2025-A (December 30, 2024), a Delaware limited liability company t

Barings Equipment Finance LLC 2025-B (September 25, 2025), a Delaware limited liability company.

Barings Equipment Finance LLC 2026-A (December 30, 2025), a Delaware limited liability company.

MMIH Bond Holdings LLC (November 28, 2022), a Delaware limited liability company.

MML CM LLC (November 10, 2020), a Delaware limited liability company.

Flourish Holding Company LLC (February 14, 2022), a Delaware limited liability company.

Flourish Insurance Agency LLC (February 18, 2022), a Delaware limited liability company.

Flourish Financial LLC (November 3, 2017), a Delaware limited liability company.

Flourish Technologies LLC (May 11, 2021), a Delaware limited liability company.

SoraFinance, Inc. (November 8, 2021), a Delaware corporation.

Glidepath Holdings Inc. (February 4, 2021), a Delaware corporation.

MassMutual Ascend Life Insurance Company (December 29, 1961), an Ohio corporation.

Annuity Investors Life Insurance Company (November 13, 1981), an Ohio corporation.

MM Ascend Life Investor Services, LLC (formerly Great American Advisors, LLC) (December 10, 1993), an Ohio corporation.

MM Ascend Mortgage Lending LLC (March 17, 2023), a Delaware limited liability company.

MM Vine Street LLC (September 26, 2024), a Delaware limited liability company

Counterpointe – Ascend Mortgage Lending LLC (February 20, 2025), a Delaware limited liability company.

Manhattan National Holding Corporation (August 27, 2008), an Ohio corporation.

Manhattan National Life Insurance Company (May 21, 2014), an Ohio corporation.

MM/Barings Multifamily TEBS 2020 LLC (April 2, 2020) a Delaware limited liability company that engages in bond and mortgage loan securitization transactions.

MassMutual Ventures Europe/APAC I GP, LLC (September 28, 2022), a Delaware limited liability company.

MassMutual Ventures Europe/APAC I GP, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

MassMutual Ventures Europe/APAC I, L.P. (October 21, 2022), a Cayman Islands exempted limited partnership.

MassMutual Ventures Southeast Asia III LLC (January 3, 2022), a Delaware limited liability company.

MMV Digital I LLC (May 18, 2022)), a Cayman Islands company.

MassMutual Ventures US IV GP, LLC (September 28, 2022), a Delaware limited liability company.

MassMutual Ventures US IV, L.P. (September 28, 2022), a Delaware limited partnership.

24

MassMutual Ventures US IV LLC (December 8, 2021), a Delaware limited liability company that will hold investments.

DPI-ACRES Capital LLC (September 16, 2022), a Delaware limited liability company.

MMV CTF I GP, LLC (January 30, 2023), a Delaware limited liability company.

MassMutual Ventures Climate Technology Fund I LP (January 30, 2023) a Delaware fund.

DPI-ARES Mortgage Lending LLC (July 5, 2023) a Delaware limited liability company.

Counterpointe Sustainable Advisors LLC (April 4, 2023), a Delaware limited liability company. MassMutual has a 80.25% ownership interest in this company.

CSA Incentive Holdco LLC (April 6, 2023), a Delaware limited liability company.

CSA Intermediate Holdco LLC (April 4, 2023), a Delaware limited liability company.

Counterpointe Trust Services LLC (October 14, 2020), a Delaware limited liability company.

CP PACE LLC (October 14, 2020), Delaware limited liability company.

Counterpointe Titling Trust (November 6, 2020), a Delaware statutory trust.

Counterpointe Energy Solutions II LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Energy Solutions (CA) II LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Energy Solutions (IL) LLC (July 16, 2018), a Delaware limited liability company.

Loop-Counterpointe PACE LLC (July 16, 2018), a Delaware limited liability company.

Counterpointe Energy Solutions (FL) II LLC (October 2, 2023), a Delaware limited liability company.

CSA Employee Services Company LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Sustainable Real Estate II LLC (April 6, 2023), a Delaware limited liability company.

Counterpointe Energy Services LLC (March 17, 2015), a Delaware limited liability company.

Counterpointe Investment Management LLC (October 10, 2024), a Delaware limited liability company.

Stillings Street LLC (September 25, 2024), a Delaware limited liability company.

Eclipse Business Capital LLC (October 22, 2015) a Delaware limited liability company.

Counterpointe – MM Mortgage Lending LLC (February 20, 2025), a Delaware limited liability company

LNL MM, LLC (February 19, 2025), a Delaware limited liability company (MassMutual – 71.25%; MM Ascend 23.7%).

LNL MM D, LLC (February 19, 2025), a Delaware limited liability company.

LNL MM D Core, LLC (February 19, 2025), a Delaware limited liability company.

Corten Real Estate Credit Fund I LLC (January 15, 2026), a Delaware limited liability company. MassMutual owns 73.5% and MassMutual Ascend Life Insurance Company owns 24.5%.

CapSec LLC (June 25, 2025), a Delaware limited liability company.

LNL MM 2, LLC (May 8, 2025), a Delaware limited liability company (MassMutual – 85.5%; MM Ascend 9.5%).

Port 51 Lending Holdings LLC (June 8, 2022), a Delaware limited liability company

Port 51 Lending LLC (January 2, 2018), a Delaware limited liability company.

Port 51 Commercial LLC (July 8, 2025) a Delaware limited liability company.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

25

ALAND ROYALTY GP, LLC

Delaware - 6887128

ALASKA FUTURE FUND GP, LLC

Delaware – 7621080

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware – 6972999

BARINGS ACTIVE PASSIVE EQUITY DIRECT EAFE LLC

Delaware – 678445

BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

61.02% owned by Barings LLC

BARINGS BLUE RIDGE FUND GP LLC

Delaware, U.S.A. – 10477046

BARINGS BLUE RIDGE FUND, L.P.

Delaware, U.S.A. – 10477048

BARINGS CAPITAL SOLUTIONS PERPETUAL FUND (DE), L.P.

Delaware, U.S.A. – 7354538

32.63% owned by Barings LLC

BARINGS CENTRE STREET CLO EQUITY PARTNERSHIP GP, LLC

Delaware, U.S.A. – 67009373

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

BARINGS DIRECT LENDING GP LTD.

Cayman Islands - WC-331849

BARINGS DIRECT INVESTMENTS LLC

Delaware, U.S.A. – 4296453

BARINGS DIVERSIFIED RESIDENTIAL FUND GP LLC

Delaware, U.S.A. – 3574626

BARINGS EMERGING GENERATION FUND GP, LLC

Delaware, U.S.A. – 7715719

50% owned by Barings LLC

BARINGS EMERGING GENERATION FUND II GP, LLC

Delaware, U.S.A. – 6638604

BARINGS EMERGING GENERATION FUND III GP, LLC

Delaware, U.S.A. – 10395626

BARINGS EMERGING GENERATION FUND III, LLC

Delaware, U.S.A. – 10395638

BARINGS EMERGING MARKETS BLENDED FUND I GP, LLC

Delaware, U.S.A. – 6229845

BARINGS EPLF5 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493135

BARINGS ERS PE EMERGING MANAGER III GP, LLC

Delaware, U.S.A. – 7443853

BARINGS FC III LLC

Delaware, U.S.A. – 3467267

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISORS LLC

Delaware, U.S.A. –6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL SPECIAL SITUATIONS CREDIT FUND 4 GP (DELAWARE) LLC

Delaware, U.S.A. – 3075964

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

55.5% owned by Barings LLC

BARINGS GPSF LLC

Delaware, U.S.A. – 3022744

BARINGS HOTEL OPPORTUNITY VENTURE I GP, LLC

Delaware, U.S.A. – 5939453

50% owned by Barings LLC

26

BARINGS INFINITI FUND MANAGEMENT LLC

Delaware, U.S.A. – 7140111

BARINGS INFRASTRUCTURE CLO EQUITY PARTNERSHIP GP LLC

Delaware, U.S.A. – 10254364

BARINGS INFRASTRUCTURE SECONDARIES & SOLUTIONS FUND II MANAGING MEMBER LLC

Delaware, U.S.A. – 10426328

BARING INVESTMENT SERIES, LLC

Delaware, U.S.A. – 4057176

BARINGS NAPLF IV RATED FEEDER, L.P.

Delaware, U.S.A. – 1069319

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM GP, LLC

Delaware, U.S.A. – 7175727

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM II GP, LLC

Delaware, U.S.A. – 10182697

BARINGS NEW JERSEY EMERGING MANAGER PROGRAM II, L.P.

Delaware, U.S.A. – 10182696

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BARINGS NORTH AMERICAN PRIVATE LOAN FUND II MANAGEMENT, LLC

Delaware, U.S.A. – 7868270

BARINGS NORTH AMERICAN PRIVATE LOAN FUND III MANAGEMENT, LLC

Delaware, U.S.A. – 6640173

BARINGS NORTH AMERICAN PRIVATE LOAN FUND IV (CAYMAN)-A, L.P.

Cayman Islands – WC-133150

BARINGS NORTH AMERICAN PRIVATE LOAN FUND IV MANAGEMENT, LLC

Delaware, U.S.A. – 10269278

BARINGS PORTFOLIO FINANCE IG HOLDINGS, LLC

Delaware, U.S.A. – 10415634

BARINGS PORTFOLIO FINANCE IG ISSUER I, LLC

Delaware, U.S.A. – 10359831

BARINGS REAL ASSET SPECIAL SERVICER LLC

Delaware, U.S.A. – 10422593

BARINGS REAL ESTATE EUROPEAN VALUE ADD FUND II FEEDER LLC

Cayman Islands – MC-3557

BARINGS SBIC II GP, LLC

Delaware, U.S.A. – 4948134

BARINGS SEM GP LLC

Delaware, U.S.A. – 4639492

BARINGS SMALL BUSINESS FUND LLC

Delaware, U.S.A. – 7875829

54.25% owned by Barings LLC

BARINGS SPECIALTY ASSET BASED FINANCE FUND GP LLC

Delaware, U.S.A. – 10510246

BARINGS TYIDF2 RATED FEEDER GP LLC

Delaware, U.S.A. – 7493145

BARINGS TYIDF2 RATED FEEDER, L.P.

Delaware, U.S.A. – 7493155

BARINGS – MM REVOLVER FUND GP LLC

Delaware, U.S.A. – 6354426

BCLF GP LLC

Delaware, U.S.A. – 2551895

BDAE PRIVATE FUND BLOCKER 2025, LLC

Delaware, U.S.A. – 10126772

BDAE PRIVATE FUND GP LLC

Delaware, U.S.A. – 33-3672699

BDAE PRIVATE FUND, LP

Delaware, U.S.A. – 33-3703068BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BHOVI INCENTIVE LLC

Delaware, U.S.A. – 6268804

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE I LLC

Delaware, U.S.A. – 6778920

50% owned by Barings LLC

BIG REAL ESTATE INCENTIVE II LLC

27

Delaware, U.S.A. – 6778922

50% owned by Barings LLC

BMT RE DEBT FUND GP LLC

Delaware, U.S.A. – 6965646

BRECS VII GP LLC

Delaware, U.S.A. – 61147

BREDIF GP LLC

Delaware, U.S.A. – 3853440

CPF SPRINGING MEMBER, LLC

Delaware, U.S.A. – 3873032

CREA-MA REORGANIZATION TRUST

Delaware, U.S.A. – 000933540

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

MARTELLO RE GP LLC

Delaware, U.S.A. – 5993354

MEZZCO AUSTRALIA II LLC

Delaware, U.S.A. – 5346304

MEZZCO III LLC

Delaware, U.S.A. – 4557758

50% owned by Barings LLC

MEZZCO IV LLC

Delaware, U.S.A. – No number available

NAPLF (CAYMAN)-A SENIOR FUNDING IV LLC

Delaware, U.S.A. – 10373818

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

TERRAPIN MIDDLE MARKET INFRASTRUCTURE FUND, L.P.

Delaware, U.S.A. – 3903667

The following are subsidiary companies of MassMutual. The ownership interest is 20% or more. The ownership interest is MassMutual’s unless otherwise shown.

40 EXCHANGE MM MEMBER LLC

Ownership – 100%

100 W. 3RD STREET LLC

Ownership – 100%

12-18 WEST 55TH STREET PREDEVELOPMENT, LLC

Ownership – 90.20%

21 WEST 86TH LLC

Ownership – 96.24%

300 SOUTH TRYON HOTEL LLC

Ownership – 100%

300 SOUTH TRYON LLC

Ownership – 100%

ALAND ROYALTY HOLDINGS LP

Ownership – 26.69%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND I LLC

Ownership – 100%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND II LLC

Ownership – 100%

BARINGS AFFORDABLE HOUSING MORTGAGE FUND III LLC

Ownership – 100%

BARINGS CAPITAL SOLUTIONS PERPETUAL FUND (CA), L.P.

Ownership – 35.00%

BARINGS CONSTRUCTION LENDING FUND LP

Ownership – 74.16% MassMutual, 25.84% Third Party

BARINGS DIVERSIFIED RESIDENTIAL FUND LP

Ownership – 100%

BARINGS EMERGING GENERATION FUND II LP

Ownership – 27.13%

BARINGS EMERGING GENERATION FUND, LP

Ownership – 67.74%

BARINGS GLOBAL ENERGY INFRASTRUCTURE FUND I LP

Ownership – 99.24%

28

BARINGS GLOBAL REAL ASSETS FUND, LP

Ownership – 26.14%%%

BARINGS HOTEL OPPORTUNITY VENTURE I LP

Ownership – 50.00%

BARINGS HOTEL OPPORTUNITY VENTURE II LP

Ownership – 50.00%

BARINGS MILLER INVESTMENT TRUST

Ownership – 57.33% MassMutual, 9.33% MM Ascend

BARINGS REAL ESTATE DEBT INCOME FUND LP

Ownership – 100%

BARINGS REAL ESTATE EUROPEAN VALUE ADD I SCSP

Ownership – 49.99%

BARINGS SMALL BUSINESS FUND, L.P.

Ownership – 33.60%

BARINGS U.S. CORE BOND FUND

Ownership – 100%

BARINGS U.S. HIGH YIELD FUND

Ownership – 33.09%

BARINGS-MM REVOLVER FUND LP

Ownership – 86.00%

BRAVA5 MALIC INVESTOR LLC

Ownership – 100% MM Ascend

BRAVA5 MM INVESTOR LLC

Ownership – 100%

CHASSIS ACQUISITION HOLDING LLC

Ownership – 30% (MassMutual Holding LLC)

CORNBROOK PRS HOLDINGS LLC

Ownership – 100%

CORNERSTONE FORT PIERCE DEVELOPMENT, LLC

Ownership – 90.00%

CORNERSTONE PERMANENT MORTGAGE FUND II LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND III LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND IV LLC

Ownership – 100%

CORNERSTONE PERMANENT MORTGAGE FUND LLC

Ownership – 100%

CRA AIRCRAFT HOLDING LLC

Ownership – 40.00%

RIDGE APARTMENTS, LLC

Ownership – 100%

CREA/PPC VENTURE, LLC

Ownership – 100%

CREA/WINDSTAR DUBLIN PLEASANTON, LLC

Ownership – 92.00%

E2E AFFORDABLE HOUSING DEBT FUND LLC

Ownership – 100%

EIP HOLDINGS I, LLC

Ownership – 28.96%

EURO REAL ESTATE HOLDINGS LLC

Ownership – 100%

FAN PIER DEVELOPMENT LLC

Ownership – 90.00%

GIA EU HOLDINGS LLC

Ownership – 100%

HB NAPLES GOLF OWNER LLC

Ownership – 100% (MassMutual Holding LLC)

LANDMARK MANCHESTER HOLDINGS LLC

Ownership – 100%

LONDON OFFICE JV HOLDINGS LLC

Ownership – 100%

MALIC AUSTRALIA BSOT LLC

Ownership – 100%

MALIC DEBT PARTICIPATIONS LLC

Ownership – 100% (MM Ascend)

29

MIAMI DOUGLAS FOUR MM, LLC

Ownership – 100%

MARCO HOTEL LLC

Ownership – 100% (MassMutual Holding LLC)

MIAMI DOUGLAS ONE GP LLC

Ownership – 100%

MIAMI DOUGLAS THREE MM, LLC

Ownership – 100%

MIAMI DOUGLAS TWO GP LLC

Ownership – 100%

MIAMI DOUGLAS TWO LP

Ownership – 89.99%

MM 10 CENTENNIAL DRIVE MEMBER LLC

Ownership – 100%

MM 340 MADISON MEMBER LLC

Ownership – 100%

MM 1370 AVE OF AM LLC

Ownership – 100%

MM 1400 E 4TH STREET MEMBER LLC

Ownership – 100%

MM 425 MONTGOMERY MEMBER LLC

Ownership – 100%

MM 550 CORPORATE MEMBER LLC

Ownership – 100%

MM ASCEND DS INVESTORS LLC

Ownership – 100%

MM BIG PENINSULA CO-INVEST MEMBER LLC

Ownership – 27.20%

MM BROOKHAVEN MEMBER LLC

Ownership – 100%

MM CENTURY SQUARE MEMBER LLC

Ownership – 100%

MM DEBT PARTICIPATIONS LLC

Ownership – 100%

MM DEN PAV MEMBER LLC

Ownership – 100%

MM DS INVESTORS LLC

Ownership – 100%

MM EAST SOUTH CROSSING MEMBER LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER LLC

Ownership – 100%

MM FREMONT MEMBER LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER II LLC

Ownership – 100%

MM HORIZON SAVANNAH MEMBER III LLC

Ownership – 100%

MM IRONHEAD COMMERCE CENTER MEMBER LLC

Ownership – 100%

MM KANNAPOLIS INDUSTRIAL MEMBER LLC

Ownership – 100%

MM LIBERTY CENTRE MEMBER LLC

Ownership – 100%

MM MD2 STATION MEMBER LLC

Ownership – 100%

MM NATIONAL IOS PROGRAM MEMBER LLC

Ownership – 100%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER LLC

Ownership – 100%

MM NATIONAL SELF-STORAGE PROGRAM MEMBER II LLC

Ownership – 100%

MM PARK CITY INVESTOR LLC

Ownership – 100%

MM REDISCOVER MEMBER LLC

Ownership – 100%

MM REED DISTRICT LANDCO MEMBER LLC

Ownership – 100%

MM SEDONA VORTEX INVESTOR LLC

Ownership – 100%

30

MM SL WILLISTOWN LLC

Ownership – 100%

MM SPEEDWAY EL PASO MEMBER LLC

Ownership – 100%

MM SPEEDWAY EL PASO MEMBER II LLC

Ownership – 100%

MM STOWE INVESTOR LLC

Ownership – 100%

MM SUBLINE BORROWER LLC

Ownership – 100%

MM THE GILMAN MEMBER LLC

Ownership – 100%

MM TOKYO BTR1 LLC

Ownership – 70% MassMutual, 30% MM Ascend

MM VIRGINIAN INVESTOR LLC

Ownership – 100%

MMALIC 10 CENTENNIAL DRIVE MEMBER LLC

Ownership – 100% MM Ascend

MMLIC AUSTRALIA BAST LLC

Ownership – 100%

MMLIC AUSTRALIA BSOT LLC

Ownership – 100%

PACO FRANCE LOGISTICS LLC

Ownership – 100%

PDX SW THIRD HOTEL OWNER LLC

Ownership – 100%

RB APARTMENTS LLC

Ownership – 100% (MassMutual Holding LLC)

RED LAKE VENTURES, LLC

Ownership – 31.52%

RIVERWALK MM MEMBER, LLC

Ownership – 100%

SBNP SIA III LLC

Ownership – 99.00%

SBNP SIA IV LLC

Ownership – 99.00%

SL WILLISTOWN ONE LLC

Ownership – 100%

TEN FAN PIER BOULEVARD LLC

Ownership – 100%

THREE PW OFFICE HOLDING LLC

Ownership – 95.00%

TRAILSIDE MM MEMBER II LLC

Ownership – 100%

TRAILSIDE MM MEMBER LLC

Ownership – 100%

UNNA, DORTMUND HOLDING LLC

Ownership – 100%

VALIDUS HOLDING COMPANY LLC

Ownership – 40.44%

VGS ACQUISITION HOLDING, LLC

Ownership – 33.33% (MassMutual Holding LLC)

WASHINGTON GATEWAY APARTMENTS VENTURE LLC

Ownership – 95.80%

WASHINGTON GATEWAY THREE LLC

Ownership – 95.00%

WASHINGTON GATEWAY TWO HOLDINGS LLC

Ownership – 95.00%

WEST 37TH STREET HOTEL LLC

Ownership – 93.75%

WEST 46TH STREET HOTEL LLC

Ownership – 100%

The following are collateralized loan obligation vehicles of Jefferies Finance LLC.

APEX CREDIT CLO 2024-I LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2017 Ltd.

31

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. The CLO is managed by Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2020 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN Revolver CLO 2021-II Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN Revolver CLO 2021-V Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%

JFIN REVOLVER CLO 2022-III LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LLC

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-IV LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2024-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2025-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2025-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2026-I LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 57.95%

JFIN REVOLVER FUNDING 2021 LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

32

JFIN REVOLVER FUNDING 2021-III LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2021-IV LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER FUNDING 2022-I LTD.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

The following are portfolio companies in which Jefferies Finance LLC, together with its subsidiaries, own at least 25% of the equity interests. The ownership percentage is indicated.

CUSTOM ECOLOGY HOLDCO, LLC

100% owned by Jefferies Finance LLC

The following are investment-related special purpose entities of Baring Asset Management Limited.

BARINGS CORE FUND FEEDER I GP S.À.R.L.

Luxembourg – B216891

This company is wholly owned by Baring Asset Management Limited.

BARINGS EUROPEAN DIRECT LENDING 1GP LLP

England & Wales – OC398370

A limited liability partnership organized under the laws of England and Wales.

(99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings Asset Management Limited.)

BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – B127566

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS UMBRELLA FUND (LUX) GP S.À.R.L.

Luxembourg – B240621

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

PREIF HOLDINGS LIMITED PARTNERSHIP

United Kingdom – SL006640

This company is wholly owned by Baring Asset Management Limited.

The following is an investment-related special purpose entity of Baring Fund Managers Limited.

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 99.9% owned by Baring Fund Managers Limited and 0.1% owned by Barings Asset Management Limited.

MassMutual or its subsidiaries own a significant minority stake in the companies listed below.

AMHERST LONG TERM OWNER HOLDINGS, LLC

Delaware, U.S.A – 4439028

33

MassMutual’s interest is 24.5%

BEAUTY BRANDS ACQUISITION LLC

Delaware, U.S.A. – 7164322

MassMutual’s ownership interest is 32.63%

ENROLL CONFIDENTLY, INC.

Delaware – 7051382

MassMutual’s interest is 22.4%

IMBIBA GROWTH LLP

MassMutual’s ownership interest is 20.00%

LOW CARBON ENERGY HOLDING

United Kingdom – No number available at this time.

MassMutual’s interest is 32.2%

MARTELLO RE FEEDER LP

Delaware – 3119360

MassMutual Holding LLC’s interest is 58.05%

MARTELLO RE LP

Delaware—6009011

MassMutual Holding LLC has an indirect ownership of 25.8% via Martello Re Feeder LP

ROTHESAY LIMITED (FORMERLY KNOWN AS ROTHESAY HOLDCO UK LIMITED)

England & Wales – 08668809.

MM Rothesay Holdco LLC’s interest is 47.6%.

YUNFENG FINANCIAL GROUP LIMITED

Hong Kong – No number available.

MassMutual International LLC’s ownership interest is 23.65%.

MassMutual has a 47.6% ownership interest in Rothesay Limited (through MM Rothesay Holdco US LLC). The following companies are affiliated with Rothesay Limited.

LT MORTGAGE FINANCING LIMITED

England & Wales – 09444756

ROTHESAY ASSET MANAGEMENT AUSTRALIA PTY LTD

New South Wales, Australia

ROTHESAY ASSET MANAGEMENT UK LIMITED

England & Wales – 10985333

ROTHESAY ASSET MANAGEMENT NORTH AMERICA LLC

Delaware, U.S.A. – 6570152

ROTHESAY FOUNDATION

England & Wales – 12263987

ROTHESAY LIFE PLC

England & Wales – 06127279

ROTHESAY MA NO. 1 LIMITED

England & Wales – 11641166

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ROTHESAY MA NO. 3 LIMITED

England & Wales – 12300383

ROTHESAY MA NO. 4 LIMITED

England & Wales – 12300511

RIVERTON HOME FINANCE LIMITED

England & Wales - 11877651

ROTHESAY PENSIONS MANAGEMENT LIMITED

England & Wales – 06195160

ROTHESAY PROPERTY COMPANY 1 LIMITED

England & Wales – 04346508

ROTHESAY PROPERTY PARTNERSHIP 1 LLP

England & Wales – OC436469

MassMutual has a 32.63% ownership interest in Beauty Brands Acquisition LLC. The following companies are affiliated with Beauty Brands Acquisition LLC.

BEAUTY BRANDS ACQUISITION INTERMEDIATE LLC

Delaware, U.S.A. – 7164303

FORMA BRANDS, LLC

Delaware, U.S.A. – 7164339

II.	REGISTERED INVESTMENT COMPANY AFFILIATES: Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

a.	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company.

b.	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company.

c.	MassMutual Advantage Funds, a Massachusetts business trust that operates as a management investment company.

d.	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.

e.

MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.

f.	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.

g.	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.

h.	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.

i.	Barings BDC, Inc., a Maryland publicly-traded, externally managed business development company

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Item 30.	Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 31.	Principal Underwriter

(a)

MM Ascend Life Investor Services, LLC (formerly Great American Advisors®, Inc.) is the principal underwriter for the following investment companies (including the Registrant): Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of MM Ascend Life Investor Services, LLC is 191 Rosa Parks Street, 12th Floor, Cincinnati, Ohio 45202.

Name	Position with MM Ascend Life Investor Services, LLC
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer

Scott Kramer	Vice President, Chief Information Security Officer & Co-Chief Compliance Officer

Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 31A.	Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment.

Not applicable.

Item 32.	Location of Accounts and Records

Omitted

36

Item 33.	Management Services

Not Applicable.

Item 34.	Fee Representation

The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

Undertakings

Rule 484 Undertaking – Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant Ha been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

37

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 29, 2026.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ Brian P. Sponaugle
Brian P. Sponaugle
Senior Vice President, Chief Financial Officer & Treasurer
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Insurance Company)

By:	/s/ Brian P. Sponaugle
Brian P. Sponaugle
Senior Vice President, Chief Financial Officer & Treasurer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Dominic L. Blue*	Director, Chief Executive Officer (principal executive officer)	April 29, 2026
Dominic L. Blue*

/s/ Susan M. Cicco*	Director	April 29, 2026
Susan M. Cicco*

/s/ Geoffrey J. Craddock*	Director	April 29, 2026
Geoffrey J. Craddock*

/s/ Roger W. Crandall*	Director, Chairman of the Board	April 29, 2026
Roger W. Crandall*

/s/ MJ Fortin*	Director, Chief Financial Officer (principal financial officer)	April 29, 2026
MJ Fortin*

/s/ Vy Ho*	Director	April 29, 2026
Vy Ho*

/s/ Paul A. LaPiana*	Director	April 29, 2026
Paul A. LaPiana*

/s/ Sears A. Merritt*	Director	April 29, 2026
Sears A. Merritt

Signature	Capacity	Date

/s/ Michael J. O’Connor*	Director	April 29, 2026
Michael J. O’Connor*

/s/ Eric W. Partlan*	Director	April 29, 2026
Eric W. Partlan*

/s/ Brian P. Sponaugle	Senior Vice President, Chief Financial Officer & Treasurer (Principal Accounting Officer)	April 29, 2026
Brian P. Sponaugle

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact April 29, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

27(l)(i)	Consent of KPMG LLP

27(p)(1)	Power of Attorney – Dominic Blue